[WELLS FARGO FUNDS LOGO]

WELLS FARGO TAX-FREE FUNDS

ANNUAL REPORT


CALIFORNIA LIMITED TERM TAX-FREE FUND

CALIFORNIA TAX-FREE FUND

COLORADO TAX-FREE FUND

MINNESOTA TAX-FREE FUND

NATIONAL LIMITED TERM TAX-FREE FUND

NATIONAL TAX-FREE FUND

NEBRASKA TAX-FREE FUND

JUNE 30, 2002

[GRAPHIC]

                                                                  TAX-FREE FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

PERFORMANCE HIGHLIGHTS
   CALIFORNIA LIMITED TERM TAX-FREE FUND                                    4
   CALIFORNIA TAX-FREE FUND                                                 6
   COLORADO TAX-FREE FUND                                                   8
   MINNESOTA TAX-FREE FUND                                                 10
   NATIONAL LIMITED TERM TAX-FREE FUND                                     12
   NATIONAL TAX-FREE FUND                                                  14
   NEBRASKA TAX-FREE FUND                                                  16

PORTFOLIO OF INVESTMENTS
   CALIFORNIA LIMITED TERM TAX-FREE FUND                                   18
   CALIFORNIA TAX-FREE FUND                                                22
   COLORADO TAX-FREE FUND                                                  32
   MINNESOTA TAX-FREE FUND                                                 35
   NATIONAL LIMITED TERM TAX-FREE FUND                                     43
   NATIONAL TAX-FREE FUND                                                  48
   NEBRASKA TAX-FREE FUND                                                  61

FINANCIAL STATEMENTS
   STATEMENTS OF ASSETS AND LIABILITIES                                    64
   STATEMENTS OF OPERATIONS                                                66
   STATEMENTS OF CHANGES IN NET ASSETS                                     68
   FINANCIAL HIGHLIGHTS                                                    72

NOTES TO FINANCIAL HIGHLIGHTS                                              78

NOTES TO FINANCIAL STATEMENTS                                              79

INDEPENDENT AUDITORS' REPORT                                               87

TAX INFORMATION (UNAUDITED)                                                88

LIST OF ABBREVIATIONS                                                      89

               NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE


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                                                                 TAX-FREE FUNDS

DEAR VALUED SHAREHOLDER,

     We are pleased to present you with this Wells Fargo Tax-Free Funds annual report, which details the portfolio positioning and performance of our tax-free income funds for the 12-month period ended June 30, 2002.

     Weak equity markets and uncertainty about economic recovery buoyed bond market performance during the 12-month period. Across the board, Wells Fargo Tax-Free Funds all delivered positive returns, excluding any applicable sales charges, over the reporting period.

     During the second half of 2001, the Federal Reserve Board (the Fed) continued its campaign to stimulate the sagging economy. Following a series of five interest rate cuts in six months, the federal funds rate stood at just 1.75% at the end of 2001. As a result, short-term yields sank to their lowest levels in 40 years. By March 2002, the economy appeared to be responding to the economic stimulus. Housing, consumer spending, and business investment combined to fuel a broad-based economic recovery. As the economy kicked into gear, oil prices bounced back, inflation concerns rose, and the bond market gave back its early 2002 gains while stocks showed renewed signs of life. Although economic recovery remained intact into the second quarter of 2002, investors became more concerned with corporate accounting irregularities. The crisis of confidence in corporate America sent U.S. Treasury securities soaring, and drove stocks down to their post-September 11 lows. The Fed's campaign on short-term rates during the first half of the reporting period, combined with only slightly lower long-term rates, resulted in a considerable steepening of the yield curve during the 12-month reporting period.

     The skittishness in the stock market that drove bond performance higher during the second quarter of 2002 resulted in a 3.8% quarterly gain for the Lehman Brothers Aggregate Bond Index (the "Lehman Index"), which is comprised of taxable investment-grade bonds. Having outperformed the S&P 500 Index for the previous two years -- the first time since 1981-1982 that the Lehman Brothers Aggregate Bond Index outperformed the S&P 500 Index in two back-to-back years -- the Lehman Index is well positioned to beat the S&P 500 Index for a third consecutive year. While U.S. Treasury securities were the strongest performers, shorter duration, asset-backed securities also performed well. As would be expected, lower-quality corporate issues have been hit the hardest by corporate accounting-related concerns and reduced equity values.

     For the municipal bond sector, the decline in short-term rates translated into a steepening of the yield curve. The difference in yield between one-year and 30-year municipal paper was the greatest in more than 15 years. Although the municipal market struggled during the year with heavy supply, which is typical during the transition from recession to economic recovery, this was offset by the flight to quality during the period. As accounting scandals and global tensions cloud the prospects for a quick economic recovery, the market could likely remain focused on quality. For the time being, the uncertainty surrounding market direction could translate into continued strength for the municipal bond market.

     Investors who rely on a certain level of income may have felt the effect of the decline in short-term interest rates over the past year. We recommend that you review your investment portfolio to ensure that your current allocation reflects your income needs. Your investment professional can help you to design a strategy that meets your specific needs, investment time frame, and risk tolerance. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You can also find answers to many of your questions online at www.wellsfargofunds.com.


                                       1
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     Thank you for choosing WELLS FARGO FUNDS(R). We appreciate the confidence that you have placed in us and will continue to offer an expanding array of quality investments designed to help you achieve your personal financial goals.

Sincerely,

/s/ Michael J. Hogan

Michael J. Hogan
President
WELLS FARGO FUNDS


                                       2
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                                       3

TAX-FREE FUNDS                                      PERFORMANCE HIGHLIGHTS

CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

   The California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISER

   Wells Fargo Funds Management, LLC

SUB-ADVISER

   Wells Capital Management Incorporated

FUND MANAGERS

   Mary Jo Sebrell
   Stephen Galiani

INCEPTION DATE

   11/18/92

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.00%(1) for the 12-month period ended June 30, 2002, excluding sales charges, underperforming the Lehman Brothers 3-Year Municipal Bond Index(2) (the Index), which returned 6.17%. The Fund's Class A shares distributed $0.31 per share in dividend income and $0.03 capital gains during the period.

     Over the course of the one-year period, the municipal yield curve steepened significantly when short-term interest rates moved lower by more than 1%. As of June 30, 2002, the one- to 30-year yield curve was 3.66%, the steepest slope since 1985. There was a strong demand for municipal securities over the period, especially for those of high credit quality and for bonds in the five- to 10-year maturity range.

     The Fund's underperformance of the Index over the period was primarily attributed to maturity positioning. For the Fund, the best performers were bond positions in the shorter three- to seven-year maturity range. When yields moved substantially lower in these maturities, portfolio bond positions realized positive price appreciation. The best performing investment groups for the period were general obligation bonds and special tax voter-approved investments. The groups that underperformed and hindered performance were cash and holdings with maturities under one year.

     Also impacting the Fund's performance negatively was our change in investment strategy to move the Fund from a more laddered portfolio to initiating a barbell investment strategy. As interest rates moved lower, the Fund's performance was limited as the 1-year and shorter money market position contributed either little or no price appreciation to the Fund.

STRATEGIC OUTLOOK

     Interest rates are currently quite close to their historical lows. While yields could remain in a trading range for the next few months, they could likely move higher as the economy improves and the Federal Reserve Board begins to raise short-term rates. Moreover, a substantial forward new issue calendar could result in underperformance of California paper. We are maintaining a generally neutral posture with a somewhat larger than usual liquidity position. In the meantime, we intend to seek incremental returns by using a barbell strategy to position for eventual flattening of the yield curve and by selecting issues in an effort to provide incremental yield.

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF
FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

  Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2002)

                                                             INCLUDING SALES CHARGE  EXCLUDING SALES CHARGE
                                                             ----------------------  ----------------------
                                                                            LIFE OF                 LIFE OF
                                                             1-YEAR  5-YEAR  FUND    1-YEAR 5-YEAR   FUND
WELLS FARGO CALIFORNIA LIMITED TERM TAX-FREE FUND - CLASS A    0.25   3.51   4.08    5.00    4.47    4.58
WELLS FARGO CALIFORNIA LIMITED TERM TAX-FREE FUND -
  INSTITUTIONAL CLASS                                                                5.19    4.59    4.65
BENCHMARK
  LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX(2)                                     6.17    5.33    5.20


FUND CHARACTERISTICS
(AS OF JUNE 30, 2002)
----------------------------------------------------
AVERAGE CREDIT QUALITY(3)                      AA+
WEIGHTED AVERAGE COUPON                      5.03%
WEIGHTED AVERAGE MATURITY               4.41 YEARS
ESTIMATED DURATION                      3.19 YEARS
PORTFOLIO TURNOVER                          33.87%
NUMBER OF HOLDINGS                              91
NAV
  (CLASS A, I)                      $10.50, $10.34
SEC YIELD(4)
  (CLASS A, I)                        2.15%, 2.41%
DISTRIBUTION RATE(5)
  (CLASS A, I)                        2.76%, 3.05%
TAXABLE EQUIVALENT YIELD(6)
  (CLASS A, I)                        3.85%, 4.33%
ALTERNATIVE MINIMUM TAX (AMT)(7)             3.69%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------------------------------------
                        WELLS FARGO CA LIMITED TERM    LEHMAN BROTHERS 3-YEAR    WELLS FARGO CA LIMITED TERM
                           TAX-FREE FUND - CLASS A       MUNICIPAL BOND INDEX       TAX-FREE FUND - CLASS I
   Inception                        $9,551                   $10,000                        $10,000
       11/92                        $9,559                   $10,070                        $10,008
       12/92                        $9,632                   $10,130                        $10,084
        1/93                        $9,719                   $10,206                        $10,176
        2/93                        $9,922                   $10,367                        $10,389
        3/93                        $9,841                   $10,336                        $10,303
        4/93                        $9,893                   $10,395                        $10,358
        5/93                        $9,908                   $10,424                        $10,373
        6/93                        $9,997                   $10,490                        $10,467
        7/93                        $9,972                   $10,496                        $10,441
        8/93                       $10,112                   $10,593                        $10,587
        9/93                       $10,192                   $10,640                        $10,671
       10/93                       $10,213                   $10,662                        $10,693
       11/93                       $10,184                   $10,648                        $10,663
       12/93                       $10,316                   $10,760                        $10,801
        1/94                       $10,389                   $10,847                        $10,877
        2/94                       $10,241                   $10,746                        $10,722
        3/94                       $10,125                   $10,616                        $10,601
        4/94                       $10,159                   $10,679                        $10,636
        5/94                       $10,194                   $10,729                        $10,674
        6/94                       $10,178                   $10,732                        $10,657
        7/94                       $10,275                   $10,821                        $10,758
        8/94                       $10,291                   $10,860                        $10,774
        9/94                       $10,254                   $10,833                        $10,736
       10/94                       $10,218                   $10,807                        $10,698
       11/94                       $10,149                   $10,788                        $10,627
       12/94                       $10,202                   $10,834                        $10,681
        1/95                       $10,317                   $10,924                        $10,802
        2/95                       $10,461                   $11,039                        $10,953
        3/95                       $10,549                   $11,138                        $11,045
        4/95                       $10,569                   $11,176                        $11,066
        5/95                       $10,719                   $11,347                        $11,223
        6/95                       $10,722                   $11,374                        $11,226
        7/95                       $10,816                   $11,494                        $11,324
        8/95                       $10,892                   $11,584                        $11,404
        9/95                       $10,937                   $11,617                        $11,451
       10/95                       $11,001                   $11,673                        $11,518
       11/95                       $11,078                   $11,747                        $11,599
       12/95                       $11,134                   $11,796                        $11,658
        1/96                       $11,224                   $11,888                        $11,752
        2/96                       $11,214                   $11,890                        $11,741
        3/96                       $11,141                   $11,861                        $11,665
        4/96                       $11,144                   $11,876                        $11,668
        5/96                       $11,141                   $11,886                        $11,665
        6/96                       $11,197                   $11,957                        $11,723
        7/96                       $11,276                   $12,023                        $11,806
        8/96                       $11,284                   $12,042                        $11,815
        9/96                       $11,358                   $12,115                        $11,893
       10/96                       $11,447                   $12,200                        $11,975
       11/96                       $11,572                   $12,314                        $12,121
       12/96                       $11,563                   $12,321                        $12,111
        1/97                       $11,614                   $12,375                        $12,154
        2/97                       $11,670                   $12,435                        $12,213
        3/97                       $11,582                   $12,371                        $12,131
        4/97                       $11,630                   $12,424                        $12,170
        5/97                       $11,737                   $12,526                        $12,296
        6/97                       $11,806                   $12,600                        $12,369
        7/97                       $11,969                   $12,750                        $12,531
        8/97                       $11,940                   $12,724                        $12,500
        9/97                       $12,011                   $12,815                        $12,575
       10/97                       $12,052                   $12,872                        $12,619
       11/97                       $12,076                   $12,910                        $12,644
       12/97                       $12,155                   $12,997                        $12,728
        1/98                       $12,265                   $13,083                        $12,846
        2/98                       $12,277                   $13,111                        $12,858
        3/98                       $12,268                   $13,132                        $12,848
        4/98                       $12,235                   $13,113                        $12,813
        5/98                       $12,344                   $13,235                        $12,929
        6/98                       $12,382                   $13,280                        $12,969
        7/98                       $12,435                   $13,328                        $13,025
        8/98                       $12,602                   $13,457                        $13,204
        9/98                       $12,748                   $13,543                        $13,346
       10/98                       $12,765                   $13,608                        $13,377
       11/98                       $12,802                   $13,641                        $13,416
       12/98                       $12,818                   $13,674                        $13,431
        1/99                       $12,945                   $13,798                        $13,565
        2/99                       $12,908                   $13,813                        $13,526
        3/99                       $12,936                   $13,826                        $13,569
        4/99                       $12,941                   $13,869                        $13,561
        5/99                       $12,893                   $13,849                        $13,509
        6/99                       $12,733                   $13,766                        $13,352
        7/99                       $12,811                   $13,835                        $13,423
        8/99                       $12,788                   $13,852                        $13,398
        9/99                       $12,840                   $13,904                        $13,466
       10/99                       $12,805                   $13,906                        $13,430
       11/99                       $12,870                   $13,967                        $13,487
       12/99                       $12,823                   $13,944                        $13,451
        1/00                       $12,864                   $13,970                        $13,495
        2/00                       $12,918                   $14,014                        $13,554
        3/00                       $13,016                   $14,087                        $13,659
        4/00                       $12,986                   $14,089                        $13,628
        5/00                       $13,010                   $14,103                        $13,654
        6/00                       $13,201                   $14,282                        $13,859
        7/00                       $13,302                   $14,397                        $13,968
        8/00                       $13,443                   $14,508                        $14,119
        9/00                       $13,412                   $14,513                        $14,087
       10/00                       $13,476                   $14,594                        $14,156
       11/00                       $13,538                   $14,654                        $14,224
       12/00                       $13,696                   $14,816                        $14,392
        1/01                       $13,861                   $15,042                        $14,556
        2/01                       $13,887                   $15,099                        $14,585
        3/01                       $13,929                   $15,204                        $14,645
        4/01                       $13,809                   $15,182                        $14,519
        5/01                       $13,916                   $15,321                        $14,634
        6/01                       $13,994                   $15,390                        $14,718
        7/01                       $14,113                   $15,516                        $14,847
        8/01                       $14,273                   $15,678                        $15,020
        9/01                       $14,281                   $15,756                        $15,015
       10/01                       $14,385                   $15,859                        $15,141
       11/01                       $14,309                   $15,809                        $15,047
       12/01                       $14,271                   $15,794                        $15,022
        1/02                       $14,434                   $15,994                        $15,182
        2/02                       $14,551                   $16,114                        $15,308
        3/02                       $14,283                   $15,874                        $15,038
        4/02                       $14,498                   $16,107                        $15,270
        5/02                       $14,617                   $16,201                        $15,383
        6/02                       $14,694                   $16,340                        $15,482

[CHART]

CREDIT QUALITY(3) (AS OF JUNE 30, 2002)
------------------------------------------
AAA                     59.58%
AA                      11.80%
A                       10.00%
SP1                      9.30%
BBB                      5.88%
Unrated                  2.72%
Cash                     0.72%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2002)
------------------------------------------
0-1 Year                24.28%
1-5 Years               40.38%
5-10 Years              33.75%
10-20 Years              1.59%

--------------------------------------------------------------------------------
(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.31%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

ADVISER

   Wells Fargo Funds Management, LLC

SUB-ADVISER

   Wells Capital Management Incorporated

FUND MANAGER

   Stephen Galiani

INCEPTION DATE

   10/06/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.67%(1) for the 12-month period ended June 30, 2002, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.92% during the period. The Fund's Class A shares distributed $0.54 per share in dividend income and $0.06 capital gains during the period.

     Over the course of the one-year period, the municipal yield curve steepened significantly as a result of a decline in short-term interest rates of more than 1%. As of June 30, 2002, the yield spread between one-year and 30-year maturities was 3.66%, the greatest slope since 1985. While long-term rates also were volatile during the period (especially during the last six months of 2001), they finished the period only about 0.10% below where they began it.

     During the first six months of the period, the Fund was nearly fully invested with a long duration and average maturity. This worked well for most of the period and helped drive the Fund's performance. However, during the first six months of 2002, the Fund's relatively heavy defensive position caused its return to lag, as the short-intermediate and liquidity portions of the yield curve severely underperformed the benchmark.

     Throughout the reporting period, the Fund's performance was helped by its exposure to higher yielding, lower investment-grade paper, which enabled it to maintain a higher distribution yield than most of its peers. Because performance was driven primarily by falling interest rates, the best performance came from long duration discount and non-callable issues that benefited from falling rates, unhampered by call options.

STRATEGIC OUTLOOK

     By the end of the period, interest rates were close to their historical lows. While yields could remain in a trading range for the next few months, they could likely move higher as the economy improves and the Federal Reserve Board begins to raise short-term rates. Moreover, a substantial forward calendar could result in underperformance of California paper. We intend to maintain a generally neutral posture with a larger than usual liquidity position. In the meantime, we will seek to achieve incremental returns by using a barbell strategy to position for an expected flattening of the yield curve and by selecting issues in our ongoing efforts to provide incremental yield.

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B, Class C and Institutional Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class C shares of the Wells Fargo Fund. Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997, reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993, Class B share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2002)

                                                                INCLUDING SALES CHARGE   EXCLUDING SALES CHARGE
                                                                ----------------------   ----------------------
                                                                1-YEAR  5-YEAR  10-YEAR  1-YEAR  5-YEAR  10-YEAR
WELLS FARGO CALIFORNIA TAX-FREE FUND - CLASS A                   0.91     4.87    5.94    5.67    5.85    6.43
WELLS FARGO CALIFORNIA TAX-FREE FUND - CLASS B                  (0.12)    4.76    5.65    4.88    5.09    5.65
WELLS FARGO CALIFORNIA TAX-FREE FUND - CLASS C                   3.87     5.08    5.65    4.87    5.08    5.65
WELLS FARGO CALIFORNIA TAX-FREE FUND - INSTITUTIONAL CLASS                                5.85    5.97    6.49
BENCHMARK
  LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                                                 6.92    6.27    6.68

FUND CHARACTERISTICS
(AS OF JUNE 30, 2002)
--------------------------------------------------------------------
AVERAGE CREDIT QUALITY(3)                                        AA
WEIGHTED AVERAGE COUPON                                        4.62
WEIGHTED AVERAGE MATURITY                                      4.63
ESTIMATED DURATION                                       7.45 YEARS
PORTFOLIO TURNOVER                                           31.33%
NUMBER OF HOLDINGS                                              263
NAV
  (CLASS A, B, C, I)                 $11.29, $11.51, $11.51, $11.32
SEC YIELD(4)
  (CLASS A, B, C, I)                     4.19%, 3.53%, 3.52%, 4.54%
DISTRIBUTION RATE(5)
  (CLASS A, B, C, I)                     4.52%, 3.98%, 3.97%, 4.90%
TAXABLE EQUIVALENT YIELD(6)
  (CLASS A, B, C, I)                     7.52%, 6.34%, 6.33%, 8.16%
ALTERNATIVE MINIMUM TAX (AMT)(7)                              6.90%

[CHART]


GROWTH OF $10,000 INVESTMENT(8)
-------------------------------------------------------------------------------------------------
                         WELLS FARGO CALIFORNIA      LEHMAN BROTHERS     WELLS FARGO CALIFORNIA
                        TAX-FREE FUND - CLASS A   MUNICIPAL BOND INDEX  TAX-FREE FUND - CLASS I
           6/93                  $10,741               $10,000                 $11,244
           7/93                  $10,735               $10,013                 $11,237
           8/93                  $11,001               $10,221                 $11,516
           9/93                  $11,155               $10,338                 $11,677
          10/93                  $11,177               $10,357                 $11,700
          11/93                  $11,065               $10,266                 $11,583
          12/93                  $11,232               $10,483                 $11,758
           1/94                  $11,372               $10,602                 $11,905
           2/94                  $11,149               $10,328                 $11,671
           3/94                  $10,777                $9,907                 $11,281
           4/94                  $10,760                $9,992                 $11,264
           5/94                  $10,872               $10,079                 $11,382
           6/94                  $10,845               $10,017                 $11,353
           7/94                  $11,030               $10,200                 $11,546
           8/94                  $11,073               $10,236                 $11,592
           9/94                  $10,944               $10,086                 $11,457
          10/94                  $10,783                $9,906                 $11,288
          11/94                  $10,591                $9,727                 $11,087
          12/94                  $10,747                $9,941                 $11,250
           1/95                  $11,045               $10,225                 $11,562
           2/95                  $11,313               $10,522                 $11,843
           3/95                  $11,412               $10,643                 $11,946
           4/95                  $11,415               $10,656                 $11,950
           5/95                  $11,760               $10,996                 $12,311
           6/95                  $11,600               $10,900                 $12,143
           7/95                  $11,671               $11,003                 $12,217
           8/95                  $11,822               $11,142                 $12,376
           9/95                  $11,920               $11,213                 $12,478
          10/95                  $12,136               $11,376                 $12,705
          11/95                  $12,365               $11,565                 $12,944
          12/95                  $12,507               $11,676                 $13,093
           1/96                  $12,572               $11,765                 $13,160
           2/96                  $12,459               $11,685                 $13,043
           3/96                  $12,268               $11,535                 $12,842
           4/96                  $12,214               $11,503                 $12,786
           5/96                  $12,224               $11,498                 $12,796
           6/96                  $12,366               $11,624                 $12,945
           7/96                  $12,502               $11,728                 $13,088
           8/96                  $12,512               $11,726                 $13,098
           9/96                  $12,704               $11,890                 $13,299
          10/96                  $12,841               $12,024                 $13,443
          11/96                  $13,090               $12,244                 $13,703
          12/96                  $13,012               $12,193                 $13,621
           1/97                  $13,035               $12,216                 $13,645
           2/97                  $13,161               $12,329                 $13,777
           3/97                  $12,976               $12,165                 $13,583
           4/97                  $13,092               $12,267                 $13,705
           5/97                  $13,289               $12,452                 $13,911
           6/97                  $13,405               $12,585                 $14,032
           7/97                  $13,842               $12,934                 $14,490
           8/97                  $13,682               $12,812                 $14,323
           9/97                  $13,837               $12,965                 $14,485
          10/97                  $13,922               $13,048                 $14,574
          11/97                  $13,986               $13,125                 $14,641
          12/97                  $14,178               $13,316                 $14,843
           1/98                  $14,362               $13,453                 $15,036
           2/98                  $14,362               $13,457                 $15,024
           3/98                  $14,354               $13,470                 $15,029
           4/98                  $14,295               $13,409                 $14,968
           5/98                  $14,529               $13,621                 $15,201
           6/98                  $14,584               $13,674                 $15,259
           7/98                  $14,605               $13,708                 $15,295
           8/98                  $14,850               $13,921                 $15,552
           9/98                  $15,086               $14,095                 $15,798
          10/98                  $15,079               $14,095                 $15,792
          11/98                  $15,132               $14,144                 $15,848
          12/98                  $15,144               $14,188                 $15,863
           1/99                  $15,333               $14,357                 $16,047
           2/99                  $15,251               $14,293                 $15,976
           3/99                  $15,309               $14,313                 $16,023
           4/99                  $15,315               $14,349                 $16,044
           5/99                  $15,180               $14,468                 $15,904
           6/99                  $14,925               $14,260                 $15,639
           7/99                  $14,972               $14,311                 $15,689
           8/99                  $14,798               $14,197                 $15,507
           9/99                  $14,814               $14,203                 $15,512
          10/99                  $14,600               $14,049                 $15,290
          11/99                  $14,769               $14,198                 $15,483
          12/99                  $14,591               $14,092                 $15,300
           1/00                  $14,514               $14,030                 $15,221
           2/00                  $14,769               $14,192                 $15,475
           3/00                  $15,141               $14,502                 $15,882
           4/00                  $15,005               $14,416                 $15,728
           5/00                  $14,942               $14,341                 $15,679
           6/00                  $15,389               $14,721                 $16,133
           7/00                  $15,639               $14,926                 $16,398
           8/00                  $15,977               $15,156                 $16,769
           9/00                  $15,882               $15,077                 $16,657
          10/00                  $15,992               $15,241                 $16,790
          11/00                  $16,129               $15,357                 $16,936
          12/00                  $16,590               $15,736                 $17,406
           1/01                  $16,658               $15,892                 $17,495
           2/01                  $16,720               $15,943                 $17,562
           3/01                  $16,818               $16,087                 $17,652
           4/01                  $16,573               $15,913                 $17,399
           5/01                  $16,759               $16,085                 $17,612
           6/01                  $16,855               $16,192                 $17,714
           7/01                  $17,118               $16,432                 $17,993
           8/01                  $17,502               $16,703                 $18,399
           9/01                  $17,447               $16,646                 $18,344
          10/01                  $17,622               $16,836                 $18,530
          11/01                  $17,490               $16,695                 $18,379
          12/01                  $17,286               $16,536                 $18,183
           1/02                  $17,512               $16,822                 $18,423
           2/02                  $17,684               $17,024                 $18,607
           3/02                  $17,304               $16,690                 $18,210
           4/02                  $17,576               $17,016                 $18,499
           5/02                  $17,710               $17,120                 $18,626
           6/02                  $17,811               $17,301                 $18,751

[CHART]

CREDIT QUALITY(3) (AS OF JUNE 30, 2002)
------------------------------------------
AAA                     52.90%
BBB                     17.70%
A1                      12.00%
AA                       9.61%
Unrated                  5.36%
SP1                      1.84%
BBBa                     0.31%
Cash                     0.28%

[CHART]

MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2002)
-----------------------------------------------
0-1 Year                 7.34%
1-5 Years                2.22%
6-10 Years              16.08%
11-20 Years             31.01%
20+ Years               43.35%

-------------------------------------------------------------------------------
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.31%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

ADVISER

   Wells Fargo Funds Management, LLC

SUB-ADVISER

   Wells Capital Management Incorporated

FUND MANAGERS

   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE

   06/01/93

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 7.34%(1) during the 12-month period ended June 30, 2002, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.92%. The Fund's Class A shares distributed $0.53 per share in dividend income and no capital gains during the period.

     For the last twelve months, the municipal yield curve steepened significantly as short term interest rates declined by over 1%. As of June 30, 2002, the yield spread between one-year and 30-year maturities was 3.66%, the greatest slope since 1985. While long-term municipal yields traded in a volatile range for the period (especially the second half of 2001), they finished the period only 0.10% below where they began it.

     Fund performance was predominantly driven by security selection and sector allocation. Although the Fund was not perfectly positioned to take advantage of the recent steepening of the municipal yield curve, our consistent focus on the value sectors and maintaining a high level of distribution yield compensated for less than perfect yield curve exposure.

     Several of the Fund's BBB-rated and non-rated health care bonds delivered extraordinary total returns as spread premiums collapsed by up to 0.75%. Additionally, BBB-rated charter school revenue bonds benefited from yield spreads as much as 0.50% tighter than in 2001. These types of higher-yielding positions also enabled the Fund to generate an attractive distribution yield versus its peer group. While still producing attractive nominal returns for the period, the Fund's allocation to housing revenue bonds generally underperformed as prepayment concerns and actual cash paydowns depressed the price performance of these securities.

STRATEGIC OUTLOOK

     By the end of the period interest rates were quite close to their historical lows. While yields could remain in a trading range for the next several months, they could likely move higher as economic activity improves and the Federal Reserve Board begins to raise short-term rates. We intend to maintain a generally neutral posture with a somewhat larger than usual liquidity position. In the meantime, we will seek to achieve incremental returns by using a barbell strategy to position for an eventual flattening of the yield curve and by selecting issues that we believe may provide incremental yield or enhanced total return opportunities.

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class B shares for periods prior to August 2, 1993, reflects performance of the Class A shares of the Norwest Advantage Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2002)

                                                              INCLUDING SALES CHARGE  EXCLUDING SALES CHARGE
                                                              ----------------------  ----------------------
                                                                             LIFE OF                LIFE OF
                                                              1-YEAR  5-YEAR   FUND   1-YEAR  5-YEAR  FUND
   WELLS FARGO COLORADO TAX-FREE FUND - CLASS A                2.51    5.02    5.49    7.34   5.99   6.03
   WELLS FARGO COLORADO TAX-FREE FUND - CLASS B                1.53    4.89    5.26    6.53   5.22   5.26
   WELLS FARGO COLORADO TAX-FREE FUND - INSTITUTIONAL CLASS                            7.33   6.01   6.04
   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)                                           6.92   6.27   6.25

CHARACTERISTICS
(AS OF JUNE 30, 2002)
---------------------------------------------------------------
   AVERAGE CREDIT QUALITY(3)                                AA
   WEIGHTED AVERAGE COUPON                               4.74%
   WEIGHTED AVERAGE MATURITY                        5.23 YEARS
   ESTIMATED AVERAGE DURATION                       8.14 YEARS
   PORTFOLIO TURNOVER                                   28.37%
   NUMBER OF HOLDINGS                                       95
   NAV
     (CLASS A, B, I)                    $10.61, $10.63, $10.62
   SEC YIELD(4)
     (CLASS A, B, I)                       4.53%, 3.98%, 4.74%
   DISTRIBUTION RATE(5)
     (CLASS A, B, I)                       4.71%, 4.18%, 4.93%
   TAXABLE EQUIVALENT YIELD(6)
     (CLASS A, B, I)                       7.73%, 6.80%, 8.09%
   ALTERNATIVE MINIMUM TAX (AMT)(7)                      9.09%

[CHART]

GROWTH OF $10,000 INVESTMENT(8)
------------------------------------------------------------------------------------------------
                        WELLS FARGO COLORADO       LEHMAN BROTHERS         WELLS FARGO COLORADO
                       TAX-FREE FUND - CLASS A   MUNICIPAL BOND INDEX    TAX-FREE FUND - CLASS I
       5/93                     $9,550               $10,000                   $10,000
       6/93                     $9,685               $10,167                   $10,142
       7/93                     $9,671               $10,180                   $10,127
       8/93                     $9,923               $10,392                   $10,391
       9/93                    $10,061               $10,510                   $10,535
      10/93                    $10,056               $10,530                   $10,530
      11/93                     $9,933               $10,438                   $10,401
      12/93                    $10,176               $10,658                   $10,655
       1/94                    $10,335               $10,779                   $10,822
       2/94                    $10,027               $10,500                   $10,500
       3/94                     $9,617               $10,073                   $10,081
       4/94                     $9,645               $10,159                   $10,099
       5/94                     $9,743               $10,247                   $10,202
       6/94                     $9,671               $10,184                   $10,127
       7/94                     $9,833               $10,371                   $10,297
       8/94                     $9,864               $10,407                   $10,329
       9/94                     $9,714               $10,254                   $10,171
      10/94                     $9,558               $10,072                   $10,009
      11/94                     $9,383                $9,889                    $9,825
      12/94                     $9,573               $10,107                   $10,024
       1/95                     $9,767               $10,396                   $10,227
       2/95                    $10,024               $10,698                   $10,507
       3/95                    $10,112               $10,821                   $10,600
       4/95                    $10,142               $10,834                   $10,619
       5/95                    $10,471               $11,179                   $10,964
       6/95                    $10,391               $11,082                   $10,881
       7/95                    $10,508               $11,187                   $11,003
       8/95                    $10,661               $11,328                   $11,164
       9/95                    $10,720               $11,400                   $11,225
      10/95                    $10,874               $11,566                   $11,386
      11/95                    $11,061               $11,758                   $11,593
      12/95                    $11,200               $11,871                   $11,727
       1/96                    $11,280               $11,961                   $11,812
       2/96                    $11,195               $11,880                   $11,734
       3/96                    $11,058               $11,728                   $11,590
       4/96                    $10,998               $11,695                   $11,527
       5/96                    $11,032               $11,690                   $11,551
       6/96                    $11,169               $11,818                   $11,694
       7/96                    $11,300               $11,924                   $11,832
       8/96                    $11,279               $11,922                   $11,810
       9/96                    $11,463               $12,089                   $12,002
      10/96                    $11,596               $12,225                   $12,142
      11/96                    $11,751               $12,449                   $12,304
      12/96                    $11,746               $12,397                   $12,299
       1/97                    $11,811               $12,420                   $12,368
       2/97                    $11,893               $12,534                   $12,453
       3/97                    $11,733               $12,368                   $12,285
       4/97                    $11,842               $12,472                   $12,400
       5/97                    $12,024               $12,660                   $12,590
       6/97                    $12,145               $12,795                   $12,718
       7/97                    $12,541               $13,150                   $13,132
       8/97                    $12,345               $13,026                   $12,927
       9/97                    $12,516               $13,181                   $13,118
      10/97                    $12,641               $13,266                   $13,237
      11/97                    $12,718               $13,344                   $13,330
      12/97                    $12,955               $13,539                   $13,565
       1/98                    $13,071               $13,678                   $13,699
       2/98                    $13,071               $13,682                   $13,687
       3/98                    $13,076               $13,695                   $13,692
       4/98                    $12,958               $13,633                   $13,581
       5/98                    $13,222               $13,848                   $13,844
       6/98                    $13,274               $13,902                   $13,899
       7/98                    $13,292               $13,937                   $13,918
       8/98                    $13,521               $14,153                   $14,158
       9/98                    $13,723               $14,330                   $14,370
      10/98                    $13,612               $14,330                   $14,254
      11/98                    $13,714               $14,380                   $14,360
      12/98                    $13,750               $14,425                   $14,398
       1/99                    $13,894               $14,596                   $14,549
       2/99                    $13,777               $14,532                   $14,426
       3/99                    $13,768               $14,552                   $14,417
       4/99                    $13,810               $14,589                   $14,474
       5/99                    $13,723               $14,710                   $14,369
       6/99                    $13,452               $14,498                   $14,086
       7/99                    $13,470               $14,550                   $14,105
       8/99                    $13,306               $14,434                   $13,933
       9/99                    $13,206               $14,440                   $13,828
      10/99                    $13,028               $14,284                   $13,641
      11/99                    $13,165               $14,435                   $13,786
      12/99                    $12,996               $14,327                   $13,622
       1/00                    $12,857               $14,264                   $13,462
       2/00                    $13,104               $14,429                   $13,721
       3/00                    $13,423               $14,744                   $14,070
       4/00                    $13,335               $14,657                   $13,963
       5/00                    $13,192               $14,581                   $13,814
       6/00                    $13,569               $14,967                   $14,223
       7/00                    $13,798               $15,175                   $14,462
       8/00                    $14,069               $15,409                   $14,732
       9/00                    $13,964               $15,329                   $14,636
      10/00                    $14,140               $15,496                   $14,806
      11/00                    $14,260               $15,614                   $14,932
      12/00                    $14,782               $15,999                   $15,478
       1/01                    $14,881               $16,158                   $15,597
       2/01                    $14,974               $16,209                   $15,680
       3/01                    $15,100               $16,355                   $15,812
       4/01                    $14,832               $16,179                   $15,530
       5/01                    $14,983               $16,353                   $15,704
       6/01                    $15,135               $16,463                   $15,863
       7/01                    $15,433               $16,706                   $16,160
       8/01                    $15,761               $16,982                   $16,503
       9/01                    $15,676               $16,924                   $16,430
      10/01                    $15,860               $17,117                   $16,607
      11/01                    $15,716               $16,974                   $16,456
      12/01                    $15,577               $16,812                   $16,311
       1/02                    $15,796               $17,103                   $16,540
       2/02                    $15,993               $17,308                   $16,746
       3/02                    $15,684               $16,969                   $16,439
       4/02                    $15,961               $17,300                   $16,729
       5/02                    $16,058               $17,406                   $16,830
       6/02                    $16,245               $17,590                   $17,026

[CHART]

CREDIT QUALITY(3) (AS OF JUNE 30, 2002)
------------------------------------------
AAA                     41.00%
AA                      28.60%
Unrated                 11.54%
BBB                      8.15%
A                        7.50%
SP1                      1.70%
Cash                     1.51%


[CHART]

MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2002)
----------------------------------------------
0-1 Year                 4.52%
6-10 Years              16.64%
11-20 Years             53.61%
21+ Years               25.23%


--------------------------------------------------------------------------------
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.44%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Patricia Hovanetz, CFA

INCEPTION DATE
   01/12/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 6.58%(1) for the 12-month period ended June 30, 2002, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.92%. The Fund's
   Class A shares distributed $0.52 per share in dividend income and no capital gains during the period.

     Overall, yields declined sharply during the past 12 months. The yield curve steepened dramatically, with short-term interest rates falling significantly more than long-term rates. Over the reporting period, five-year yields fell 0.80%, 10-year yields fell 0.50%, while long-term yields fell a mere 0.10%. This market performance produced positive price returns across the entire bond maturity spectrum, including short duration segments of the yield curve.

     During the period, Fund performance was primarily driven by failing interest rate. Thus, the best performance came from the Fund's long duration holdings, especially non-callable zero coupon securities and non-callable coupon issues. These issues benefited from falling rates, unhampered by call options. Among the poorer performing issues for the Fund were pre-refunded bonds, due to their generally shorter duration and higher coupons. Housing issues also lagged because their price performance was muted by the presence of call features. Transactions over the period focused on improving income returns. We added to the Fund's portfolio several housing bonds, electric revenue bonds and airport revenue bonds in order to boost yields.

STRATEGIC OUTLOOK

     Interest rates were quite close to their historical lows by the end of the period. We believe that yields may remain in a trading range for the next few months but could move higher as the economy improves and the Federal Reserve Board begins to raise short-term rates. We intend to maintain a neutral duration strategy in the near-term but our bias may shift toward a shorter duration over the next few months. In the meantime, we intend to seek incremental returns by using a barbell strategy to position for an expected flattening of the yield curve and by selecting issues in an effort to provide incremental yield.

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares adjusted to reflect Class B shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2002)

                                                              INCLUDING SALES CHARGE      EXCLUDING SALES CHARGE
                                                             ------------------------    ------------------------
                                                              1-YEAR  5-YEAR  10-YEAR     1-YEAR 5-YEAR 10-YEAR
   WELLS FARGO MINNESOTA TAX-FREE FUND - CLASS A               1.79   4.52     5.41        6.58   5.49   5.89
   WELLS FARGO MINNESOTA TAX-FREE FUND - CLASS B               0.79   4.37     5.14        5.79   4.70   5.14
   WELLS FARGO MINNESOTA TAX-FREE FUND - INSTITUTIONAL CLASS                               6.58   5.49   5.89
   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND  INDEX(2)                                              6.92   6.27   6.68

   CHARACTERISTICS
   (AS OF JUNE 30, 2002)
------------------------------------------------------------------
   AVERAGE CREDIT QUALITY(3)                                    AA
   WEIGHTED AVERAGE COUPON                                   5.23%
   WEIGHTED AVERAGE MATURITY                                 13.61
   ESTIMATED DURATION                                   5.81 YEARS
   PORTFOLIO TURNOVER                                       28.36%
   NUMBER OF HOLDINGS                                          215
   NAV
     (CLASS A, B, I)                        $10.84, $10.84, $10.84
   SEC YIELD (4)
     (CLASS A, B, I)                           4.16%, 3.60%, 4.35%
   DISTRIBUTION RATE (5)
     (CLASS A, B, I)                           4.53%, 3.99%, 4.74%
   TAXABLE EQUIVALENT YIELD (6)
     (CLASS A, B, I)                           7.35%, 6.36%, 7.69%
   ALTERNATIVE MINIMUM TAX (AMT)(7)                          1.63%

[CHART]


   GROWTH OF $10,000 INVESTMENT(8)
------------------------------------------------------------------------------------------------------
                  WELLS FARGO MINNESOTA            LEHMAN BROTHERS         WELLS FARGO MINNESOTA
                TAX-FREE FUND - CLASS A          MUNICIPAL BOND INDEX     TAX-FREE FUND - CLASS I
        6/93             $10,962                       $10,000                     $10,986
        7/93             $10,971                       $10,013                     $11,005
        8/93             $11,190                       $10,221                     $11,255
        9/93             $11,361                       $10,338                     $11,424
       10/93             $11,339                       $10,357                     $11,419
       11/93             $11,226                       $10,266                     $11,313
       12/93             $11,448                       $10,483                     $11,543
        1/94             $11,569                       $10,602                     $11,673
        2/94             $11,255                       $10,328                     $11,352
        3/94             $10,798                        $9,907                     $10,910
        4/94             $10,834                        $9,992                     $10,953
        5/94             $10,915                       $10,079                     $11,041
        6/94             $10,833                       $10,017                     $10,965
        7/94             $10,947                       $10,200                     $11,077
        8/94             $11,007                       $10,236                     $11,145
        9/94             $10,819                       $10,086                     $10,961
       10/94             $10,637                        $9,906                     $10,795
       11/94             $10,433                        $9,727                     $10,584
       12/94             $10,689                        $9,941                     $10,861
        1/95             $10,995                       $10,225                     $11,168
        2/95             $11,314                       $10,522                     $11,499
        3/95             $11,387                       $10,643                     $11,592
        4/95             $11,397                       $10,656                     $11,598
        5/95             $11,747                       $10,996                     $11,973
        6/95             $11,639                       $10,900                     $11,860
        7/95             $11,696                       $11,003                     $11,925
        8/95             $11,824                       $11,142                     $12,063
        9/95             $11,884                       $11,213                     $12,132
       10/95             $12,078                       $11,376                     $12,338
       11/95             $12,284                       $11,565                     $12,568
       12/95             $12,434                       $11,676                     $12,718
        1/96             $12,500                       $11,765                     $12,793
        2/96             $12,380                       $11,685                     $12,690
        3/96             $12,192                       $11,535                     $12,494
        4/96             $12,143                       $11,503                     $12,451
        5/96             $12,133                       $11,498                     $12,449
        6/96             $12,280                       $11,624                     $12,607
        7/96             $12,361                       $11,728                     $12,710
        8/96             $12,328                       $11,726                     $12,673
        9/96             $12,524                       $11,890                     $12,882
       10/96             $12,654                       $12,024                     $13,024
       11/96             $12,857                       $12,244                     $13,253
       12/96             $12,807                       $12,193                     $13,198
        1/97             $12,796                       $12,216                     $13,195
        2/97             $12,888                       $12,329                     $13,298
        3/97             $12,702                       $12,165                     $13,114
        4/97             $12,821                       $12,267                     $13,258
        5/97             $13,004                       $12,452                     $13,442
        6/97             $13,123                       $12,585                     $13,573
        7/97             $13,515                       $12,934                     $13,988
        8/97             $13,327                       $12,812                     $13,815
        9/97             $13,496                       $12,965                     $13,986
       10/97             $13,594                       $13,048                     $14,096
       11/97             $13,665                       $13,125                     $14,179
       12/97             $13,876                       $13,316                     $14,407
        1/98             $14,012                       $13,453                     $14,558
        2/98             $13,992                       $13,457                     $14,559
        3/98             $14,001                       $13,470                     $14,564
        4/98             $13,895                       $13,409                     $14,462
        5/98             $14,160                       $13,621                     $14,748
        6/98             $14,194                       $13,674                     $14,805
        7/98             $14,216                       $13,708                     $14,825
        8/98             $14,457                       $13,921                     $15,099
        9/98             $14,646                       $14,095                     $15,306
       10/98             $14,550                       $14,095                     $15,202
       11/98             $14,609                       $14,144                     $15,272
       12/98             $14,616                       $14,188                     $15,304
        1/99             $14,756                       $14,357                     $15,446
        2/99             $14,680                       $14,293                     $15,376
        3/99             $14,676                       $14,313                     $15,381
        4/99             $14,709                       $14,349                     $15,425
        5/99             $14,611                       $14,468                     $15,332
        6/99             $14,364                       $14,260                     $15,083
        7/99             $14,347                       $14,311                     $15,074
        8/99             $14,089                       $14,197                     $14,827
        9/99             $13,964                       $14,203                     $14,690
       10/99             $13,705                       $14,049                     $14,427
       11/99             $13,810                       $14,198                     $14,561
       12/99             $13,658                       $14,092                     $14,396
        1/00             $13,534                       $14,030                     $14,274
        2/00             $13,804                       $14,192                     $14,567
        3/00             $14,162                       $14,502                     $14,954
        4/00             $14,034                       $14,416                     $14,828
        5/00             $13,908                       $14,341                     $14,705
        6/00             $14,255                       $14,721                     $15,080
        7/00             $14,463                       $14,926                     $15,311
        8/00             $14,673                       $15,156                     $15,542
        9/00             $14,585                       $15,077                     $15,459
       10/00             $14,740                       $15,241                     $15,632
       11/00             $14,836                       $15,357                     $15,744
       12/00             $15,249                       $15,736                     $16,208
        1/01             $15,306                       $15,892                     $16,263
        2/01             $15,385                       $15,943                     $16,373
        3/01             $15,514                       $16,087                     $16,504
        4/01             $15,308                       $15,913                     $16,311
        5/01             $15,480                       $16,085                     $16,505
        6/01             $15,608                       $16,192                     $16,636
        7/01             $15,854                       $16,432                     $16,909
        8/01             $16,087                       $16,703                     $17,183
        9/01             $16,008                       $16,646                     $17,095
       10/01             $16,182                       $16,836                     $17,291
       11/01             $16,027                       $16,695                     $17,137
       12/01             $15,919                       $16,536                     $17,048
        1/02             $16,106                       $16,822                     $17,243
        2/02             $16,305                       $17,024                     $17,466
        3/02             $16,015                       $16,690                     $17,166
        4/02             $16,280                       $17,016                     $17,461
        5/02             $16,367                       $17,120                     $17,565
        6/02             $16,512                       $17,301                     $17,731

[CHART]

   CREDIT QUALITY(3) (AS OF JUNE 30, 2002)
---------------------------------------------
AAA                     47.10%
AA                      27.60%
A                       10.42%
Unrated                  8.89%
BBB                      4.17%
SP1                      0.91%
Cash                     0.91%

[CHART]


   MATURITY DISTRIBUTION(9)
----------------------------------------
0-1 Year                 6.90%
1-5 Years                9.68%
5-10 Years              12.93%
10-20 Years             54.89%
20+ Years               15.60%

--------------------------------------------------------------------------------
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 43.42%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9) Portfolio holdings are subject to change.

NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE

   The National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Patricia Hovanetz, CFA
   Arthur C. Evans

INCEPTION DATE
   10/01/96

PERFORMANCE HIGHLIGHTS

     The Fund returned 6.16%(1) for the 12-month period ended June 30, 2002, slightly underperforming the Lehman Brothers 3-Year Municipal Bond Index(2) (the Index), which returned 6.17%. The Fund distributed $0.43 per share in dividend income and no capital gains during the period.

     Overall, yields declined sharply during the past 12 months. The yield curve steepened dramatically with short-term interest rates falling significantly more than long-term rates. Over the period, five-year yields fell 0.80% and 10-year yields fell 0.50% while long-term yields fell a mere 0.10%. This market movement produced positive price returns across the entire bond maturity spectrum including the short duration segments of the curve.

     In an environment of falling interest rates, the Fund's best performance came from its longest duration holdings. Conversely, shorter duration holdings lagged. The Fund's cash position lagged the most, as yields fell to historically low levels and essentially no opportunity for price appreciation existed.

     The Fund's asset base grew substantially during the period and much of the new money was invested in high-quality, high-liquidity issues rather than issues purchased to boost yield. This was due to the fact that quality spreads narrowed substantially during the period so that the types of issues we typically purchase for yield were much less available and much less attractive. We stepped out on the yield curve with these purchases, capturing the steepness of the curve, but kept duration stable by maintaining a higher cash position.

STRATEGIC OUTLOOK

     By June 30, 2002, interest rates were quite close to their historical lows. We believe that yields could remain in a trading range for the next few months but could likely move higher as the economy improves and the Federal Reserve Board begins to raise short term rates. We intend to maintain a neutral duration strategy for the near future, but our bias could shift toward a shorter duration over the next few months. In the meantime, we will seek to achieve incremental returns by using a barbell strategy to position for eventual flattening of the yield curve and by selecting issues that we believe may provide incremental yield.

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY
ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Institutional Class shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2002)

                                                                               1-YEAR     5-YEAR     LIFE OF FUND
   WELLS FARGO NATIONAL LIMITED TERM TAX-FREE FUND                              6.16       5.06         5.77
   BENCHMARK
     LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND  INDEX(2)                            6.17       5.33         5.33

CHARACTERISTICS
   (AS OF JUNE 30, 2002)
----------------------------------------------------------
   AVERAGE CREDIT QUALITY(3)                   AA
   WEIGHTED AVERAGE COUPON                  4.65%
   WEIGHTED AVERAGE MATURITY             5.43 YEARS
   ESTIMATED DURATION                    3.87 YEARS
   PORTFOLIO TURNOVER                      44.53%
   NUMBER OF HOLDINGS                       104
   NAV                                   $10.73
   SEC YIELD (4)                           4.92%
   DISTRIBUTION RATE (5)                   3.87%
   TAXABLE EQUIVALENT YIELD (6)            8.01%
   ALTERNATIVE MINIMUM TAX (AMT) (7)       6.68%

[CHART]

   GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------
              WELLS FARGO NATIONAL LIMITED TERM       LEHMAN BROTHERS 3-YEAR
                   TAX-FREE FUND - CLASS I             MUNICIPAL BOND INDEX
         9/96            $10,000                                   $10,000
        10/96            $10,387                                   $10,070
        11/96            $10,537                                   $10,165
        12/96            $10,515                                   $10,170
         1/97            $10,555                                   $10,214
         2/97            $10,621                                   $10,265
         3/97            $10,566                                   $10,211
         4/97            $10,616                                   $10,255
         5/97            $10,699                                   $10,339
         6/97            $10,780                                   $10,400
         7/97            $10,977                                   $10,524
         8/97            $10,905                                   $10,503
         9/97            $10,998                                   $10,577
        10/97            $11,071                                   $10,625
        11/97            $11,101                                   $10,656
        12/97            $11,207                                   $10,728
         1/98            $11,281                                   $10,799
         2/98            $11,287                                   $10,822
         3/98            $11,330                                   $10,839
         4/98            $11,285                                   $10,824
         5/98            $11,414                                   $10,925
         6/98            $11,455                                   $10,962
         7/98            $11,488                                   $11,001
         8/98            $11,619                                   $11,108
         9/98            $11,715                                   $11,179
        10/98            $11,736                                   $11,233
        11/98            $11,756                                   $11,260
        12/98            $11,799                                   $11,287
         1/99            $11,896                                   $11,389
         2/99            $11,879                                   $11,402
         3/99            $11,875                                   $11,412
         4/99            $11,904                                   $11,448
         5/99            $11,867                                   $11,432
         6/99            $11,739                                   $11,363
         7/99            $11,805                                   $11,420
         8/99            $11,780                                   $11,433
         9/99            $11,789                                   $11,477
        10/99            $11,765                                   $11,478
        11/99            $11,832                                   $11,529
        12/99            $11,808                                   $11,510
         1/00            $11,785                                   $11,531
         2/00            $11,841                                   $11,568
         3/00            $11,922                                   $11,628
         4/00            $11,909                                   $11,629
         5/00            $11,898                                   $11,641
         6/00            $12,049                                   $11,788
         7/00            $12,179                                   $11,884
         8/00            $12,285                                   $11,975
         9/00            $12,283                                   $11,979
        10/00            $12,354                                   $12,046
        11/00            $12,399                                   $12,096
        12/00            $12,579                                   $12,230
         1/01            $12,723                                   $12,416
         2/01            $12,767                                   $12,463
         3/01            $12,863                                   $12,550
         4/01            $12,810                                   $12,531
         5/01            $12,930                                   $12,647
         6/01            $12,999                                   $12,703
         7/01            $13,132                                   $12,808
         8/01            $13,278                                   $12,941
         9/01            $13,335                                   $13,006
        10/01            $13,419                                   $13,090
        11/01            $13,324                                   $13,050
        12/01            $13,269                                   $13,036
         1/02            $13,427                                   $13,202
         2/02            $13,570                                   $13,301
         3/02            $13,310                                   $13,103
         4/02            $13,583                                   $13,295
         5/02            $13,654                                   $13,373
         6/02            $13,800                                   $13,488

[CHART]

   CREDIT QUALITY(3) (AS OF JUNE 30, 2002)
-----------------------------------------------
AAA                     48.80%
A                       16.51%
AA                      14.61%
BBB                      8.68%
Cash                     3.93%
SP1                      3.90%
Unrated                  3.57%

[CHART]

   MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2002)
--------------------------------------------------
0-1 Year                10.30%
1-5 Years               29.50%
5-10 Years              57.60%
11-20 Years              2.60%

--------------------------------------------------------------------------------
(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. You cannot invest directly in an Index. Had the index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 38.60%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Institutional Class shares for the life of the Fund with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

(9)  Portfolio holdings are subject to change.

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE

   The National Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE
   08/01/89

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.92%(1) during the 12-month period ended June 30, 2002, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.92%. The Fund's Class A shares distributed $0.52 per share in dividend income and no capital gains during the period. On May 17, 2002, the Fund completed a merger with the Arizona Tax-Free Fund and the Oregon Tax-Free Fund incorporating an additional $61 million in assets.

     Over the course of the one-year period, the municipal yield curve steepened significantly as a result of a decline in short-term interest rates of more than 1%. As of June 30, 2002, the yield spread between one-year and 30-year maturities was 3.66%, the greatest slope since 1985. While long-term rates were also volatile during the period (especially during the first six months of the period), they finished the period only about 0.10% below where they began it.

     During the first six months of the period, the Fund was close to fully invested with a long duration and average maturity; this worked well for most of the period and helped drive the Fund's performance. However, during the last six months of the period, the Fund's long duration caused its performance to lag as the short-intermediate and intermediate portions of the yield curve outperformed the broader market. Throughout the year, the Fund's performance was helped by its exposure to higher yielding, lower investment-grade paper, which enabled it to maintain a higher distribution yield than many of its peers.

STRATEGIC OUTLOOK

     By June 30, 2002, interest rates were quite close to their historical lows. While yields could remain in a trading range for the next few months, they could likely move higher as the economy improves and the Federal Reserve Board begins to raise short-term interest rates. We intend to maintain a generally neutral posture with a somewhat larger than usual liquidity position. In the meantime, we will seek to achieve incremental returns by using a barbell strategy to position for an eventual flattening of the yield curve and by selecting issues that we believe may provide incremental yield.

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF
FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2002)

                                                           INCLUDING SALES CHARGE     EXCLUDING SALES CHARGE
                                                          ------------------------   ------------------------
                                                           1-YEAR  5-YEAR  10-YEAR     1-YEAR 5-YEAR 10-YEAR
   WELLS FARGO NATIONAL TAX-FREE FUND - CLASS A              1.16    4.72    5.50        5.92   5.69   5.99
   WELLS FARGO NATIONAL TAX-FREE FUND - CLASS B              0.13    4.57    5.22        5.13   4.90   5.22
   WELLS FARGO NATIONAL TAX-FREE FUND - CLASS C              4.13    4.90    5.22        5.13   4.90   5.22
   WELLS FARGO NATIONAL TAX-FREE FUND - INSTITUTIONAL CLASS                              6.24   5.80   6.06
   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND  INDEX(2)                                            6.92   6.27   6.68

CHARACTERISTICS
   (AS OF MARCH 31, 2002)
--------------------------------------------------------------
   AVERAGE CREDIT QUALITY(3)                       AA-
   WEIGHTED AVERAGE COUPON                        5.07%
   WEIGHTED AVERAGE MATURITY                   19.67 YEARS
   ESTIMATED DURATION                           8.03 YEARS
   PORTFOLIO TURNOVER                            38.89%
   NUMBER OF HOLDINGS                              331
   NAV
     (CLASS A, B, C, I) $10.29, $10.29, $10.29, $10.30
   SEC YIELD (4)
     (CLASS A, B, C, I)       4.51%, 3.97%, 3.96%, 4.92%
   DISTRIBUTION RATE (5)
     (CLASS A, B, C, I)       4.77%, 4.25%, 4.23%, 5.19%
   TAXABLE EQUIVALENT YIELD (6)
     (CLASS A, B, C, I)       7.34%, 6.46%, 6.44%, 8.01%
   ALTERNATIVE MINIMUM TAX (AMT) (7)               8.48%

[CHART]

   GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------------------
                     WELLS FARGO NATIONAL         LEHMAN BROTHERS        WELLS FARGO NATIONAL
                   TAX-FREE FUND - CLASS A     MUNICIPAL BOND INDEX     TAX-FREE FUND - CLASS I
           6/93             $10,356                  $10,000                  $10,844
           7/93             $10,369                  $10,013                  $10,858
           8/93             $10,582                  $10,221                  $11,091
           9/93             $10,671                  $10,338                  $11,174
          10/93             $10,690                  $10,357                  $11,194
          11/93             $10,538                  $10,266                  $11,046
          12/93             $10,782                  $10,483                  $11,301
           1/94             $10,936                  $10,602                  $11,451
           2/94             $10,622                  $10,328                  $11,123
           3/94             $10,189                   $9,907                  $10,670
           4/94             $10,289                   $9,992                  $10,774
           5/94             $10,360                  $10,079                  $10,848
           6/94             $10,323                  $10,017                  $10,810
           7/94             $10,471                  $10,200                  $10,965
           8/94             $10,512                  $10,236                  $11,007
           9/94             $10,369                  $10,086                  $10,869
          10/94             $10,230                   $9,906                  $10,712
          11/94             $10,036                   $9,727                  $10,520
          12/94             $10,257                   $9,941                  $10,752
           1/95             $10,530                  $10,225                  $11,026
           2/95             $10,791                  $10,522                  $11,311
           3/95             $10,858                  $10,643                  $11,381
           4/95             $10,883                  $10,656                  $11,396
           5/95             $11,233                  $10,996                  $11,762
           6/95             $11,128                  $10,900                  $11,652
           7/95             $11,223                  $11,003                  $11,752
           8/95             $11,345                  $11,142                  $11,892
           9/95             $11,409                  $11,213                  $11,959
          10/95             $11,566                  $11,376                  $12,123
          11/95             $11,838                  $11,565                  $12,395
          12/95             $11,988                  $11,676                  $12,552
           1/96             $12,089                  $11,765                  $12,671
           2/96             $12,000                  $11,685                  $12,566
           3/96             $11,844                  $11,535                  $12,402
           4/96             $11,815                  $11,503                  $12,385
           5/96             $11,827                  $11,498                  $12,384
           6/96             $11,926                  $11,624                  $12,501
           7/96             $12,080                  $11,728                  $12,661
           8/96             $12,054                  $11,726                  $12,622
           9/96             $12,215                  $11,890                  $12,803
          10/96             $12,382                  $12,024                  $12,978
          11/96             $12,587                  $12,244                  $13,180
          12/96             $12,556                  $12,193                  $13,147
           1/97             $12,577                  $12,216                  $13,183
           2/97             $12,692                  $12,329                  $13,289
           3/97             $12,506                  $12,165                  $13,095
           4/97             $12,639                  $12,267                  $13,234
           5/97             $12,824                  $12,452                  $13,442
           6/97             $12,957                  $12,585                  $13,580
           7/97             $13,360                  $12,934                  $14,002
           8/97             $13,198                  $12,812                  $13,820
           9/97             $13,370                  $12,965                  $14,014
          10/97             $13,467                  $13,048                  $14,101
          11/97             $13,576                  $13,125                  $14,229
          12/97             $13,844                  $13,316                  $14,497
           1/98             $13,957                  $13,453                  $14,628
           2/98             $13,944                  $13,457                  $14,615
           3/98             $13,964                  $13,470                  $14,636
           4/98             $13,836                  $13,409                  $14,502
           5/98             $14,149                  $13,621                  $14,816
           6/98             $14,207                  $13,674                  $14,877
           7/98             $14,227                  $13,708                  $14,898
           8/98             $14,490                  $13,921                  $15,187
           9/98             $14,711                  $14,095                  $15,419
          10/98             $14,633                  $14,095                  $15,337
          11/98             $14,731                  $14,144                  $15,425
          12/98             $14,735                  $14,188                  $15,444
           1/99             $14,891                  $14,357                  $15,593
           2/99             $14,793                  $14,293                  $15,490
           3/99             $14,784                  $14,313                  $15,495
           4/99             $14,842                  $14,349                  $15,556
           5/99             $14,721                  $14,468                  $15,415
           6/99             $14,471                  $14,260                  $15,154
           7/99             $14,465                  $14,311                  $15,147
           8/99             $14,260                  $14,197                  $14,947
           9/99             $14,180                  $14,203                  $14,864
          10/99             $13,959                  $14,049                  $14,632
          11/99             $14,125                  $14,198                  $14,793
          12/99             $13,943                  $14,092                  $14,605
           1/00             $13,761                  $14,030                  $14,432
           2/00             $13,997                  $14,192                  $14,666
           3/00             $14,372                  $14,502                  $15,077
           4/00             $14,292                  $14,416                  $14,980
           5/00             $14,166                  $14,341                  $14,866
           6/00             $14,544                  $14,721                  $15,265
           7/00             $14,822                  $14,926                  $15,543
           8/00             $15,056                  $15,156                  $15,807
           9/00             $14,941                  $15,077                  $15,689
          10/00             $15,102                  $15,241                  $15,844
          11/00             $15,214                  $15,357                  $15,981
          12/00             $15,728                  $15,736                  $16,523
           1/01             $15,830                  $15,892                  $16,616
           2/01             $15,894                  $15,943                  $16,687
           3/01             $16,011                  $16,087                  $16,829
           4/01             $15,818                  $15,913                  $16,613
           5/01             $15,967                  $16,085                  $16,789
           6/01             $16,129                  $16,192                  $16,945
           7/01             $16,405                  $16,432                  $17,238
           8/01             $16,696                  $16,703                  $17,547
           9/01             $16,652                  $16,646                  $17,503
          10/01             $16,819                  $16,836                  $17,698
          11/01             $16,646                  $16,695                  $17,520
          12/01             $16,461                  $16,536                  $17,311
           1/02             $16,665                  $16,822                  $17,528
           2/02             $16,844                  $17,024                  $17,737
           3/02             $16,559                  $16,690                  $17,440
           4/02             $16,794                  $17,016                  $17,673
           5/02             $16,916                  $17,120                  $17,804
           6/02             $17,085                  $17,301                  $18,002

[CHART]

   CREDIT QUALITY(3) (AS OF JUNE 30, 2002)
-------------------------------------------
AAA                     27.70%
AA                      19.40%
BBB                     19.20%
A                       17.90%
Unrated                 12.65%
Cash                     1.66%
BB/Ba                    0.69%
SP1                      0.47%
B                        0.33%

[CHART]

   MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2002)
--------------------------------------------------
0-1 Year                 2.60%
2-5 Years                2.00%
6-10 Years               6.20%
11-20 Years             38.84%
21+ Years               50.36%

--------------------------------------------------------------------------------
(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 38.60%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

(9)  Portfolio holdings are subject to change.

NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE

   The Nebraska Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Patricia D. Hovanetz, CFA
   Arthur C. Evans

INCEPTION DATE
   08/31/89

PERFORMANCE HIGHLIGHTS

     The Fund returned 5.67%(1) for the twelve-month period ended June 30, 2002, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 6.92% during the period. The Fund distributed $0.43 per share in dividend income and $0.03 capital gains during the period.

     Overall, yields declined sharply during the past year. The yield curve steepened dramatically, with short-term interest rates falling significantly more than long-term rates. The bond market movement produced positive price returns across the entire maturity spectrum including short-term duration segments of the yield curve.

     Part of the difference in performance between the Fund and the Index was attributable to generally lower income on bonds from high tax specialty states, such as Nebraska, compared to national issues represented by the broader Index. However, most of the return differential was due to the types of issues that prevail in the Nebraska market. Generally bonds are issued with optional calls that are shorter than those found in most other states. The result is that Nebraska bonds tend to lag in price return in periods when interest rates fall. Bonds typically price to the optional call date, rather than maturity, so the increase in price is smaller. We will continue to seek to improve the call structure of the holdings while also seeking to limit the realization of taxable capital gains.

     Over the past year, Fund performance was driven primarily by falling interest rates. Therefore, the best performance came from long duration holdings, especially non-callable or issues with good calls because they benefited most from falling rates.

STRATEGIC OUTLOOK

     As of June 30, 2002, interest rates were quite close to their historical lows. We believe that yields could remain in a trading range for the next few months but could likely move higher as the economy improves and the Federal Reserve Board begins to raise short-term interest rates. We intend to maintain a neutral duration strategy for the near future, but our bias will probably shift to a shorter duration over the next few months. In the meantime, we will seek to achieve incremental returns by using a barbell strategy to position for eventual flattening of the yield curve and by selecting issues that we believe may provide incremental yield.


--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through October 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the periods prior to September 29, 1997, reflects the performance of the predecessor common trust fund. The common trust fund was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable may have adversely affected the performance results. On September 29, 1997, the common trust fund was reorganized as the Wells Fargo predecessor Great Plains Tax-Free Bond Fund and on September 11, 2000, became the Nebraska Tax-Free Fund.

   Performance shown for the Institutional class shares of the Wells Fargo Nebraska Tax-Free Fund for the periods from September 29, 1997, to September 8, 2000, reflects the performance of the Institutional class shares of the Great Plains Tax-Free Bond Fund.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2002)

                                                                            1-YEAR   5-YEAR   10-YEAR
   WELLS FARGO NEBRASKA TAX-FREE FUND                                        5.67     4.96      4.97
   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND  INDEX(2)                                6.92     6.27      6.68

CHARACTERISTICS
   (AS OF JUNE 30, 2002)
--------------------------------------------------------
   AVERAGE CREDIT QUALITY(3)                   AA+
   WEIGHTED AVERAGE COUPON                  5.43%
   WEIGHTED AVERAGE MATURITY             4.43 YEARS
   ESTIMATED DURATION                    5.57 YEARS
   PORTFOLIO TURNOVER                      31.47%
   NUMBER OF HOLDINGS                        70
   NAV                                    $10.16
   SEC YIELD  (4)                           3.97%
   DISTRIBUTION RATE (5)                    4.24%
   TAXABLE EQUIVALENT YIELD (6)             6.93%
   ALTERNATIVE MINIMUM TAX (AMT) (7)        0.00%

[CHART]

   GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------
                     WELLS FARGO NEBRASKA       LEHMAN BROTHERS
                    TAX-FREE FUND - CLASS I   MUNICIPAL BOND INDEX
           6/93           $10,792                     $10,000
           7/93           $10,792                     $10,013
           8/93           $10,935                     $10,221
           9/93           $11,038                     $10,338
          10/93           $11,038                     $10,357
          11/93           $10,986                     $10,266
          12/93           $11,110                     $10,483
           1/94           $11,202                     $10,602
           2/94           $11,044                     $10,328
           3/94           $10,729                      $9,907
           4/94           $10,800                      $9,992
           5/94           $10,831                     $10,079
           6/94           $10,820                     $10,017
           7/94           $10,893                     $10,200
           8/94           $10,945                     $10,236
           9/94           $10,858                     $10,086
          10/94           $10,771                      $9,906
          11/94           $10,662                      $9,727
          12/94           $10,780                      $9,941
           1/95           $10,953                     $10,225
           2/95           $11,159                     $10,522
           3/95           $11,278                     $10,643
           4/95           $11,310                     $10,656
           5/95           $11,551                     $10,996
           6/95           $11,528                     $10,900
           7/95           $11,648                     $11,003
           8/95           $11,747                     $11,142
           9/95           $11,790                     $11,213
          10/95           $11,866                     $11,376
          11/95           $11,976                     $11,565
          12/95           $12,031                     $11,676
           1/96           $12,142                     $11,765
           2/96           $12,128                     $11,685
           3/96           $12,012                     $11,535
           4/96           $11,975                     $11,503
           5/96           $11,973                     $11,498
           6/96           $12,040                     $11,624
           7/96           $12,130                     $11,728
           8/96           $12,151                     $11,726
           9/96           $12,231                     $11,890
          10/96           $12,310                     $12,024
          11/96           $12,484                     $12,244
          12/96           $12,435                     $12,193
           1/97           $12,492                     $12,216
           2/97           $12,584                     $12,329
           3/97           $12,475                     $12,165
           4/97           $12,496                     $12,267
           5/97           $12,626                     $12,452
           6/97           $12,743                     $12,585
           7/97           $12,946                     $12,934
           8/97           $12,870                     $12,812
           9/97           $12,992                     $12,965
          10/97           $13,038                     $13,048
          11/97           $13,083                     $13,125
          12/97           $13,237                     $13,316
           1/98           $13,337                     $13,453
           2/98           $13,341                     $13,457
           3/98           $13,336                     $13,470
           4/98           $13,277                     $13,409
           5/98           $13,445                     $13,621
           6/98           $13,463                     $13,674
           7/98           $13,497                     $13,708
           8/98           $13,679                     $13,921
           9/98           $13,807                     $14,095
          10/98           $13,814                     $14,095
          11/98           $13,847                     $14,144
          12/98           $13,895                     $14,188
           1/99           $14,026                     $14,357
           2/99           $13,960                     $14,293
           3/99           $13,955                     $14,313
           4/99           $13,989                     $14,349
           5/99           $13,914                     $14,468
           6/99           $13,739                     $14,260
           7/99           $13,803                     $14,311
           8/99           $13,754                     $14,197
           9/99           $13,745                     $14,203
          10/99           $13,653                     $14,049
          11/99           $13,773                     $14,198
          12/99           $13,710                     $14,092
           1/00           $13,632                     $14,030
           2/00           $13,781                     $14,192
           3/00           $13,992                     $14,502
           4/00           $13,913                     $14,416
           5/00           $13,848                     $14,341
           6/00           $14,175                     $14,721
           7/00           $14,345                     $14,926
           8/00           $14,500                     $15,156
           9/00           $14,422                     $15,077
          10/00           $14,565                     $15,241
          11/00           $14,648                     $15,357
          12/00           $14,995                     $15,736
           1/01           $15,111                     $15,892
           2/01           $15,177                     $15,943
           3/01           $15,279                     $16,087
           4/01           $15,136                     $15,913
           5/01           $15,267                     $16,085
           6/01           $15,366                     $16,192
           7/01           $15,543                     $16,432
           8/01           $15,736                     $16,703
           9/01           $15,698                     $16,646
          10/01           $15,848                     $16,836
          11/01           $15,717                     $16,695
          12/01           $15,613                     $16,536
           1/02           $15,812                     $16,822
           2/02           $15,975                     $17,024
           3/02           $15,719                     $16,690
           4/02           $15,996                     $17,016
           5/02           $16,101                     $17,120
           6/02           $16,237                     $17,301

[CHART]

CREDIT QUALITY(3) (AS OF JUNE 30, 2002)
-----------------------------------------
AAA                     49.89%
AA                      35.29%
A                        6.93%
Unrated                  4.73%
BBB                      1.51%
SP1                      1.05%
Cash                     0.60%

[CHART]

   MATURITY DISTRIBUTION(9) (AS OF JUNE 30, 2002)
-------------------------------------------------
0-1 Year                 4.49%
2-5 Years                6.34%
6-10 Years              21.07%
11-20 Years             56.18%
21+ Years               11.92%

--------------------------------------------------------------------------------
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. You cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.70%. Any capital gains distributions may be taxable.

(7) The value of the securities subject to the AMT is represented as a percentage of net assets.

(8) The chart compares the performance of the Wells Fargo Nebraska Tax-Free Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

(9)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2002

CALIFORNIA LIMITED TERM TAX-FREE FUND

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE       DATE        VALUE
MUNICIPAL BONDS - 86.80%

CALIFORNIA - 84.38%
$1,100,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATION CA COP HEALTHCARE FACILITIES
            REVENUE EPISCOPAL HOMES FOUNDATION PROJECT                                           5.00%    07/01/07   $ 1,159,169
 1,105,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATION CA COP HEALTHCARE FACILITIES
            REVENUE EPISCOPAL HOMES FOUNDATION PROJECT                                           5.00     07/01/08     1,153,896
 1,625,000  BAY AREA GOVERNMENT ASSOCIATION CA TRANSPORTATION REVENUE FTA CAPITAL GRANT
            PROJECT SERIES A AMBAC INSURED                                                       5.00     06/15/06     1,770,470
   250,000  BERKELEY CA USD GO ELECTION OF 2000 PROJECT MBIA INSURED                             7.00     08/01/04       275,655
   265,000  BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY SERIES A FSA INSURED                 2.50     09/02/03       267,621
   340,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY REVENUE UNIVERSITY OF THE PACIFIC PROJECT  2.20     11/01/03       341,187
   505,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY REVENUE UNIVERSITY OF THE PACIFIC PROJECT  4.10     11/01/10       508,171
 1,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE WATER REVENUE CENTRAL VALLEY PROJECT
            SERIES Q PREREFUNDED 12/01/06 @ 101.5                                                5.70     12/01/29     1,146,270
 2,000,000  CALIFORNIA STATE GO FGIC INSURED PREREFUNDED 11/01/04 @ 102                          7.10     11/01/24     2,280,940
   600,000  CALIFORNIA STATE GO VETERANS PROJECT SERIES BH                                       5.35     12/01/13       621,714
   600,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE CASA COLINA PROJECT              5.50     04/01/13       614,418
   850,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE CATHOLIC HEALTHCARE WEST PROJECT
            SERIES A                                                                             5.00     07/01/06       887,910
   750,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE EPISCOPAL HOME PROJECT
            CALIFORNIA MORTGAGE INSURED                                                          5.00     02/01/08       792,953
   230,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE HOPE REHAB SERIES A CALIFORNIA
            MORTGAGE INSURED                                                                     2.25     11/01/03       230,248
 1,000,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE PRESBYTERIAN HOSPITAL PROJECT
            MBIA INSURED                                                                         5.50     05/01/07     1,114,560
 1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE DEPARTMENT OF CORRECTIONS
            PROJECT SERIES A AMBAC INSURED                                                       5.25     06/01/07     1,103,870
 1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE DEPARTMENT OF CORRECTIONS
            PROJECT SERIES C                                                                     5.25     11/01/08     1,370,550
   745,000  CALIFORNIA STATE UNIVERSITY OF FRESNO ASSOCIATION INCORPORATED EDUCATIONAL
            FACILITIES REVENUE AUXILIARY ORGANIZATION EVENT CENTER PROJECT                       5.00     07/01/10       755,795
 1,250,000  CALIFORNIA STATEWIDE CDA COP LEASE REVENUE HEALTH FACILITIES LOS ANGELES AIDS
            PROJECT CA MORTGAGE INSURED                                                          6.20     08/01/12     1,276,663
   600,000  CALIFORNIA STATEWIDE CDA HEALTHCARE FACILITIES REVENUE KAISER PERMANENTE PROJECT
            SERIES B (a)                                                                         1.70     08/01/31       600,000
 1,000,000  CALIFORNIA STATEWIDE CDA HEALTHCARE FACILITIES REVENUE KAISER PERMANENTE PROJECT
            SERIES B (a)                                                                         2.25     11/01/30     1,000,930
   500,000  CALIFORNIA STATEWIDE CDA HEALTHCARE FACILITIES REVENUE KAISER PERMANENTE PROJECT
            SERIES E (a)                                                                         4.70     11/01/36       508,185
 1,000,000  CALIFORNIA STATEWIDE CDA HOUSING REVENUE IRVINE APARTMENT COMMUNITIES PROJECT
            SERIES A3 (a)                                                                        5.10     05/15/25     1,041,080
 1,000,000  CALIFORNIA STATEWIDE CDA MFHR IVY HILL APARTMENTS PROJECT SERIES I-S (a)             4.90     02/01/33     1,002,310
 1,390,000  CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A AMBAC/CALIFORNIA
            MORTGAGE INSURED                                                                     5.50     08/01/11     1,540,051
   110,000  CAMPBELL CA RDA TAX ALLOCATION REVENUE CAMPBELL REDEVELOPMENT PROJECT
            SERIES A                                                                             2.75     10/01/02       110,118
   200,000  CAMPBELL CA RDA TAX ALLOCATION REVENUE CAMPBELL REDEVELOPMENT PROJECT
            SERIES A                                                                             2.75     10/01/03       200,220
   400,000  CAMPBELL CA USD TRAN GO                                                              3.35     07/02/02       400,088

                                                                                              INTEREST     MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE        DATE        VALUE
CALIFORNIA (continued)
$1,000,000  CENTRAL VALLEY FINANCING AUTHORITY COGENERATION PROJECT REVENUE CARSON ICE
            GENERAL PROJECT MBIA INSURED                                                         5.25%     07/01/10   $ 1,089,710
 1,000,000  CONTRA COSTA COUNTY CA COP LEASE REVENUE MERRITHEW MEMORIAL HOSPITAL
            PROJECT MBIA INSURED                                                                 5.25      11/01/10     1,088,350
 1,500,000  CONTRA COSTA COUNTY CA WATER DISTRICT REVENUE SERIES K FSA INSURED                   5.00      10/01/09     1,643,340
   235,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY REVENUE FRANCISCAN ACQUISITION
            PROJECT SERIES A                                                                     5.00      12/15/10       241,192
 1,000,000  EAST BAY CA MUD WASTEWATER TREATMENT SYSTEMS REVENUE MBIA INSURED                    5.20      06/01/08     1,036,800
   650,000  EAST BAY-DELTA CA HFA HOUSING REVENUE LEASE PURCHASE PROJECT SERIES A MBIA
            INSURED                                                                              4.25      06/01/05       683,144
   695,000  EMPIRE UNION CA SCHOOL DISTRICT SPECIAL TAX REVENUE COMMUNITY FACILITY
            DISTRICT #1987-1-B PROJECT AMBAC INSURED                                             2.50      10/01/03       702,576
   250,000  FONTANA CA RDA TAX ALLOCATION REVENUE JURUPA HILLS REDEVELOPMENT PROJECT
            SERIES A                                                                             5.00      10/01/07       265,940
 1,000,000  FOOTHILL/EASTERN CORRIDOR AGENCY TOLL ROAD REVENUE PREREFUNDED 01/01/07 @ 100        6.50      01/01/32     1,158,440
   500,000  LAKE ARROWHEAD CA SEWER REVENUE FSA INSURED                                          3.00      06/01/03       506,720
   715,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS AIRPORT REVENUE LOS ANGELES INTERNATIONAL
            AIRPORT PROJECT SERIES D FGIC INSURED                                                5.30      05/15/04       756,749
   120,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED SECOND ISSUE ESCROWED TO
            MATURITY                                                                             9.00      10/15/03       131,473
 2,000,000  LOS ANGELES CA GO SERIES A                                                           5.00      09/01/08     2,192,320
 1,000,000  LOS ANGELES CA USD GO MBIA INSURED                                                   5.50      07/01/12     1,124,470
   400,000  LOS ANGELES CA WASTEWATER SYSTEMS REVENUE SERIES D FGIC INSURED                      5.38      11/01/06       426,300
 1,500,000  LOS ANGELES CA WATER & POWER REVENUE SERIES AA1                                      5.25      07/01/04     1,596,720
 2,520,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY WATER REVENUE REGIONAL
            PARK & OPEN SPACE DISTRICT PROJECT SERIES A                                          5.38      10/01/06     2,795,234
 1,000,000  MORENO VALLEY CA USD COP LEASE REVENUE FSA INSURED                                   5.25      03/01/11     1,051,960
 2,000,000  NORTHERN CALIFORNIA POWER AGENCY MULTIPLE CAPITAL FACILITIES UTILITY REVENUE
            UNREFUNDED BALANCE                                                                   6.54      08/01/25     2,048,240
   350,000  NORTHERN CALIFORNIA POWER AGENCY PUBLIC POWER REVENUE GEOTHERMAL PROJECT #3
            SERIES A                                                                             5.35      07/01/03       361,431
   500,000  OAK GROVE CA SCHOOL DISTRICT GO ELECTION OF 1995 FGIC INSURED                        8.50      08/01/03       536,810
   250,000  OAK GROVE CA SCHOOL DISTRICT GO ELECTION OF 1995 FGIC INSURED                        7.70      08/01/04       279,038
 1,000,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE OAKLAND CONVENTION
            CENTERS AMBAC INSURED                                                                5.00      10/01/05     1,082,950
 1,000,000  ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY SALES TAX REVENUE SERIES A MBIA
            INSURED                                                                              5.50      02/15/09     1,117,960
 1,000,000  ORANGE COUNTY CA RECOVERY COP LEASE REVENUE SERIES A MBIA INSURED                    5.60      07/01/09     1,124,580
   350,000  PLACENTIA CA RDA TAX ALLOCATION REVENUE SERIES A                                     5.15      08/01/12       349,710
   770,000  PLACENTIA CA TRAN                                                                    3.00      06/30/03       780,903
 1,000,000  SACRAMENTO CA CITY FINANCING AUTHORITY CITY HALL & REDEVELOPMENT PROJECTS SERIES A
            FSA INSURED                                                                          3.50      12/01/08     1,013,850
 1,300,000  SACRAMENTO CA COGENERATION AUTHORITY REVENUE PROCTER & GAMBLE PROJECT PREREFUNDED
            07/01/05 @ 102                                                                       6.50      07/01/14     1,488,266
   210,000  SACRAMENTO CA SCHOOL INSURANCE AUTHORITY REVENUE WORKERS COMPENSATION PROJECT
            SERIES C ESCROWED TO MATURITY                                                        5.75      06/01/03       215,132
   985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY RESOURCE RECOVERY REVENUE AMBAC INSURED      5.00      08/01/12     1,042,583
 1,000,000  SAN DIEGO CA USD GO CAPITAL APPRECIATION SERIES A FGIC INSURED                       4.02(c)   07/01/07       850,900

                                                                                              INTEREST     MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE        DATE        VALUE
CALIFORNIA (continued)
$2,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION INTERNATIONAL AIRPORT REVENUE
            MBIA INSURED PREREFUNDED 05/01/03 @ 102                                              6.20%     05/01/20   $ 2,114,100
 1,090,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION INTERNATIONAL AIRPORT REVENUE
            SECOND SERIES ISSUE 13B MBIA INSURED                                                 8.00      05/01/05     1,246,524
   650,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION INTERNATIONAL AIRPORT REVENUE
            SECOND SERIES ISSUE 14A MBIA INSURED                                                 8.00      05/01/05       743,340
   680,000  SAN FRANCISCO CA CITY & COUNTY GO SERIES 1 FGIC INSURED                              5.75      06/15/07       769,053
   500,000  SAN FRANCISCO CA CITY & COUNTY SEWER REVENUE AMBAC INSURED                           5.90      10/01/07       515,595
   595,000  SAN JOAQUIN CA AREA FLOOD CONTROL AGENCY TAX REVENUE FLOOD PROTECTION
            RESTORATION PROJECT FSA INSURED                                                      3.00      09/02/04       608,197
   250,000  SAN JOSE CA FINANCE AUTHORITY LEASE REVENUE                                          2.50      12/12/02       251,415
   700,000  SANTA FE SPRINGS CA CDA TAX ALLOCATION REVENUE SERIES A MBIA INSURED                 3.50      09/01/03       715,351
   825,000  SANTA MONICA CA RDA TAX ALLOCATION REVENUE OCEAN PARK REDEVELOPMENT PROJECT          4.70      07/01/12       850,930
   500,000  SANTA MONICA-MALIBU CA USD GO                                                        4.00      08/01/03       513,070
   320,000  SANTA ROSA CA WASTEWATER SERVICE FACILITY REVENUE                                    3.20      07/02/02       320,061
 1,250,000  SOUTH ORANGE COUNTY CA PFA TAX REVENUE FOOTHILL AREA PROJECT SERIES C FGIC
            INSURED                                                                              7.50      08/15/06     1,484,213
 2,000,000  SOUTHERN CALIFORNIA RAPID TRANSIT DISTRICT COP LEASE REVENUE WORKERS
            COMPENSATION FUND MBIA INSURED REMARKETED 02/01/91                                   7.50      07/01/05     2,050,040
   600,000  TOBACCO SECURITIZATION AUTHORITY SOUTHERN CA TOBACCO SETTLEMENT FUNDED SERIES A      4.60      06/01/10       596,832
 1,000,000  TRI CITY CA HOSPITAL DISTRICT REVENUE SERIES B MBIA INSURED                          5.75      02/15/03     1,026,069
   560,000  UNIVERSITY OF CALIFORNIA EDUCATIONAL FACILITIES REVENUE RESEARCH FACILITIES PROJECT
            SERIES E AMBAC INSURED                                                               4.00      09/01/07       588,201
   245,000  WHITTIER CA PFA LEASE REVENUE GREENLEAF AVENUE/WHITTIER REDEVELOPMENT PROJECT
            SERIES A                                                                             5.00      11/01/12       248,941
                                                                                                                       69,500,765
                                                                                                                      -----------

PUERTO RICO - 2.42%
   805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT GO MBIA INSURED                          5.75      07/01/20       910,134
 1,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY GO SERIES B FSA INSURED                         5.00      08/01/05     1,079,400
                                                                                                                        1,989,534
                                                                                                                      -----------
TOTAL MUNICIPAL BONDS (COST $69,961,536)                                                                               71,490,299
                                                                                                                      -----------

MUNICIPAL DEMAND NOTES - 6.14%

CALIFORNIA - 6.14%
   600,000  ANAHEIM CA PFA TAX REVENUE MBIA INSURED (b)                                          1.35      12/28/18       600,000
   600,000  CALIFORNIA PCFA PCR SHELL OIL COMPANY PROJECT SERIES A (b)                           1.70      10/01/10       600,000
   500,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE ST FRANCIS MEDICAL CENTER
            SERIES E MBIA INSURED (b)                                                            1.38      07/01/05       500,000
   500,000  CSUCI FINANCING AUTHORITY CA EDUCATIONAL FACILITIES REVENUE RENTAL HOUSING
            PROJECT CITIBANK NA LOC (b)                                                          3.38      08/01/31       507,115
   300,000  IRVINE CA IMPROVEMENT BOND ACT 1915 ASSESSMENT DISTRICT #94-15 PROJECT CANADIAN
            IMPERIAL BANK LOC (b)                                                                1.75      09/02/20       300,000
   400,000  IRVINE CA IMPROVEMENT BOND ACT 1915 ASSESSMENT DISTRICT #97-16 PROJECT SOCIETE
            GENERALE LOC (b)                                                                     1.75      09/02/22       400,000
   500,000  IRVINE CA IMPROVEMENT BOND ACT 1915 ASSESSMENT DISTRICT #97-17 PROJECT BAYERISCHE
            HYPO LOC (b)                                                                         1.75      09/02/23       500,000

                                                                                              INTEREST     MATURITY
PRINCIPAL   SECURITY NAME                                                                        RATE        DATE        VALUE
CALIFORNIA (continued)
$  600,000  IRVINE CA IMPROVEMENT BOND ACT 1915 LIMITED OBLIGATION ASSESSMENT DISTRICT
            #93-14 PROJECT BANK OF AMERICA NA LOC (b)                                            1.75%     09/02/25   $   600,000
   650,000  ORANGE COUNTY CA SANITATION DISTRICT COP LEASE REVENUE SERIES A (b)                  1.75      08/01/04       650,000
   400,000  WESTERN RIVERSIDE COUNTY CA REGIONAL WASTEWATER AUTHORITY SEWER REVENUE REGIONAL
            WASTEWATER TREATMENT PROJECT DEXIA CREDIT LOCAL DE FRANCE LOC (b)                    1.75      04/01/28       400,000

TOTAL MUNICIPAL DEMAND NOTES (COST $5,050,000)                                                                          5,057,115
                                                                                                                      -----------

SHARES
SHORT-TERM INVESTMENTS - 4.93%
   116,208  FEDERATED CALIFORNIA MUNICIPAL MONEY MARKET FUND                                     0.96                     116,208
 3,944,949  WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND (d)                                1.39                   3,944,949

TOTAL SHORT-TERM INVESTMENTS (COST $4,061,157)                                                                          4,061,157
                                                                                                                      -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $79,072,693)*                             97.87%                                                                $80,608,571
OTHER ASSETS AND LIABILITIES, NET                2.13                                                                   1,757,155
                                               ------                                                                 -----------
TOTAL NET ASSETS                               100.00%                                                                $82,365,726
                                               ======                                                                 ===========

(a)     VARIABLE RATE SECURITIES.
(b) THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(c)     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
(d) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $1,625,383
   GROSS UNREALIZED DEPRECIATION                                      (89,505)
                                                                   ----------
   NET UNREALIZED APPRECIATION                                     $1,535,878

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND

                                                                                              INTEREST     MATURITY
PRINCIPAL    SECURITY NAME                                                                        RATE        DATE        VALUE
MUNICIPAL BONDS - 93.76%

CALIFORNIA - 93.14%
$ 1,500,000  A B C CA USD CAPITAL APPRECIATION SERIES B FGIC INSURED                            5.60%(c)   08/01/18   $   651,525
  1,625,000  A B C CA USD GO FGIC INSURED                                                       5.55(c)    08/01/26       423,524
  2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA COP
             STANFORD UNIVERSITY HOSPITAL PROJECT PREREFUNDED 11/01/05 @ 100                    5.50       11/01/13     2,210,780
  6,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
             CA HEALTHCARE FACILITIES REVENUE CHANNING HOUSE PROJECT                            5.50       02/15/29     5,948,776
  2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
             CA SCHOOL OF MECHANICAL ARTS PROJECT                                               5.30       10/01/32     2,181,766
  1,500,000  ANAHEIM CA PFA LEASE REVENUE CAPITAL APPRECIATION
             PUBLIC IMPROVEMENTS PROJECT SERIES C FSA INSURED                                   5.86(c)    09/01/22       497,670
  3,620,000  ANTIOCH CA PFA LEASE REVENUE WATER TREATMENT PLANT PROJECT
             MBIA INSURED                                                                       5.63       07/01/14     3,696,129
  4,345,000  AZTEC SHOPS LIMITED CA AUXILIARY STUDENT ORGANIZATION
             EDUCATIONAL FACILITIES REVENUE SAN DIEGO STATE UNIVERSITY PROJECT                  5.88       09/01/20     4,399,877
  4,455,000  AZTEC SHOPS LIMITED CA AUXILIARY STUDENT ORGANIZATION
             EDUCATIONAL FACILITIES REVENUE SAN DIEGO STATE UNIVERSITY PROJECT                  6.00       09/01/31     4,507,480
  2,545,000  BONITA CA USD COP LEASE REVENUE MBIA INSURED                                       5.63       05/01/10     2,705,437
  1,300,000  BURBANK GLENDALE PASADENA AIRPORT AUTHORITY CA AIRPORT
             REVENUE AMBAC INSURED                                                              6.40       06/01/10     1,304,979
  1,195,000  BUTTE-GLENN COMMUNITY COLLEGE DISTRICT CA GO
             SERIES A MBIA INSURED                                                              5.50       08/01/19     1,277,909
  1,125,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CAPITAL APPRECIATION
             UNIVERSITY OF SAN DIEGO PROJECT AMBAC INSURED                                      5.65(c)    10/01/19       451,541
  1,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
             DOMINICAN UNIVERSITY PROJECT                                                       5.75       12/01/30     1,013,940
    450,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
             GOLDEN GATE UNIVERSITY PROJECT                                                     5.50       10/01/31       444,092
  2,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE KECK
             GRADUATE INSTITUTE PROJECT                                                         6.75       06/01/30     2,139,180
  2,035,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
             LA COLLEGE OF CHIROPRACTIC PROJECT                                                 5.60       11/01/17     1,899,795
    240,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
             LOYOLA MARYMOUNT UNIVERSITY PROJECT UNREFUNDED BALANCE                             6.00       10/01/14       240,871
  1,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
             POOLED COLLEGE & UNIVERSITY PROJECTS SERIES B                                      5.13       04/01/17     1,438,395
  1,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
             POOLED COLLEGE & UNIVERSITY PROJECTS SERIES B                                      5.25       04/01/24       938,280
  3,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
             STANFORD UNIVERSITY PROJECT SERIES N                                               5.20       12/01/27     3,012,540
  5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
             HEALTHCARE FACILITIES REVENUE J DAVID GLADSTONE INSTITUTE PROJECT                  5.25       10/01/34     4,829,300
  3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK HEALTHCARE
             FACILITIES REVENUE KAISER HOSPITAL ASSISTANCE PROJECT SERIES B                     5.50       08/01/31     2,961,240
  1,275,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK HEALTHCARE
             FACILITIES REVENUE SCRIPPS RESEARCH INSTITUTE PROJECT SERIES A                     5.75       07/01/30     1,334,925

                                                                                              INTEREST     MATURITY
PRINCIPAL    SECURITY NAME                                                                       RATE        DATE        VALUE
CALIFORNIA (continued)
$ 5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LEASE
             REVENUE MBIA INSURED                                                               5.50%      06/01/25   $ 5,218,900
  2,175,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SFMR SERIES B
             COLLATERALIZED BY GNMA/FNMA                                                        6.25       12/01/31     2,310,350
  3,755,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SFMR SERIES B5
             COLLATERALIZED BY FNMA/GNMA/FHLMC(a)                                               6.35       12/01/29     4,096,292
  1,090,000  CALIFORNIA SPECIAL DISTRICTS ASSOCIATION LEASE REVENUE SPECIAL DISTRICTS
             FINANCE PROGRAM SERIES MM                                                          5.50       06/01/21     1,106,448
  5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES WATER REVENUE
             CENTRAL VALLEY PROJECT SERIES J2                                                   6.00       12/01/07     5,757,050
  5,000,000  CALIFORNIA STATE GO AMBAC INSURED                                                  5.25       12/01/24     5,064,300
    165,000  CALIFORNIA STATE GO AMBAC INSURED UNREFUNDED BALANCE                               5.75       03/01/15       172,404
  7,675,000  CALIFORNIA STATE GO FGIC INSURED                                                   4.50       12/01/24     7,025,311
  2,825,000  CALIFORNIA STATE HFA MFHR SERIES A                                                 5.50       08/01/15     2,869,833
    500,000  CALIFORNIA STATE HFA MFHR SERIES B-II                                              6.70       08/01/15       510,695
    500,000  CALIFORNIA STATE HFA MFHR SERIES C-II                                              6.85       08/01/15       510,480
  2,710,000  CALIFORNIA STATE HFA SFMR SERIES L MBIA INSURED                                    6.40       08/01/27     2,840,622
  4,370,000  CALIFORNIA STATE HFA SFMR SERIES M MBIA INSURED                                    5.60       08/01/29     4,420,911
  6,840,000  CALIFORNIA STATE HFA SFMR SERIES N FSA INSURED                                     5.25       08/01/29     6,790,752
 17,185,000  CALIFORNIA STATE HFA SFMR SERIES T MBIA INSURED                                    6.15(c)    02/01/32     2,902,718
  1,000,000  CALIFORNIA STATE HFFA HEALTH FACILITIES REVENUE VALLEYCARE PROJECT
             SERIES A CA MORTGAGE INSURED                                                       6.50       05/01/05     1,022,790
  3,000,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             CASA COLINA PROJECT                                                                6.00       04/01/22     3,050,610
  2,000,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE CATHOLIC PROJECT
             SERIES A AMBAC INSURED                                                             5.75       07/01/15     2,185,140
  3,000,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             EPISCOPAL HOME PROJECT CA MORTGAGE INSURED                                         5.25       02/01/21     2,982,240
  3,500,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             SAN DIEGO HOSPITAL ASSOCIATION SERIES A MBIA INSURED                               6.20       08/01/12     3,584,665
  2,000,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             SCRIPPS MEMORIAL HOSPITAL PROJECT SERIES A MBIA INSURED                            6.40       10/01/12     2,065,000
  1,795,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             SCRIPPS MEMORIAL HOSPITAL PROJECT SERIES A MBIA INSURED                            6.25       10/01/13     1,837,577
  2,000,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             SCRIPPS RESEARCH INSTITUTE PROJECT SERIES A                                        6.63       07/01/14     2,116,520
  1,750,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE SMALL HEALTH
             FACILITIES LOAN SERIES A CA MORTGAGE INSURED                                       6.75       03/01/20     1,791,003
  1,000,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             ST FRANCIS MEMORIAL HOSPITAL PROJECT SERIES C ESCROWED TO MATURITY                 5.88       11/01/23     1,115,330
  6,000,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             SUTTER HEALTH PROJECT SERIES A                                                     6.25       08/15/31     6,376,680
  2,750,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             SUTTER HEALTH PROJECT SERIES C FSA INSURED                                         5.13       08/15/22     2,760,423
  5,000,000  CALIFORNIA STATE UNIVERSITIES AND COLLEGES EDUCATIONAL FACILITIES
             REVENUE HOUSING SYSTEMS PROJECT FGIC INSURED                                       5.80       11/01/17     5,295,050
  3,500,000  CALIFORNIA STATE UNIVERSITY OF FRESNO ASSOCIATION INCORPORATED EDUCATIONAL
             FACILITIES REVENUE AUXILIARY ORGANIZATION EVENT CENTER PROJECT                     6.00       07/01/22     3,547,845

                                                                                              INTEREST     MATURITY
PRINCIPAL    SECURITY NAME                                                                      RATE         DATE        VALUE
CALIFORNIA (continued)
$ 4,665,000  CALIFORNIA STATE VETERANS PROJECT SERIES BL FSA INSURED                            4.95%      12/01/08   $ 4,968,178
  6,000,000  CALIFORNIA STATEWIDE CDA EDUCATIONAL FACILITIES REVENUE
             ASPIRE PUBLIC SCHOOLS OAKLAND PROJECT SERIES A                                     7.25       08/01/31     6,066,840
 10,330,000  CALIFORNIA STATEWIDE CDA HEALTHCARE FACILITIES REVENUE
             CATHOLIC HEALTHCARE WEST PROJECT                                                   6.50       07/01/20    10,839,166
  2,000,000  CALIFORNIA STATEWIDE CDA HEALTHCARE FACILITIES REVENUE
             CHILDRENS HOSPITAL LOS ANGELES PROJECT MBIA/IBC INSURED                            5.25       08/15/29     2,014,300
  2,000,000  CALIFORNIA STATEWIDE CDA HEALTHCARE FACILITIES REVENUE
             CHILDRENS HOSPITAL LOS ANGELES PROJECT MBIA/IBC INSURED                            5.25       08/15/29     2,014,300
  2,000,000  CALIFORNIA STATEWIDE CDA HEALTHCARE FACILITIES REVENUE
             KAISER PERMANTENTE PROJECT SERIES A                                                5.50       11/01/32     1,968,800
  5,000,000  CALIFORNIA STATEWIDE CDA HEALTHCARE FACILITIES REVENUE
             THE INTERNEXT GROUP PROJECT                                                        5.38       04/01/17     4,892,450
  2,000,000  CALIFORNIA STATEWIDE CDA HEALTHCARE FACILITIES REVENUE
             THE INTERNEXT GROUP PROJECT                                                        5.38       04/01/30     1,857,260
  3,310,000  CALIFORNIA STATEWIDE CDA LEASE REVENUE CEDARS SINAI MEDICAL
             CENTER PROJECT                                                                     6.50       08/01/12     3,761,418
  2,750,000  CALIFORNIA STATEWIDE CDA LEASE REVENUE OAKLAND CONVENTION CENTERS
             PROJECT AMBAC INSURED PREREFUNDED 10/01/02 @ 102                                   6.00       10/01/10     2,837,148
  1,500,000  CALIFORNIA STATEWIDE CDA LEASE REVENUE SUTTER HEALTH OBLIGATED GROUP
             PROJECT AMBAC INSURED                                                              6.00       08/15/09     1,538,655
  2,010,000  CALIFORNIA STATEWIDE CDA MFHR PIONEER PARK PROJECT SERIES T
             COLLATERALIZED BY GNMA                                                             6.10       12/20/35     2,081,335
  4,210,000  CALIFORNIA STATEWIDE CDA WATER REVENUE POOLED FINANCING PROGRAM
             SERIES B FSA INSURED                                                               5.25       10/01/27     4,261,278
  1,935,000  CALIFORNIA STATEWIDE CDA WATER REVENUE SERIES A                                    6.00       07/01/10     2,076,952
    200,000  CAPITOL AREA DEVELOPMENT AUTHORITY CA LEASE REVENUE
             SERIES A MBIA INSURED                                                              6.50       04/01/12       204,820
  5,000,000  CENTER USD CA GO CAPITAL APPRECIATION
             SERIES C MBIA INSURED                                                              5.70(c)    09/01/21     1,760,000
  2,295,000  CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY
             GO SERIES A MBIA INSURED                                                           6.45       02/01/18     2,766,301
  3,000,000  CHICO CA PFA TAX ALLOCATION MERGED REDEVELOPMENT
             PROJECT AREA MBIA INSURED                                                          5.13       04/01/21     3,033,060
  1,800,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY SEWER REVENUE
             MUNICIPAL WATER DISTRICT SEWER SYSTEM PROJECT AMBAC INSURED                        6.00       08/01/16     1,960,956
    400,000  CHULA VISTA CA COP LEASE REVENUE TOWN CENTRE II
             PARKING PROJECT                                                                    6.00       09/01/07       420,008
    735,000  CHULA VISTA CA COP LEASE REVENUE TOWN CENTRE II
             PARKING PROJECT                                                                    6.00       09/01/08       768,847
    820,000  CHULA VISTA CA COP LEASE REVENUE TOWN CENTRE II
             PARKING PROJECT                                                                    6.00       09/01/10       853,374
    570,000  CHULA VISTA CA COP LEASE REVENUE TOWN CENTRE II
             PARKING PROJECT                                                                    6.00       09/01/11       592,127
  2,000,000  COACHELLA CA COP WATER REVENUE FSA INSURED                                         6.10       03/01/22     2,046,920
  1,000,000  COLTON CA JOINT USD GO SERIES A FGIC INSURED                                       5.38       08/01/17     1,075,070
  2,755,000  CONTRA COSTA CA TRANSPORTATION AUTHORITY SALES TAX REVENUE
             SERIES A ESCROWED TO MATURITY                                                      6.50       03/01/09     3,184,780

                                                                                              INTEREST     MATURITY
PRINCIPAL    SECURITY NAME                                                                      RATE        DATE        VALUE
CALIFORNIA (continued)
$ 3,000,000  CONTRA COSTA CA TRANSPORTATION AUTHORITY SALES TAX REVENUE
             SERIES A FGIC INSURED                                                              5.50%      03/01/08   $ 3,221,940
  5,500,000  CONTRA COSTA COUNTY CA PFA TAX ALLOCATION REVENUE
             PLEASANT HILL BART REDEVELOPMENT PROJECT                                           5.25       08/01/28     5,325,210
    270,000  CONTRA COSTA COUNTY CA SFMR COLLATERALIZED BY
             GNMA ESCROWED TO MATURITY                                                          7.75       05/01/22       353,039
  1,000,000  CUPERTINO CA COP LEASE REVENUE SERIES B                                            6.25       07/01/10     1,023,760
  1,035,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY HOUSING
             REVENUE FRANCISCAN ACQUISITION PROJECT SERIES A                                    5.65       12/15/19     1,042,349
  5,250,000  DUARTE CA COP HEALTHCARE FACILITIES REVENUE SERIES A                               5.25       04/01/24     4,944,608
  2,000,000  DUARTE CA COP HEALTHCARE FACILITIES REVENUE
             SERIES A ACA/CBI INSURED                                                           5.25       04/01/19     1,982,240
  1,355,000  DUARTE CA COP LEASE REVENUE CITY OF HOPE NATIONAL MEDICAL CENTER
             PREREFUNDED 04/01/03 @ 102                                                         6.13       04/01/13     1,429,376
  4,000,000  DUARTE CA RDA TAX ALLOCATION REVENUE CAPITAL APPRECIATION
             REDEVELOPMENT PROJECT                                                              6.60(c)    12/01/16     1,815,960
  2,000,000  EAST BAY CA MUD WATER REVENUE MBIA INSURED                                         4.75       06/01/28     1,888,880
  3,300,000  EAST PALO ALTO CA RDA TAX ALLOCATION REVENUE UNIVERSAL
             CIRCLE GATEWAY PROJECT                                                             6.63       10/01/29     3,513,708
  4,430,000  EAST SIDE USD CA GO CAPITAL APPRECIATION
             SERIES A MBIA INSURED                                                              5.70(c)    09/01/18     1,853,512
  5,185,000  EAST SIDE USD CA GO CAPITAL APPRECIATION
             SERIES A MBIA INSURED                                                              5.75(c)    09/01/19     2,021,580
  5,420,000  EAST SIDE USD CA GO CAPITAL APPRECIATION
             SERIES A MBIA INSURED                                                              5.80(c)    09/01/20     1,972,338
  2,500,000  EL MONTE CA COP LEASE REVENUE DEPARTMENT OF PUBLIC SERVICES
             FACILITIES PROJECT PHASE II AMBAC INSURED                                          5.25       01/01/34     2,515,325
    500,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING                              5.75       09/02/14       510,150
  1,750,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING                              5.90       09/02/21     1,770,178
  2,455,000  EMERYVILLE CA PFA TAX REVENUE REDEVELOPMENT PROJECT SERIES A
             UNREFUNDED BALANCE                                                                 6.35       05/01/10     2,513,429
  1,500,000  ENCINTAS CA USD GO CAPITAL APPRECIATION MBIA INSURED                               5.52(c)    08/01/18       650,505
  2,000,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE
             CALIFORNIA CENTER FOR THE ARTS PROJECT AMBAC INSURED                               6.00       09/01/18     2,220,580
  2,000,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE ESCONDIDO CIVIC
             CENTER PROJECT SERIES B AMBAC INSURED ESCROWED TO MATURITY                         6.13       09/01/11     2,324,700
  1,285,000  FONTANA CA RDA TAX REVENUE JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A                                                                   5.50       10/01/17     1,310,096
  5,040,000  FONTANA CA RDA TAX REVENUE JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A                                                                   5.50       10/01/27     4,940,460
  4,785,000  FONTANA CA RDA TAX REVENUE JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A                                                                   5.60       10/01/27     4,764,664
  3,000,000  FONTANA CA USD TAX REVENUE SERIES C FGIC INSURED                                   6.15       05/01/20     3,254,520
  1,000,000  FRESNO CA COP LEASE REVENUE STREET IMPROVEMENT PROJECT                             6.63       12/01/11     1,034,600
  2,000,000  FRESNO CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE
             STREET LIGHT ACQUISITION PROJECT SERIES A PREREFUNDED 08/01/02 @ 102               5.50       08/01/12     2,047,400
  2,000,000  FRESNO CA USD TAX REVENUE SERIES A MBIA INSURED
             ESCROWED TO MATURITY                                                               5.70       08/01/15     2,065,900

                                                                                              INTEREST     MATURITY
PRINCIPAL    SECURITY NAME                                                                       RATE        DATE        VALUE
CALIFORNIA  (continued)
$ 1,250,000  FRESNO COUNTY CA FINANCE AUTHORITY SOLID WASTE REVENUE
             AMERICAN AVENUE LANDFILL PROJECT MBIA INSURED                                      5.75%      05/15/14   $ 1,348,275
  2,100,000  GILROY CA PROJECT REVENUE SENIOR LIEN BONFANTE GARDENS PARK PROJECT                8.15       11/01/15     1,965,621
  1,000,000  GLENDALE CA RDA TAX ALLOCATION REVENUE
             CENTRAL GLENDALE REDEVELOPMENT PROJECT AMBAC INSURED                               5.50       12/01/11     1,071,470
  1,000,000  GLENDALE CA USD GO SERIES A FGIC INSURED                                           5.75       09/01/17     1,075,360
  2,420,000  GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL APPRECIATION
             SERIES A MBIA INSURED                                                              5.42(c)    08/01/15     1,276,840
  2,500,000  HAWAIIAN GARDENS CA RDA TAX REVENUE                                                6.00       12/01/13     2,718,950
  4,500,000  HAWTHORNE CA SCHOOL DISTRICT COP LEASE REVENUE FSA INSURED                         6.00(c)    11/01/25     4,009,140
  2,800,000  HUNTINGTON BEACH CA PFA REVENUE HUNTINGTON BEACH REDEVELOPMENT
             PROJECTS PARTIALLY PREREFUNDED                                                     7.00       08/01/10     2,869,608
  1,000,000  INDIAN WELLS CA RDA TAX REVENUE CONSUMERS
             WHITEWATER PROJECT MBIA INSURED                                                    6.00       12/01/14     1,036,920
  3,750,000  INDUSTRY CA URBAN DEVELOPMENT AGENCY TAX REVENUE
             CIVIC RECREATION INDUSTRIAL PROJECT SERIES 1 MBIA INSURED                          5.00       05/01/17     3,838,688
    500,000  INDUSTRY CA URBAN DEVELOPMENT AGENCY TAX REVENUE
             TRANSPORTATION DISTRICT PROJECT SERIES 3                                           6.70       11/01/03       508,135
  1,280,000  INDUSTRY CA URBAN DEVELOPMENT AGENCY TAX REVENUE
             TRANSPORTATION DISTRICT PROJECT SERIES 3                                           6.85       11/01/04     1,305,139
  1,555,000  INGLEWOOD CA RDA TAX REVENUE MERGED REDEVELOPMENT
             PROJECT SERIES A AMBAC INSURED                                                     5.25       05/01/17     1,676,679
    270,000  JAMUL-DULZURA CA USD GO SERIES C                                                   6.40       08/01/16       276,537
  2,000,000  KERN CA HIGH SCHOOL DISTRICT GO SERIES D MBIA INSURED
             ESCROWED TO MATURITY                                                               5.60       08/01/12     2,123,920
  1,185,000  LA VERNE CA COP LEASE REVENUE 1987 CAPITAL IMPROVEMENTS PROJECT                    5.70       06/01/15     1,207,657
  4,000,000  LAKE ELSINORE CA PFA TAX ALLOCATION REVENUE SERIES A                               5.50       09/01/30     3,893,560
  3,000,000  LIVERMORE-AMADOR VALLEY WATER MANAGEMENT AGENCY CA
             SEWER REVENUE SERIES A AMBAC INSURED                                               5.00       08/01/23     2,984,370
  1,055,000  LODI CA USD GO MBIA INSURED                                                        5.00       08/01/15     1,105,218
  3,000,000  LONG BEACH CA FINANCING AUTHORITY LEASE REVENUE AMBAC INSURED                      6.00       11/01/08     3,465,870
  1,500,000  LONG BEACH CA FINANCING AUTHORITY LEASE REVENUE AMBAC INSURED                      6.00       11/01/17     1,743,630
  2,900,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS AIRPORT REVENUE
             SERIES A FGIC INSURED                                                              5.50       05/15/08     3,097,403
    395,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE ESCROWED TO MATURITY                    5.70       09/01/11       421,426
    380,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE PREREFUNDED
             09/01/03 @ 102                                                                     5.70       09/01/11       406,258
  2,750,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE SECOND ISSUE MBIA-IBC
             INSURED PREREFUNDED 10/15/17 @ 100 REFUNDED BALANCE                                5.00       10/15/33     2,783,110
  2,000,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE SECOND ISSUE
             PREREFUNDED 08/15/02 @ 102                                                         5.75       08/15/11     2,051,300
  3,920,000  LOS ANGELES CA DW&P ELECTRIC PLANT REVENUE UNREFUNDED BALANCE                      5.70       09/01/11     4,113,530
  3,000,000  LOS ANGELES CA DW&P WATER REVENUE                                                  5.70       04/15/09     3,157,620
  2,775,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES B                                  6.50       08/01/13     2,842,766
  4,745,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES B                                  5.38       11/01/15     4,917,196
  2,465,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE SERIES B                                  5.38       11/01/23     2,485,361
  4,000,000  LOS ANGELES CA USD GO ELECTION OF 1997 PROJECT
             SERIES E MBIA INSURED                                                              5.13       07/01/22     4,035,840

                                                                                              INTEREST     MATURITY
PRINCIPAL    SECURITY NAME                                                                       RATE        DATE        VALUE
CALIFORNIA  (continued)
$ 5,500,000  LOS ANGELES CA USD GO ELECTION OF 1997 PROJECT SERIES E MBIA INSURED               5.13%      01/01/27  $  5,514,905
  1,500,000  LOS ANGELES CA USD GO SERIES B FGIC INSURED                                        5.00       07/01/18     1,526,730
  2,200,000  LOS ANGELES CA USD LEASE REVENUE MULTIPLE PROPERTIES PROJECT
             SERIES A FSA INSURED                                                               5.50       10/01/10     2,389,464
  1,905,000  LOS ANGELES COUNTY CA COP LEASE REVENUE ANTELOPE VALLEY COURTHOUSE
             SERIES A AMBAC INSURED                                                             5.25       11/01/27     1,921,897
  1,160,000  LOS ANGELES COUNTY CA SCHOOL REGIONALIZED BUSINESS SERVICES LEASE REVENUE
             CAPITAL APPRECIATION POOLED FINANCING PROJECT SERIES A AMBAC INSURED               5.97(c)    08/01/26       301,484
  1,370,000  MADERA CA RDA TAX REVENUE MADERA REDEVELOPMENT PROJECT FSA INSURED                 5.75       09/01/11     1,460,530
  2,400,000  MANTECA CA DISTRICT SPECIAL TAX USD GO COMMUNITY FACILITIES
             DISTRICT #89-1 PROJECT MBIA INSURED                                                5.52(c)    09/01/25       653,904
  2,235,000  MERCED CA USD GO CAPITAL APPRECIATION PROJECT SERIES A FGIC INSURED                5.70(c)    08/01/18       969,252
    805,000  MERCED COUNTY CA COP LEASE REVENUE FSA INSURED
             ESCROWED TO MATURITY                                                               6.00       10/01/12       830,398
  2,000,000  MID PENINSULA CA REGIONAL OPEN SPACE DISTRICT GO PROMISSORY NOTES                  7.00       09/01/14     2,224,900
  2,005,000  MID PENINSULA REGIONAL OPEN SPACE DISTRICT FINANCE AUTHORITY LEASE
             REVENUE CAPITAL APPRECIATION PROJECT AMBAC INSURED                                 5.74(c)    09/01/28       439,877
  4,375,000  MONROVIA CA RDA TAX ALLOCATION REVENUE CENTRAL REDEVELOPMENT
             PROJECT AREA 1 AMBAC INSURED                                                       5.00       05/01/21     4,343,063
  3,725,000  MONROVIA CA USD GO CAPITAL APPRECIATION PROJECT
             SERIES B FGIC INSURED                                                              5.62(c)    08/01/25     1,028,882
  1,580,000  MONTEBELLO CA USD GO CAPITAL APPRECIATION PROJECT FSA INSURED                      5.62(c)    08/01/25       436,412
  1,620,000  MONTEBELLO CA USD GO CAPITAL APPRECIATION PROJECT FSA INSURED                      5.63(c)    06/01/26       426,173
  3,000,000  MORGAN HILL CA USD GO CAPITAL APPRECIATION PROJECT FGIC INSURED                    5.58(c)    08/01/24       879,870
  1,260,000  MOUNTAIN VIEW LOS ALTOS CA USD GO SERIES D FSA INSURED                             5.91(c)    08/01/19       510,464
    720,000  NATOMAS CA USD GO SERIES A MBIA INSURED ESCROWED TO MATURITY                       5.75       09/01/12       748,274
    570,000  NORTHERN CALIFORNIA POWER AGENCY MULTIPLE CAPITAL FACILITIES REVENUE
             SERIES A MBIA INSURED UNREFUNDED BALANCE                                           6.50       08/01/12       584,051
  1,000,000  NORTHERN CALIFORNIA POWER AGENCY PUBLIC POWER REVENUE GEOTHERMAL
             PROJECT #3 SERIES A                                                                5.35       07/01/03     1,032,660
    435,000  NU VIEW CA USD LEASE REVENUE                                                       7.25       02/01/16       444,374
  1,465,000  OAKLAND CA GO FGIC INSURED                                                         6.00       06/15/12     1,499,618
  1,500,000  ONTARIO CA RDFA TAX REVENUE ONTARIO REDEVELOPMENT PROJECT ONE MBIA
             INSURED ESCROWED TO MATURITY                                                       6.00       08/01/15     1,600,260
  4,795,000  ORCHARD CA SCHOOL DISTRICT GO CAPITAL APPRECIATION ELECTION OF 2000 PROJECT
             SERIES A FGIC INSURED                                                              5.64(c)    08/01/23     1,498,869
  2,160,000  ORCHARD CA SCHOOL DISTRICT GO CAPITAL APPRECIATION
             ELECTION OF 2000 PROJECT SERIES A FGIC INSURED                                     5.65(c)    08/01/24       633,506
  1,000,000  PARAMOUNT CA USD CAPITAL APPRECIATION SERIES A FSA INSURED                         5.75(c)    09/01/21       352,000
  1,000,000  PARAMOUNT CA USD CAPITAL APPRECIATION SERIES A FSA INSURED                         5.77(c)    09/01/22       331,390
  1,075,000  PARLIER CA RDA TAX ALLOCATION REVENUE SERIES A PREREFUNDED
             08/01/02 @ 102                                                                     6.95       08/01/23     1,101,940
    145,000  PARLIER CA RDA TAX ALLOCATION REVENUE SERIES A UNREFUNDED BALANCE                  6.95       08/01/23       148,554
  2,045,000  PERRIS CA PFA TAX ALLOCATION REVENUE SERIES A                                      5.75       10/01/31     2,070,154
  7,000,000  PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT SERIES A               6.25       12/01/32     7,049,000
  5,000,000  PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT
             SERIES A MBIA INSURED                                                              5.50       05/01/29     5,343,700
  2,515,000  PLACENTIA CA REDEVELOPMENT AUTHORITY TAX REVENUE SERIES A                          5.85       08/01/32     2,516,861

                                                                                              INTEREST     MATURITY
PRINCIPAL    SECURITY NAME                                                                       RATE        DATE        VALUE
CALIFORNIA  (continued)
$ 2,680,000  PONOMA CA USD GO SERIES A MBIA INSURED                                             6.55%      08/01/29  $  3,274,317
  1,000,000  PORT OAKLAND CA SPECIAL FACILITIES REVENUE MITSUI OSK LINES LIMITED PROJECT
             SERIES A INDUSTRIAL BANK OF JAPAN LOC                                              6.70       01/01/07     1,023,770
  3,380,000  PORT OAKLAND CA SPECIAL FACILITIES REVENUE MITSUI OSK LINES LIMITED PROJECT
             SERIES A INDUSTRIAL BANK OF JAPAN LOC                                              6.80       01/01/19     3,429,787
  3,600,000  PORT REDWOOD CITY CA AIRPORT REVENUE                                               5.13       06/01/30     3,245,112
  1,325,000  REDDING CA JOINT POWERS FINANCE AUTHORITY SEWER REVENUE SERIES A FGIC INSURED      6.00       12/01/11     1,375,681
  1,100,000  RICHMOND CA JOINT POWERS FINANCE AUTHORITY LEASE REVENUE SERIES A                  5.25       05/15/13     1,145,617
  8,595,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION HEALTHCARE FACILITIES
             REVENUE RIVERSIDE COUNTY HOSPITAL PROJECT MBIA INSURED                             6.94(c)    06/01/26     2,255,844
  5,750,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASE REVENUE
             RIVERSIDE COUNTY HOSPITAL PROJECT SERIES A                                         6.38       06/01/09     5,973,273
  4,560,000  RIVERSIDE COUNTY CA PFA TAX ALLOCATION REVENUE REDEVELOPMENT PROJECTS SERIES A     5.50       10/01/22     4,559,590
    170,000  RIVERSIDE COUNTY CA SFMR SERIES A COLLATERALIZED BY GNMA                           6.85       10/01/16       180,836
  3,990,000  ROCKLIN CA RDA TAX REVENUE ROCKLIN REDEVELOPMENT PROJECT SERIES A                  5.50       09/01/31     3,989,681
      5,000  SACRAMENTO CA CITY FINANCING AUTHORITY REVENUE UNREFUNDED BALANCE                  6.70       11/01/11         5,119
  1,900,000  SACRAMENTO CA COP LEASE REVENUE LIGHT RAIL TRANSPORTATION PROJECT                  6.75       07/01/07     1,965,797
  1,000,000  SACRAMENTO CA COP LEASE REVENUE LIGHT RAIL TRANSPORTATION PROJECT                  6.00       07/01/12     1,032,370
  2,870,000  SACRAMENTO CA HOUSING AUTHORITY MFHR VERANDAS APARTMENTS PROJECT
             SERIES H COLLATERALIZED BY FNMA                                                    5.70       03/01/34     2,898,442
  2,500,000  SACRAMENTO CA MUD ELECTRIC REVENUE SERIES A MBIA INSURED PARTIALLY
             ESCROWED TO MATURITY                                                               6.25       08/15/10     2,932,475
    300,000  SACRAMENTO CA MUD ELECTRIC REVENUE SERIES C FGIC INSURED
             ESCROWED TO MATURITY                                                               5.75       11/15/08       310,827
  2,400,000  SACRAMENTO CA MUD ELECTRIC REVENUE SERIES E MBIA/IBC INSURED
             PREREFUNDED 05/15/03 @ 102                                                         5.70       05/15/12     2,536,392
  1,200,000  SACRAMENTO COUNTY CA AIRPORT SYSTEM REVENUE SERIES A FGIC INSURED
             PREREFUNDED 07/01/02 @ 101                                                         6.00       07/01/12     1,212,432
    800,000  SACRAMENTO COUNTY CA AIRPORT SYSTEM REVENUE SERIES A FGIC INSURED
             UNREFUNDED BALANCE                                                                 6.00       07/01/12       810,568
  2,000,000  SACRAMENTO COUNTY CA COP LEASE REVENUE MAIN DETENTION FACILITY
             PROJECT MBIA INSURED                                                               5.75       06/01/15     2,107,820
    380,000  SAN BERNARDINO COUNTY CA COP LEASE REVENUE WEST VALLEY DETENTION
             CENTER PROJECT MBIA INSURED                                                        6.50       11/01/12       394,022
  4,000,000  SAN BUENAVENTURA CA COP LEASE REVENUE CAPITAL IMPROVEMENTS PROJECT
             AMBAC INSURED REFUNDING PENDING 01/01/03                                           6.00       01/01/12     4,169,160
  5,230,000  SAN DIEGO CA CONVENTION CENTER EXPANSION FINANCE AUTHORITY LEASE
             REVENUE SERIES A AMBAC INSURED                                                     4.75       04/01/28     4,940,153
  1,000,000  SAN DIEGO CA PFA SEWER REVENUE SERIES A                                            5.25       05/15/20     1,008,170
  1,000,000  SAN DIEGO CA RDA TAX ALLOCATION REVENUE CENTRE CITY PROJECT
             SERIES C AMBAC INSURED                                                             4.75       09/01/24       953,770
  3,910,000  SAN DIEGO CA RDA TAX REVENUE CENTRE CITY PROJECT FSA INSURED                       5.52(c)    09/01/23     1,211,631
  3,300,000  SAN DIEGO COUNTY CA COP LEASE REVENUE BURNHAM INSTITUTE PROJECT                    6.25       09/01/29     3,406,557
  2,000,000  SAN DIEGO COUNTY CA COP LEASE REVENUE DOWNTOWN COURTHOUSE
             PROJECT AMBAC INSURED                                                              4.50       05/01/23     1,834,920
  4,500,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SALES TAX REVENUE
             SERIES A ESCROWED TO MATURITY                                                      6.00       04/01/08     4,641,975

                                                                                              INTEREST     MATURITY
PRINCIPAL    SECURITY NAME                                                                       RATE        DATE        VALUE
CALIFORNIA (continued)
$ 2,390,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION INTERNATIONAL AIRPORT
             REVENUE SECOND SERIES 15A FSA INSURED                                              5.00%      05/01/17  $  2,418,322
  2,500,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMUNITY INTERNATIONAL
             AIRPORTS REVENUE SECOND SERIES 27B FGIC INSURED                                    5.00       05/01/19     2,524,750
  2,250,000  SAN FRANCISCO CA CITY & COUNTY RDFA TAX ALLOCATION REVENUE
             CAPITAL APPRECIATION REDEVELOPMENT PROJECT SERIES D MBIA INSURED                   5.20(c)    08/01/24       659,903
  4,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD REVENUE
             SENIOR LIEN PREREFUNDED 01/01/08 @ 102                                             7.55       01/01/10     4,967,120
  3,300,000  SAN JOSE CA MFHR EL PARADOR APARTMENTS PROJECT SERIES A
             UNION BANK OF CA NA LOC                                                            6.20       01/01/41     3,408,009
 10,000,000  SAN JOSE CA RDA TAX ALLOCATION REVENUE MERGED AREA REDEVELOPMENT
             PROJECT MBIA INSURED                                                               5.00       08/01/24     9,907,100
  2,000,000  SAN JOSE CA SFHR GEMIC INSURED ESCROWED TO MATURITY                               10.02(c)    04/01/16     1,004,300
  1,000,000  SAN MATEO CA RDA TAX ALLOCATION REVENUE                                            5.40       08/01/18     1,033,320
  6,250,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR
             BLOSSOM RIVER APARTMENTS PROJECT SERIES A                                          6.50       09/01/39     5,947,938
  2,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR RIVERTOWN APARTMENTS
             PROJECT SERIES A UNION BANK OF CA NA LOC                                           6.00       08/01/41     1,976,080
  4,284,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR THE WILLOWS
             APARTMENTS PROJECT SERIES A                                                        6.40       06/01/30     4,143,313
  4,010,000  SANTA CLARA COUNTY CA RDA TAX ALLOCATION REVENUE
             BAYSHORE NORTH PROJECT AMBAC INSURED                                               5.75       07/01/14     4,091,644
  1,195,000  SANTA ROSA CA HIGH SCHOOL DISTRICT GO FGIC INSURED                                 5.90       05/01/13     1,290,648
  1,550,000  SIMI VALLEY CA USD COP CAPITAL IMPROVEMENT PROJECTS AMBAC INSURED                  5.25       08/01/22     1,622,835
  1,000,000  SONOMA VALLEY CA USD GO FSA INSURED                                                6.00       07/15/21     1,082,940
  5,720,000  SOUTH COUNTY CA REGIONAL WASTEWATER AUTHORITY REVENUE REGIONAL
             WASTEWATER FACILITIES & CAPITAL IMPROVEMENT PROJECT SERIES B FGIC INSURED          5.75       08/01/10     5,855,907
    240,000  SOUTHERN CALIFORNIA HFA SFMR SERIES A COLLATERALIZED BY GNMA                       7.63       10/01/22       240,226
    270,000  SOUTHERN CALIFORNIA HFA SFMR SERIES A COLLATERALIZED BY GNMA/FNMA                  6.75       09/01/22       273,623
  1,000,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER REVENUE                           6.75       07/01/11     1,198,750
  8,000,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER REVENUE FGIC
             INSURED ESCROWED TO MATURITY                                                       5.45       07/01/17     8,437,600
     15,000  STOCKTON CA SFMR SERIES A COLLATERALIZED BY GNMA/FNMA/ FHLMC                       7.50       02/01/23        15,997
  5,690,000  SULPHUR SPRINGS CA USD GO SERIES A MBIA INSURED                                    7.00(c)    09/01/13     3,411,667
  1,000,000  SUNNYVALE CA FINANCING AUTHORITY RESOURCE RECOVERY REVENUE SOLID WASTE
             MATERIALS RECOVERY PROJECT SERIES B MBIA INSURED                                   6.00       10/01/08     1,026,040
  1,000,000  TEMECULA VALLEY CA COMMUNITY SERVICES DISTRICT COP LEASE REVENUE
             COMMUNITY RECREATION CENTER PROJECT PREREFUNDED 10/01/02 @ 102                     7.13       10/01/12     1,034,440
  1,000,000  TEMECULA VALLEY CA USD GO SERIES D FGIC INSURED                                    6.00       09/01/14     1,027,400
  2,705,000  TORRANCE CA COP LEASE REVENUE AMBAC INSURED                                        5.75       04/01/16     2,947,179
  5,000,000  TUSTIN CA USD TAX REVENUE COMMUNITY FACILITIES DISTRICT #88-1 FSA INSURED          4.38       09/01/19     4,697,250
  1,615,000  TWENTYNINE PALMS CA WATER DISTRICT COP LEASE REVENUE                               7.00       08/01/17     1,649,335
  1,000,000  UNION CITY CA COMMUNITY RDA TAX ALLOCATION REVENUE
             COMMUNITY REDEVELOPMENT PROJECT AMBAC INSURED                                      5.65       10/01/14     1,036,650
  5,725,000  UNION CITY CA COMMUNITY RDA TAX ALLOCATION REVENUE
             COMMUNITY REDEVELOPMENT PROGRAM SERIES A AMBAC INSURED                             5.38       10/01/34     5,850,893
  3,825,000  UNION ELEMENTARY SCHOOL DISTRICT CA GO CAPITAL APPRECIATION PROJECT
             SERIES B FGIC INSURED                                                              5.76(c)    09/01/24     1,116,671
  3,000,000  UNION ELEMENTARY SCHOOL DISTRICT CA GO CAPITAL APPRECIATION PROJECT
             SERIES B FGIC INSURED                                                              5.76(c)    09/01/25       824,790
  2,500,000  UNIVERSITY OF CA COP EDUCATIONAL FACILITIES REVENUE SAN DIEGO CAMPUS
             PROJECTS SERIES A                                                                  5.25       01/01/27     2,516,724
  3,200,000  UNIVERSITY OF CA EDUCATIONAL FACILITIES REVENUE SERIES A MBIA INSURED              5.50       11/01/10     3,420,127

                                                                                              INTEREST     MATURITY
PRINCIPAL    SECURITY NAME                                                                       RATE        DATE        VALUE
CALIFORNIA (continued)
$ 3,275,000  VALLEJO CA WATER REVENUE WATER IMPROVEMENT PROJECT SERIES A FSA INSURED            5.70%      05/01/16  $  3,622,804
  2,000,000  VENTURA COUNTY CA COP LEASE REVENUE PUBLIC FACILITIES CORPORATION IV
             PROJECT PREREFUNDED 12/01/03 @ 102                                                 5.75       12/01/06     2,157,339
  2,000,000  VENTURA COUNTY CA COP LEASE REVENUE PUBLIC FACILITIES CORPORATION IV
             PROJECT PREREFUNDED 12/01/03 @ 102                                                 5.75       12/01/07     2,157,339
  2,500,000  VISTA CA COMMUNITY DEVELOPMENT COMMISSION TAX ALLOCATION REVENUE
             VISTA REDEVELOPMENT PROJECT AREA                                                   5.88       09/01/37     2,547,174
  1,135,000  WALNUT VALLEY CA USD GO SERIES C FGIC INSURED ESCROWED TO MATURITY                 5.75       08/01/15     1,172,999
  1,200,000  WESTMINSTER CA RDA MFHR ROSE GARDENS APARTMENTS PROJECT SERIES A                   6.50       08/01/10     1,238,039
  2,395,000  WINDSOR CA JOINT POWERS FINANCING AUTHORITY LEASE REVENUE WINDSOR CIVIC
             CENTER PROJECT SERIES A FSA INSURED                                                5.38       10/01/18     2,529,191
  1,000,000  YOLO COUNTY CA HFA MFHR WALNUT PARK APARTMENTS FHA INSURED                         7.20       08/01/33     1,031,109
  1,040,000  YOLO COUNTY CA LIBRARY TAX REVENUE COMMUNITY FACILITIES DISTRICT #89-1 PROJECT     6.25       12/01/22     1,066,072

                                                                                                                      579,627,718
                                                                                                                     ------------

PUERTO RICO - 0.62%
  3,700,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT FUNDED                         6.00       07/01/26     3,852,514
                                                                                                                     ------------

TOTAL MUNICIPAL BONDS (COST $551,911,062)                                                                             583,480,232
                                                                                                                     ------------
SHARES
CLOSED END MUTUAL FUNDS - 2.45%
     64,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST                                                     1,033,600
    314,300  MUNIYIELD CALIFORNIA FUND                                                                                  4,695,642
    414,378  MUNIYIELD CALIFORNIA INSURED FUND II                                                                       5,623,109
     45,000  PUTNAM CALIFORNIA INVESTMENT GRADE MUNICIPAL TRUST                                                           623,250
    135,000  VAN KAMPEN CALIFORNIA QUALITY MUNICIPAL TRUST                                                              2,281,500
     60,100  VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                           961,600

TOTAL CLOSED END MUTUAL FUNDS (COST $13,737,448)                                                                       15,218,701
                                                                                                                     ------------
PRINCIPAL
MUNICIPAL DEMAND NOTES - 2.27%

CALIFORNIA - 2.27%
$ 1,250,000  ANAHEIM CA COP LEASE REVENUE CONVENTION CENTER PROJECT MBIA INSURED(b)             1.25%      07/16/23     1,250,000
  1,550,000  ANAHEIM CA PFA TAX REVENUE MBIA INSURED(b)                                         1.35       12/28/18     1,550,000
  2,000,000  CALIFORNIA STATE HFFA HEALTHCARE FACILITIES REVENUE
             CATHOLIC HEALTHCARE PROJECT SERIES C MBIA INSURED(b)                               1.42       07/01/22     2,000,000
  1,030,000  IRVINE CA IMPROVEMENT BOND ACT 1915 ASSESSMENT DISTRICT #89-10
             PROJECT BAYERISCHE HYPO LOC(b)                                                     1.75       09/02/15     1,030,000
  1,300,000  IRVINE CA IMPROVEMENT BOND ACT 1915 LIMITED OBLIGATION ASSESSMENT
             DISTRICT #93-14 PROJECT BANK OF AMERICA NA LOC(b)                                  1.75       09/02/25     1,300,000
    900,000  LOS ANGELES CA DW&P WATER REVENUE(b)                                               1.70       07/01/35       900,000
  2,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATER REVENUE SERIES B1(b)         1.70       07/01/35     2,000,000
  2,000,000  NEWPORT BEACH CA HEALTHCARE FACILITIES REVENUE
             HOAG MEMORIAL PRESBYTERIAN HOSPITAL PROJECT(b)                                     1.96       10/01/22     2,000,000
  2,100,000  RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY HEALTHCARE REVENUE
             EISENHOWER MEDICAL CENTER SERIES B ALLIED IRISH BANK PLC LOC(b)                    1.96       01/01/26     2,100,000

TOTAL MUNICIPAL DEMAND NOTES (COST $14,130,000)                                                                        14,130,000
                                                                                                                     ------------

                                                                                              INTEREST     MATURITY
SHARES       SECURITY NAME                                                                       RATE        DATE        VALUE
SHORT-TERM INSTRUMENTS - 0.28%
  1,712,933  WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND (d)                              1.39%                $  1,712,933
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,712,933)                                                                          1,712,933
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $581,491,443)*                            98.76%                                                               $614,541,866
OTHER ASSETS AND LIABILITIES, NET                1.24                                                                   7,798,263
                                               ------                                                                ------------
TOTAL NET ASSETS                               100.00%                                                               $622,340,129
                                               ======                                                                ============

(a) VARIABLE RATE SECURITIES.
(b) THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(c) ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
(d) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $581,845,802 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $33,333,627
   GROSS UNREALIZED DEPRECIATION                                     (637,563)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $32,696,064


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

COLORADO TAX-FREE FUND

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
MUNICIPAL BONDS - 94.01%

COLORADO - 93.15%
$1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON GO MBIA INSURED              5.50%      12/01/19  $  1,322,462
 1,250,000  ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE                             6.25       12/01/20     1,279,750
   500,000  ASPEN VALLEY HOSPITAL DISTRICT CO HOSPITAL REVENUE                                  6.80       10/15/24       525,830
   295,000  AURORA CO HFA MFHR MOUNTAINVIEW PLACE PROJECT FHA INSURED                           7.13       09/01/22       298,454
 1,500,000  AURORA CO HFA MFHR RIVER FALLS PROJECT SERIES A                                     5.60       07/01/19     1,503,570
 1,000,000  AURORA CO HFA MFHR RIVER FALLS PROJECT SERIES A                                     5.70       07/01/23       996,360
   900,000  BLACK HAWK CO BUSINESS IMPROVEMENT REVENUE DISTRICT #97-1 PROJECT                   6.00       12/01/09       902,187
   855,000  BLACK HAWK CO BUSINESS IMPROVEMENT REVENUE DISTRICT #98-1 PROJECT                   7.00       12/01/11       859,865
 1,000,000  BOULDER CO WATER & SEWER REVENUE                                                    5.60       12/01/17     1,075,950
 1,235,000  BOULDER COUNTY CO IDR UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT MBIA INSURED   5.50       09/01/20     1,301,270
   100,000  BOULDER COUNTY CO MFHR THISTLE COMMUNITY HOUSING PROJECT                            6.00       06/01/11        96,452
 1,000,000  BOULDER COUNTY CO MFHR THISTLE COMMUNITY HOUSING PROJECT                            6.38       06/01/29       929,200
   500,000  CENTENNIAL 25 METROPOLITAN DISTRICT CO ARAPAHOE COUNTY GO                           6.38       12/01/16       511,375
   500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES
            LEASE REVENUE CHARTER SCHOOL CORE KNOWLEDGE PROJECT                                 7.00       11/01/29       529,895
   600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES
            LEASE REVENUE CHARTER SCHOOL RENAISSANCE SCHOOL PROJECT                             6.75       06/01/29       619,164
 1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES
            LEASE REVENUE PINNACLE CHARTER SCHOOL PROJECT                                       6.00       12/01/21     1,474,605
 1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES
            PRIVATE SCHOOL REVENUE ACADEMY CHARTER SCHOOL PROJECT                               6.25       12/15/12     1,067,660
 1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES
            PRIVATE SCHOOL REVENUE ACADEMY CHARTER SCHOOL PROJECT                               7.13       12/15/30     1,070,470
 3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES
            PRIVATE SCHOOL REVENUE ALEXANDER DAWSON SCHOOL CO PROJECT                           5.30       02/15/29     3,749,738
 1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES PRIVATE SCHOOL
            REVENUE CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT                                5.75       06/01/16     1,007,580
 1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES REVENUE                                  5.25       06/01/21     1,235,188
 7,170,000  COLORADO HFA SERIES 120(a)                                                         11.15       04/01/11     8,515,235
 2,930,000  COLORADO HFA SERIES E3                                                              6.60       08/01/17     3,288,573
   925,000  COLORADO HFA SFMR SERIES A3                                                         6.50       05/01/16       987,447
   105,000  COLORADO HFA SFMR SERIES B2                                                         7.50       12/01/16       109,360
 2,500,000  COLORADO HFA SFMR SERIES B3                                                         6.70(b)    08/01/17     2,789,175
 1,000,000  COLORADO HFA SFMR SERIES B3                                                         6.55       08/01/33     1,100,300
   770,000  COLORADO HFA SFMR SERIES C2                                                         7.45       06/01/17       804,288
 1,010,000  COLORADO HFA SFMR SERIES C3 FHA INSURED                                             6.38       08/01/33     1,113,596
   285,000  COLORADO HFA SFMR SERIES D1 REMARKETED 07/15/94                                     8.00       12/01/24       297,472
   575,000  COLORADO HFA SFMR SERIES D2                                                         7.10       06/01/14       618,959
   365,000  COLORADO HFA SFMR SERIES D2 REMARKETED 11/15/94                                     8.13       06/01/25       378,458
 2,000,000  COLORADO HFFA REVENUE CATHOLIC HEALTH INITIATIVES                                   5.25       09/01/21     2,001,280
   415,000  COLORADO HFFA REVENUE NATIONAL JEWISH MEDICAL & RESEARCH CENTER PROJECT             5.00       01/01/08       418,374
 2,000,000  COLORADO HFFA REVENUE PARKVIEW MEDICAL CENTER PROJECT                               6.50       09/01/20     2,112,440
 1,250,000  COLORADO HFFA REVENUE SISTERS OF CHARITY SERIES A AMBAC
            INSURED ESCROWED TO MATURITY                                                        6.25       05/15/11     1,468,638
 1,000,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.75       09/15/22       960,780
 2,000,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.70       09/15/23     1,847,220
 1,500,000  COLORADO SPRINGS CO HOSPITAL REVENUE                                                6.38       12/15/30     1,569,885
 1,000,000  COLORADO SPRINGS CO UTILITIES REVENUE IMPROVEMENT PROJECT SERIES A                  5.25       11/15/22     1,008,790
 1,250,000  COLORADO SPRINGS CO UTILITIES REVENUE IMPROVEMENT PROJECT SERIES A                  5.38       11/15/26     1,260,075
 2,255,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY CLEAN WATER REVENUE SERIES A   5.25       09/01/15     2,422,208

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
COLORADO (continued)
$1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY CLEAN WATER REVENUE SERIES A   5.63%      09/01/15  $  1,098,720
 1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY CLEAN WATER REVENUE SERIES A   5.13       09/01/18     1,022,540
 1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY CLEAN WATER REVENUE SERIES B   5.00       09/01/19     1,009,980
 1,810,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY DRINKING WATER REVENUE
            SERIES A                                                                            4.88       09/01/17     1,850,888
 1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY DRINKING WATER REVENUE
            SERIES A                                                                            5.00       09/01/19     1,010,740
 1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY WATER & SEWER REVENUE
            SERIES A                                                                            5.00       09/01/24       995,950
20,000,000  DAWSON RIDGE CO METROPOLITAN DISTRICT #1 GO SERIES B ESCROWED TO MATURITY           6.10(d)    10/01/22     5,388,000
 1,000,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES A MBIA INSURED                       5.50       11/15/25     1,019,310
 2,000,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES B FGIC INSURED                       5.50       11/15/15     2,154,740
 1,000,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES D FSA INSURED                        5.50       11/15/18     1,037,770
 1,000,000  DENVER CO CITY & COUNTY COP LEASE REVENUE 2000 WEST 3RD AVENUE PROPERTY
            PROJECT SERIES A AMBAC INSURED                                                      5.13       12/01/21     1,015,270
 1,000,000  DENVER CO CITY & COUNTY RECREATIONAL REVENUE HELEN G BONFILS
            FOUNDATION PROJECT SERIES B                                                         5.13       12/01/17     1,022,560
   970,000  DENVER CO GATEWAY CENTER METROPOLITAN DISTRICT GO                                   6.40       12/01/18       973,579
 1,000,000  DENVER CO SALES TAX REVENUE CITY & COUNTY EXCISE TAX REVENUE
            COLORADO CONVENTION CENTER PROJECT SERIES A FSA INSURED                             5.50       09/01/16     1,077,050
 2,000,000  DENVER CO SALES TAX REVENUE CITY & COUNTY EXCISE TAX REVENUE
            COLORADO CONVENTION CENTER PROJECT SERIES A FSA INSURED                             5.50       09/01/17     2,140,720
 1,475,000  DOUGLAS COUNTY CO MFHR FHA PARKER HILLTOP PROJECT FHA INSURED                       5.35       08/01/18     1,495,606
 4,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CO TOLL
            REVENUE CAPITAL APPRECIATION SERIES B MBIA INSURED                                  5.06(d)    09/01/16     1,972,600
 5,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CO TOLL
            REVENUE CAPITAL APPRECIATION SERIES B MBIA INSURED                                  6.25(d)    09/01/22     1,647,200
 2,500,000  EL PASO COUNTY CO GO SCHOOL DISTRICT #11 COLORADO SPRINGS                           7.10       12/01/17     3,170,775
 1,160,000  EL PASO COUNTY CO GO SCHOOL DISTRICT #49 FALCON PROJECT FGIC INSURED                5.63       12/01/16     1,267,683
 1,500,000  ENGLEWOOD CO MFHR MARKS APARTMENTS PROJECT                                          6.65       12/01/26     1,540,020
 1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION LEASE REVENUE AMBAC INSURED                 5.75       12/01/19     1,293,696
 1,100,000  GOLDEN CO SALES & USE TAX REVENUE SERIES B AMBAC INSURED                            5.38       12/01/15     1,186,383
 1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT GO AMBAC INSURED                              5.75       12/01/19     1,247,657
 1,000,000  HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 UTGO FSA INSURED                        6.50       06/15/11     1,186,750
 3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 GO MBIA INSURED                           6.50       12/15/11     3,583,410
   500,000  LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL CENTER PROJECT             6.00       04/01/19       494,740
   500,000  LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL CENTER PROJECT             6.10       04/01/24       484,105
 1,345,000  LARIMER COUNTY CO SALES & USE TAX REVENUE FAIRGROUNDS & EVENTS
            CENTER PROJECT MBIA INSURED                                                         5.00       12/15/14     1,419,002
   745,000  LITTLE THOMPSON WATER DISTRICT CO WATER REVENUE JUNIOR LIEN MBIA INSURED            5.75       12/01/17       804,794
 1,180,000  MESA COUNTY CO RESIDENTIAL CARE FACILITIES
            NURSING REVENUE HILLTOP COMMUNITY RESOURCES PROJECT SERIES A RADIAN INSURED         5.25       12/01/21     1,174,265
 2,000,000  METEX METROPOLITAN DISTRICT CO GO SERIES A MBIA INSURED                             5.80       12/01/16     2,152,160
 1,210,000  MONTROSE COUNTY CO COP LEASE REVENUE  SERIES A                                      6.40       12/01/12     1,279,466
   915,000  NORTHERN METROPOLITAN DISTRICT CO ADAMS COUNTY                                      6.50       12/01/16       920,819
   305,000  PUEBLO CO COP PUBLIC PARKING LEASE PURCHASE & SUBLEASE REVENUE                      6.90       07/01/15       318,560
 1,500,000  SAN MIGUEL COUNTY CO HFA MFHR TELLURIDE VILLAGE APARTMENTS
            PROJECT PREREFUNDED 07/01/03 @ 101                                                  6.40       07/01/23     1,584,780
   600,000  SUMMIT COUNTY CO SPORTS FACILITIES REVENUE KEYSTONE RESORTS MANAGEMENT PROJECT      7.38       09/01/10       718,482
 1,730,000  UNIVERSITY OF NORTHERN COLORADO REVENUE AUXILIARY FACILITIES SYSTEM AMBAC INSURED   5.50       06/01/19     1,828,575

                                                                                                                      113,018,923
                                                                                                                     ------------

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
PUERTO RICO - 0.86%
$1,000,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT FUNDED                          6.00%      07/01/26  $  1,041,220
                                                                                                                     ------------

TOTAL MUNICIPAL BONDS (COST $109,025,562)                                                                             114,060,143
                                                                                                                     ------------

SHARES

CLOSED END MUTUAL FUNDS - 2.25%
     8,248  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                           115,884
    50,096  DREYFUS MUNICIPAL INCOME FUND                                                                                 461,885
    27,791  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                         244,561
    17,748  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                         234,984
    15,188  MUNICIPAL PARTNERS FUND INCORPORATED                                                                          200,482
    15,692  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                      236,478
    25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                     398,376
    18,339  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                          265,916
    12,543  SELIGMAN SELECT MUNICIPAL FUND                                                                                133,959
     7,778  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                   122,892
     8,528  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                                119,989
    12,032  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                              188,902

TOTAL CLOSED END MUTUAL FUNDS (COST $2,277,546)                                                                         2,724,308
                                                                                                                     ------------
PRINCIPAL

MUNICIPAL DEMAND NOTES - 1.69%

COLORADO - 1.69%
$2,050,000  COLORADO HFA MFHR WINDRIDGE APARTMENTS PROJECT COLLATERALIZED BY FNMASS (c)         1.30       02/15/28     2,050,000
                                                                                                                     ------------

TOTAL MUNICIPAL DEMAND NOTES (COST $2,050,000)                                                                          2,050,000
                                                                                                                     ------------

SHARES

SHORT-TERM INVESTMENTS - 1.53%
 1,858,676  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND (e)                   1.20                    1,858,676
                                                                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,858,676)                                                                          1,858,676
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $115,211,784)*                            99.48%                                                               $120,693,127
OTHER ASSETS AND LIABILITIES, NET                0.52                                                                     629,159
                                               ------                                                                ------------
TOTAL NET ASSETS                               100.00%                                                               $121,322,286
                                               ======                                                                ============

(a)  VARIABLE RATE SECURITIES.
(b) STEP RATE BOND. THE MATURITY DATE IS THE EFFECTIVE MATURITY DATE; THE RATE SHOWN IS THE RATE IN EFFECT AS OF JUNE 30, 2002.
(c) THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(d)  ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURIT.
(e) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $116,105,376 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                 $5,223,335
     GROSS UNREALIZED DEPRECIATION                                   (635,584)
                                                                   ----------
     NET UNREALIZED APPRECIATION                                   $4,587,751

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
MUNICIPAL BONDS - 97.51%

MINNESOTA - 95.21%
$  500,000  ALEXANDRIA MN INDEPENDENT SCHOOL DISTRICT #206 GO SERIES A                          6.00%      02/01/04   $   512,565
   250,000  ALEXANDRIA MN INDEPENDENT SCHOOL DISTRICT #206 GO SERIES A                          6.15       02/01/06       256,502
   250,000  ALEXANDRIA MN INDEPENDENT SCHOOL DISTRICT #206 GO SERIES A                          6.20       02/01/07       256,575
 2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 GO
            SERIES A FSA INSURED                                                                5.00       02/01/18     2,896,579
   650,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY GOVERNMENTAL
            HOUSING GROSS REVENUE STATE AGENCY HOUSING REVENUE COURTYARD
            RESIDENCE PROJECT SERIES A                                                          7.15       01/01/20       660,530
 1,500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY GOVERNMENTAL
            HOUSING GROSS REVENUE STATE AGENCY HOUSING REVENUE COURTYARD
            RESIDENCE PROJECT SERIES A                                                          7.25       01/01/32     1,524,225
 1,000,000  BEMIDJI MN HOSPITAL FACILITIES FIRST MORTGAGE REVENUE NORTH
            COUNTRY HEALTH SERVICES PROJECT                                                     5.63       09/01/21     1,005,710
 1,500,000  BEMIDJI MN INDEPENDENT SCHOOL DISTRICT #31 GO FSA INSURED                           5.00       04/01/19     1,508,715
   160,000  BLAINE MN IDR BALL CORPORATION PROJECT ESCROWED TO MATURITY                         7.13       12/01/04       177,931
 7,435,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 GO
            SERIES A FSA INSURED                                                                5.13       02/01/24     7,465,929
 1,550,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 GO SERIES B                         5.00       02/01/15     1,605,366
 3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 GO SERIES B                         5.00       02/01/16     3,087,660
 1,000,000  BLOOMINGTON MN PORT AUTHORITY SPECIAL TAX REVENUE MALL OF
            AMERICA PROJECT SERIES A FSA INSURED                                                5.00       02/01/13     1,043,850
 2,685,000  BLOOMINGTON MN PORT AUTHORITY SPECIAL TAX REVENUE MALL OF
            AMERICA PROJECT SERIES A FSA INSURED PREREFUNDED 02/01/04 @ 100                     5.35       02/01/13     2,749,305
 1,420,000  BLOOMINGTON MN PORT AUTHORITY TRANSPORTATION REVENUE CITY HALL
            LEASE OBLIGATION PROJECT                                                            5.00       02/01/21     1,430,792
   100,000  BLOOMINGTON MN TAX INCREMENTAL FINANCING GO                                         9.70       02/01/04       111,921
   210,000  BLOOMINGTON MN TAX INCREMENTAL FINANCING GO
            PREREFUNDED 02/01/05 @ 100                                                          9.75       02/01/07       247,533
   290,000  BLOOMINGTON MN TAX INCREMENTAL FINANCING GO
            PREREFUNDED 02/01/05 @ 100                                                          9.75       02/01/08       341,831
 1,450,000  BRAINERD MN INDEPENDENT SCHOOL DISTRICT #181 GO
            SERIES A FGIC INSURED                                                               5.00       02/01/20     1,460,222
 1,455,000  BRAINERD MN INDEPENDENT SCHOOL DISTRICT #181 GO
            SERIES A FGIC INSURED                                                               5.00       02/01/21     1,459,510
 2,195,000  BRECKENRIDGE MN HFFA REVENUE CATHOLIC HEALTH CORPORATION
            MBIA INSURED                                                                        5.00       11/15/05     2,307,208
 3,530,000  BURNSVILLE MN HOSPITAL SYSTEM REVENUE FAIRVIEW COMMUNITY
            HOSPITALS ESCROWED TO MATURITY                                                      0.27(b)    05/01/12     1,945,277
   945,000  CHASKA MN ELECTRIC REVENUE SERIES A                                                 5.63       10/01/14       998,883
   995,000  CHASKA MN ELECTRIC REVENUE SERIES A                                                 5.70       10/01/15     1,049,825
   750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO
            SERIES A FSA INSURED                                                                5.70       02/01/17       801,690
 1,250,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO SERIES B                              5.75       02/01/07     1,365,737
 1,000,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO SERIES B                              5.75       02/01/09     1,092,590
   500,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 GO SERIES B                              6.00       02/01/13       550,520
   545,000  CLAY COUNTY MN HOUSING & REDEVELOPMENT
            AUTHORITY LEASING REVENUE                                                           5.50       02/01/22       555,050

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
MINNESOTA (continued)
$  135,000  COON RAPIDS MN SFMR                                                                 6.15%      09/01/09   $   140,144
 1,000,000  CUYUNA RANGE HOSPITAL DISTRICT MN HEALTH FACILITIES SERIES A                        5.75       06/01/14       982,200
 1,000,000  CUYUNA RANGE HOSPITAL DISTRICT MN HEALTH FACILITIES SERIES A                        6.00       06/01/19       973,040
 1,000,000  DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY                                       5.00       01/01/21       999,990
 1,395,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR
            COLLATERALIZED BY GNMA                                                              7.38       12/01/29     1,471,153
   250,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTHCARE
            REVENUE BSM PROPERTIES INCORPORATED PROJECT SERIES A                                5.63       12/01/18       218,950
   975,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTHCARE
            REVENUE BSM PROPERTIES INCORPORATED PROJECT SERIES A                                5.88       12/01/28       838,481
   635,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE
            BENEDICTINE HEALTH SYSTEM ST MARY SERIES A MBIA INSURED                             5.55       02/15/04       661,314
   690,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE
            BENEDICTINE HEALTH SYSTEM ST MARY SERIES A MBIA INSURED                             5.65       02/15/05       716,517
   465,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE
            BENEDICTINE HEALTH SYSTEM ST MARY SERIES A MBIA INSURED                             5.75       02/15/06       482,038
   500,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE
            ST LUKES HOSPITAL OF DULUTH SERIES B CONNIE LEE INSURED                             6.45       05/01/05       517,590
 1,000,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HFFA REVENUE
            ST LUKES HOSPITAL OF DULUTH SERIES B CONNIE LEE INSURED                             6.40       05/01/18     1,034,860
   155,000  EAST GRAND FORKS MN ELECTRIC REVENUE                                                5.90       02/01/15       156,823
   255,000  EAST GRAND FORKS MN ELECTRIC REVENUE                                                6.00       02/01/18       255,752
   300,000  EAST GRAND FORKS MN ELECTRIC REVENUE                                                6.10       02/01/21       301,026
   165,000  EDEN PRAIRIE MN HOUSING & REDEVELOPMENT AUTHORITY
            LEASING REVENUE COMMUNITY CENTER PROJECT SERIES A                                   6.15       08/01/08       165,718
 1,220,000  EDEN PRAIRIE MN MFHR ROLLINGS HILLS PROJECT SERIES A
            COLLATERALIZED BY GNMA                                                              6.15       08/20/31     1,338,133
 2,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 GO
            SERIES A FSA INSURED                                                                4.75       02/01/22     1,930,640
 1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 GO
            SERIES A MBIA INSURED                                                               5.00       02/01/18     1,018,130
 1,000,000  FERGUS FALLS MN HFFA REVENUE LAKE REGION HOSPITAL
            CORPORATION PROJECT SERIES A                                                        6.50       09/01/18     1,027,000
   380,000  FERGUS FALLS MN HFFA REVENUE LAKE REGION HOSPITAL
            CORPORATION PROJECT SERIES B                                                        6.50       09/01/18       390,260
   700,000  GLENCOE MN HEALTHCARE FACILITIES REVENUE GLENCOE REGIONAL
            HEALTH SERVICES PROJECT                                                             7.20       04/01/16       709,296
   600,000  GLENCOE MN HEALTHCARE FACILITIES REVENUE GLENCOE REGIONAL
            HEALTH SERVICES PROJECT                                                             7.40       04/01/21       617,838
   585,000  GLENCOE MN HEALTHCARE FACILITIES REVENUE GLENCOE REGIONAL
            HEALTH SERVICES PROJECT                                                             7.50       04/01/31       602,304
   500,000  GLENCOE MN HEALTHCARE REVENUE PREREFUNDED 06/01/05 @ 102                            6.40       12/01/15       559,870
 1,390,000  GLENCOE MN HOSPITAL REVENUE PREREFUNDED 08/01/04 @ 102                              6.63       04/01/11     1,539,856
 1,955,000  HENNEPIN COUNTY MN GO SERIES B                                                      5.00       12/01/15     2,035,370
 1,925,000  HENNEPIN COUNTY MN GO SERIES B                                                      5.00       12/01/16     1,989,218
 1,075,000  HIBBING MN HEALTHCARE FACILITIES REVENUE DULUTH CLINIC
            LIMITED FSA INSURED PREREFUNDED 11/01/13 @ 100                                      5.50       11/01/16     1,201,033
 2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 GO
            FSA INSURED                                                                         5.00       02/01/17     2,861,782

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
MINNESOTA (continued)
$1,080,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY LEASING
            REVENUE SERIES A                                                                    5.25%      02/01/16   $ 1,081,696
   500,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY LEASING
            REVENUE SERIES A                                                                    5.35       02/01/19       496,285
 2,500,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE
            IMMANUEL ST JOSEPHS PROJECT SERIES A PREREFUNDED 08/01/02 @ 102                     6.30       08/01/22     2,561,175
   315,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE
            IMMANUEL ST JOSEPHS PROJECT SERIES C                                                6.10       08/01/05       322,210
   390,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE
            IMMANUEL ST JOSEPHS PROJECT SERIES C                                                6.15       08/01/06       398,802
    50,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE
            IMMANUEL ST JOSEPHS PROJECT SERIES C PREREFUNDED 08/01/02 @ 102                     6.10       08/01/05        51,213
    60,000  MANKATO MN HOSPITAL FACILITIES REVENUE FIRST MORTGAGE
            IMMANUEL ST JOSEPHS PROJECT SERIES C PREREFUNDED 08/01/02 @ 102                     6.15       08/01/06        61,457
   500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
            HEALTHCARE SYSTEM GROUP HEALTH PLAN INCORPORATED PROJECT                            6.75       12/01/13       511,265
   550,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
            HEALTHCARE SYSTEM HEALTHONE OBLIGATED GROUP PROJECT
            SERIES A MBIA INSURED ESCROWED TO MATURITY                                          7.38       08/15/02       551,524
 2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMUNITY
            AIRPORT REVENUE SERIES B AMBAC INSURED                                              5.25       01/01/13     2,085,120
 4,860,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMUNITY
            AIRPORT REVENUE SERIES C FGIC INSURED                                               5.25       01/01/21     4,939,996
 2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMUNITY
            AIRPORT REVENUE SERIES C FGIC INSURED                                               5.25       01/01/32     1,997,000
 2,815,000  MINNEAPOLIS MN GO SALES TAX REVENUE                                                 6.05       04/01/04     2,881,603
 1,000,000  MINNEAPOLIS MN GO SERIES D                                                          5.00       12/01/16     1,028,780
   575,000  MINNEAPOLIS MN HEALTHCARE REVENUE WALKER METHODIST
            SENIOR SERVICES SERIES A                                                            5.50       11/15/12       532,030
   745,000  MINNEAPOLIS MN HEALTHCARE SYSTEMS REVENUE FAIRVIEW
            HEALTH SERVICES PROJECT SERIES B MBIA INSURED                                       5.00       05/15/21       739,740
   500,000  MINNEAPOLIS MN HFFA REVENUE EBENEZER SOCIETY PROJECT SERIES A                       7.20       07/01/23       489,415
   360,000  MINNEAPOLIS MN HOSPITAL FACILITIES REVENUE ABBOTT NORTHWESTERN
            HOSPITAL INCORPORATED ESCROWED TO MATURITY                                          6.50       12/01/06       392,598
 1,060,000  MINNEAPOLIS MN REVENUE WALKER METHODIST SERVICES SERIES A                           5.88       11/15/18       944,736
   570,000  MINNEAPOLIS MN REVENUE WALKER METHODIST SERVICES SERIES A                           6.00       11/15/28       489,647
 1,010,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT #1 UNLIMITED
            GO PREREFUNDED 02/01/03 @ 100                                                       5.75       02/01/09     1,035,240
 1,960,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT COP SERIES A MBIA
            INSURED PREREFUNDED 02/01/07 @ 100                                                  5.38       02/01/17     2,152,060
 1,620,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT FULL TERM MBIA INSURED                       5.50       02/01/21     1,673,185
 2,025,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD
            HEALTHCARE REVENUE FAIRVIEW HEALTHCARE SYSTEM SERIES A                              5.88       11/15/10     2,195,424
 2,000,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD
            HEALTHCARE REVENUE FAIRVIEW HEALTHCARE SYSTEM SERIES A                              6.38       11/15/22     2,119,240
 5,350,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD
            HEALTHCARE REVENUE FAIRVIEW HOSPITAL SERIES A MBIA INSURED                          5.50       11/15/17     5,590,269
 1,130,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD
            REVENUE EVANGELICAL LUTHERAN PROJECT                                                6.00       02/01/22     1,130,859

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
MINNESOTA (continued)
$1,500,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS
            REVENUE GIANTS RIDGE RECREATIONAL AREA                                              7.50%      11/01/25   $ 1,530,015
 1,500,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION RECREATIONAL
            REVENUE GIANTS RIDGE RECREATIONAL AREA PROJECT                                      7.25       11/01/16     1,544,310
 1,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR                                     5.00       03/01/16     1,021,230
 2,145,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR SERIES A                            5.00       03/01/19     2,173,507
 2,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR SERIES B                            5.13       03/01/15     2,085,420
 1,000,000  MINNESOTA STATE HEFA REVENUE CARLETON COLLEGE SERIES 4N                             5.00       11/01/18     1,012,080
 2,000,000  MINNESOTA STATE HEFA REVENUE COLLEGE AT ST BENEDICT
            PROJECT SERIES T                                                                    5.35       03/01/20     1,977,780
   700,000  MINNESOTA STATE HEFA REVENUE MACALESTER COLLEGE SERIES 4C                           5.55       03/01/16       717,997
   600,000  MINNESOTA STATE HEFA REVENUE NORTHWEST COLLEGE SERIES 4Z                            5.20       10/01/13       597,222
   365,000  MINNESOTA STATE HEFA REVENUE SERIES 3W
            PREREFUNDED 03/01/04 @ 100                                                          6.00       03/01/07       388,422
   135,000  MINNESOTA STATE HEFA REVENUE SERIES 3W UNREFUNDED BALANCE                           6.00       03/01/07       139,856
 1,000,000  MINNESOTA STATE HEFA REVENUE ST JOHNS UNIVERSITY SERIES 4L                          5.35       10/01/17     1,021,210
   150,000  MINNESOTA STATE HEFA REVENUE ST MARYS COLLEGE SERIES 3Q                             5.70       10/01/03       155,739
   280,000  MINNESOTA STATE HEFA REVENUE ST MARYS COLLEGE SERIES 3Q                             5.80       10/01/04       292,790
   295,000  MINNESOTA STATE HEFA REVENUE ST MARYS COLLEGE SERIES 3Q                             5.90       10/01/05       307,136
   340,000  MINNESOTA STATE HEFA REVENUE ST MARYS COLLEGE SERIES 3Q                             6.00       10/01/08       350,169
   895,000  MINNESOTA STATE HEFA REVENUE ST MARYS UNIVERSITY SERIES 5E                          6.75       03/01/19       965,061
   550,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE SERIES A
            HOUSING & URBAN DEVELOPMENT INSURED                                                 6.85       02/01/07       556,248
 3,400,000  MINNESOTA STATE HFA HOUSING DEVELOPMENT REVENUE SERIES A
            HOUSING & URBAN DEVELOPMENT INSURED                                                 6.95       02/01/14     3,442,670
   300,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES B
            HOUSING & URBAN DEVELOPMENT INSURED                                                 6.25       08/01/22       300,225
 2,150,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES D
            MBIA INSURED                                                                        5.80       08/01/11     2,250,255
   915,000  MINNESOTA STATE HFA RENTAL HOUSING REVENUE SERIES D
            MBIA INSURED                                                                        5.90       08/01/15       957,996
 2,220,000  MINNESOTA STATE HFA SFMR REMARKETED 12/26/96                                        5.88       01/01/17     2,351,557
   825,000  MINNESOTA STATE HFA SFMR REMARKETED 08/12/92                                        6.25       01/01/15       847,415
   235,000  MINNESOTA STATE HFA SFMR SERIES A                                                   5.75       07/01/18       245,171
 1,405,000  MINNESOTA STATE HFA SFMR SERIES A                                                   5.85       07/01/20     1,465,598
 3,000,000  MINNESOTA STATE HFA SFMR SERIES D AMBAC INSURED                                     5.80       07/01/21     3,085,620
   145,000  MINNESOTA STATE HFA SFMR SERIES D2 REMARKETED 03/24/93                              5.60       01/01/06       151,216
    30,000  MINNESOTA STATE HFA SFMR SERIES K                                                   5.50       01/01/03        30,569
 1,000,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO SERIES B                          5.65       02/01/10     1,088,690
 1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 GO SERIES B                          5.75       02/01/22     1,728,458
   505,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS
            REVENUE HEALTHCARE REVENUE SERIES A                                                 5.20       12/01/09       502,217
   500,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS
            REVENUE HEALTHCARE REVENUE SERIES A                                                 5.30       12/01/10       493,635
   725,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS
            REVENUE HEALTHCARE REVENUE SERIES A                                                 5.40       12/01/11       714,459
   825,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS
            REVENUE HEALTHCARE REVENUE SERIES A                                                 5.45       12/01/12       807,650

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
MINNESOTA (continued)
$  700,000  MONTICELLO-BIG LAKE MN COMMUNITY HOSPITAL DISTRICT GROSS
            REVENUE HEALTHCARE REVENUE SERIES A                                                 5.75%      12/01/19   $   725,179
   500,000  MOORHEAD MN PUBLIC UTILITIES REVENUE SERIES A
            MBIA INSURED UNREFUNDED BALANCE                                                     5.75       11/01/03       506,920
 1,655,000  MOORHEAD MN RESIDENTIAL MORTGAGE REVENUE
            FHA/VA INSURED ESCROWED TO MATURITY                                                 7.10       08/01/11     1,928,307
 1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 GO SERIES A                         5.38       02/01/17     1,509,937
 2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 GO SERIES A                         5.38       02/01/19     2,126,068
   560,000  MOUNTAIN IRON MN HOUSING & REDEVELOPMENT AUTHORITY LEASE
            REVENUE NORTHEAST SERVICE COOPERATIVE PROJECT SERIES A                              6.25       10/01/19       572,370
 1,000,000  NEW HOPE MN HOUSING & HEALTHCARE FACILITIES REVENUE
            MINNESOTA MASONIC HOME NORTH RIDGE                                                  5.90       03/01/19       947,140
 2,000,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM
            REVENUE FSA INSURED                                                                 5.40       01/01/15     2,141,540
 1,000,000  NORTHERN MINNESOTA MUNICIPAL POWER AGENCY ELECTRIC SYSTEM
            REVENUE FSA INSURED                                                                 5.30       01/01/21     1,021,090
   400,000  NORTHFIELD MN EDUCATIONAL FACILITIES REVENUE ST OLAF COLLEGE PROJECT                6.05       10/01/04       412,276
 1,800,000  NORTHFIELD MN HOSPITAL REVENUE SERIES C                                             6.00       11/01/26     1,772,658
   360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY IDR SERIES B                                5.90       02/01/18       372,568
   455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY IDR SERIES B                                6.00       02/01/22       462,940
 1,550,000  PEQUOT LAKES MN INDEPENDENT SCHOOL DISTRICT #186 FGIC INSURED                       5.25       02/01/22     1,577,978
   500,000  PINE RIVER MN HFFA REVENUE EVAN LUTHERAN GOOD SAMARITAN PROJECT                     6.40       08/01/15       520,335
   500,000  PRIOR LAKE MN INDEPENDENT SCHOOL DISTRICT #719 FSA INSURED                          5.50       02/01/15       536,485
 2,470,000  PRIOR LAKE MN INDEPENDENT SCHOOL DISTRICT #719
            SERIES A FGIC INSURED                                                               5.25       02/01/23     2,507,075
 1,890,000  RAMSEY COUNTY MN GO CAPITAL IMPROVEMENT PLAN
            PROJECT SERIES A                                                                    5.00       02/01/17     1,943,582
   115,000  RED WING MN HFFA REVENUE RIVER REGION OBLIGATED GROUP
            SERIES 1993 B PREREFUNDED 09/01/05 @ 100                                            6.35       09/01/07       127,758
   965,000  RED WING MN PCR NORTHERN STATES POWER COMPANY
            MBIA-IBC INSURED                                                                    5.70       05/01/03       978,105
   300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING
            DEVELOPMENT GROSS REVENUE SENIOR HOUSING PROJECT SERIES A                           6.63       01/01/19       290,511
 2,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 GO                                  5.60       02/01/18     2,317,722
 2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 GO                                  5.63       02/01/20     3,042,042
 2,285,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO
            MEDICAL CENTER SERIES I                                                             5.80       11/15/07     2,562,993
 1,650,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO
            MEDICAL CENTER SERIES I                                                             5.90       11/15/09     1,869,978
 1,700,000  ROCHESTER MN HFFA REVENUE MAYO FOUNDATION MAYO
            MEDICAL CENTER SERIES I                                                             5.90       11/15/10     1,927,987
 1,000,000  ROCHESTER MN HFFA REVENUE MAYO MEDICAL CENTER SERIES F                              6.25       11/15/21     1,025,200
 2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 GO
            CAPITAL APPRECIATION SERIES A                                                       5.50(b)    04/01/09     1,540,500
 3,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 GO
            CAPITAL APPRECIATION SERIES A                                                       5.55(b)    04/01/10     2,187,990
 2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 GO
            CAPITAL APPRECIATION SERIES A                                                       5.60(b)   04/01//11     1,384,960

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
MINNESOTA (continued)
$1,200,000  SARTELL MN INDEPENDENT SCHOOL DISTRICT #748 GO CAPITAL
            APPRECIATION SERIES B MBIA INSURED                                                  6.15%(b)   02/01/17   $   595,500
 2,100,000  SEAWAY PORT AUTHORITY DULUTH MN INDUSTRIAL DEVELOPMENT
            DOCK & WHARF CARGIL INCORPORATED REVENUE SERIES B                                   6.80       05/01/12     2,149,749
   695,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL
            DISTRICT #833 GO SERIES A MBIA INSURED                                              5.50       02/01/17       737,409
 4,790,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE CAPITAL APPRECIATION SERIES A MBIA INSURED                           6.06(b)    01/01/20     1,973,241
   545,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE REFUNDED BALANCE SERIES A ESCROWED TO MATURITY                       5.50       01/01/03       556,053
   640,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES A AMBAC INSURED ESCROWED TO MATURITY                          5.00       01/01/09       691,571
   955,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES A UNREFUNDED BALANCE                                          5.50       01/01/03       973,432
 1,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES B                                                             5.80       01/01/07     1,031,500
   180,000  ST ANTHONY MN MFHR AUTUMN WOODS PROJECT                                             6.40       07/01/02       180,058
   190,000  ST ANTHONY MN MFHR AUTUMN WOODS PROJECT                                             6.50       07/01/03       193,878
   175,000  ST ANTHONY MN MFHR AUTUMN WOODS PROJECT                                             6.60       07/01/04       178,574
   180,000  ST CLOUD MN COP MUNICIPAL ATHLETIC COMPLEX                                          5.20       12/01/05       191,948
   185,000  ST CLOUD MN COP MUNICIPAL ATHLETIC COMPLEX                                          5.30       12/01/06       195,686
   400,000  ST CLOUD MN COP MUNICIPAL ATHLETIC COMPLEX                                          5.90       12/01/17       409,268
 1,335,000  ST CLOUD MN HEALTHCARE OBLIGATION GROUP REVENUE ST CLOUD
            HOSPITAL SERIES A FSA INSURED                                                       5.75       05/01/10     1,490,848
 1,750,000  ST CLOUD MN HEALTHCARE REVENUE ST CLOUD HOSPITAL OBLIGATION
            GROUP SERIES A FSA INSURED                                                          5.38       05/01/11     1,908,515
 4,875,000  ST CLOUD MN HEALTHCARE REVENUE ST CLOUD HOSPITAL OBLIGATION
            GROUP SERIES A FSA INSURED                                                          5.75       05/01/26     5,110,170
 1,000,000  ST CLOUD MN HOUSING & REDEVELOPMENT AUTHORITY STATE
            UNIVERSITY PROJECT EDUCATION FACILITIES REVENUE                                     5.00       05/01/23       983,410
   340,000  ST LOUIS PARK MN COMMERCIAL DEVELOPMENT REVENUE G & N LP PROJECT                    7.00       06/01/06       340,078
 2,025,000  ST LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 GO                                5.45       02/01/13     2,171,165
 1,050,000  ST MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 GO FSA INSURED                       5.00       02/01/18     1,070,801
 2,000,000  ST MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 GO FSA INSURED                       5.00       02/01/19     2,024,240
 2,700,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY COMMERCIAL
            DEVELOPMENT REVENUE ST PAUL ACADEMY & SUMMIT SCHOOL PROJECT                         5.50       10/01/24     2,728,701
 1,000,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTHCARE
            REVENUE REGIONS HOSPITAL PROJECT                                                    5.25       05/15/18       960,990
 1,065,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTHCARE
            REVENUE REGIONS HOSPITAL PROJECT                                                    5.30       05/15/28       990,525
   400,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEATING
            REVENUE COGENERATION FACILITIES PROJECT                                             8.30       11/01/04       401,492
   355,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY SFMR FNMA
            MORTGAGE BACKED SECURITIES PROGRAM COLLATERALIZED BY FNMA                           6.25       09/01/14       375,846
   100,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY TAX INCREMENTAL
            REVENUE US BANK OPERATIONS CENTER PROJECT                                           6.13       08/01/19       100,277
   500,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY TAX INCREMENTAL
            REVENUE US BANK OPERATIONS CENTER PROJECT                                           6.75       02/01/28       500,730

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
MINNESOTA (continued)
$1,000,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY TRANSPORTATION
            REVENUE BLOCK 19 RAMP PROJECT SERIES A FSA INSURED                                  5.25%      08/01/23   $ 1,009,710
   195,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            5.90       02/01/04       199,274
   215,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            6.10       02/01/06       220,345
   230,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            6.20       02/01/07       235,856
   245,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            6.25       02/01/08       251,387
   260,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 COP SERIES B                            6.30       02/01/09       266,854
 1,050,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 GO SERIES B                             5.70       02/01/09     1,124,246
   580,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 GO SERIES B                             5.80       02/01/11       623,958
 1,000,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                     5.75       07/01/11     1,126,440
 2,795,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                     5.75       07/01/17     3,156,897
 1,000,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                     5.75       07/01/18     1,125,640
 7,285,000  UNIVERSITY OF MINNESOTA EDUCATIONAL FACILITIES REVENUE SERIES A                     5.50       07/01/21     7,859,204
   110,000  VADNAIS HEIGHTS MN SFMR                                                             5.25       11/01/02       110,210
   105,000  VADNAIS HEIGHTS MN SFMR                                                             6.00       11/01/09       105,992
   235,000  WACONIA MN GO                                                                       6.00       06/01/06       244,365
   245,000  WACONIA MN GO                                                                       6.00       06/01/07       254,763
   500,000  WACONIA MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE
            THE EVANGELICAL LUTHERAN PROJECT SERIES A                                           5.85       06/01/06       518,785
   360,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY
            LEASE REVENUE INDEPENDENT SCHOOL DISTRICT #833
            SOUTH WASHINGTON ESCROWED TO MATURITY                                               6.60       12/01/02       367,726
   380,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY
            LEASE REVENUE INDEPENDENT SCHOOL DISTRICT #833
            SOUTH WASHINGTON PREREFUNDED 12/01/02 @ 100                                         6.75       12/01/03       388,398
   410,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY
            LEASE REVENUE INDEPENDENT SCHOOL DISTRICT #833
            SOUTH WASHINGTON PREREFUNDED 12/01/02 @ 100                                         6.90       12/01/04       419,307
   435,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY
            LEASE REVENUE INDEPENDENT SCHOOL DISTRICT #833
            SOUTH WASHINGTON PREREFUNDED 12/01/02 @ 100                                         7.00       12/01/05       445,053
   465,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY
            LEASE REVENUE INDEPENDENT SCHOOL DISTRICT #833
            SOUTH WASHINGTON PREREFUNDED 12/01/02 @ 100                                         7.00       12/01/06       475,746
 1,000,000  WAYZATA MN INDEPENDENT SCHOOL DISTRICT #284 GO SERIES B                             5.85       02/01/10     1,057,240
   735,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY REVENUE SERIES A                           6.13       01/01/16       735,698
 3,040,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY REVENUE SERIES A
            ESCROWED TO MATURITY                                                                6.38       01/01/16     3,456,693
   225,000  WRIGHT COUNTY MN GO SERIES B                                                        5.80       02/01/04       230,054

                                                                                                                      242,024,209
                                                                                                                      -----------

PUERTO RICO - 2.30%
 3,500,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
            TRANSPORTATION REVENUE SERIES E FSA INSURED                                         5.50       07/01/22     3,817,555
 2,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY REVENUE SERIES II MBIA INSURED                 5.00       07/01/20     2,040,760

                                                                                                                        5,858,315
                                                                                                                      -----------

TOTAL MUNICIPAL BONDS (COST $238,227,886)                                                                             247,882,524
                                                                                                                      -----------

                                                                                              INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE        DATE         VALUE
MUNICIPAL DEMAND
NOTES - 1.34%

MINNESOTA - 1.34%
$  100,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES REVENUE
            PRESBYTERIAN HOMES PROJECT SERIES B US BANK NA LOC (a)                              1.15%      09/01/29    $  100,000
   100,000  COHASSET MN PCR REVENUE MINNESOTA POWER & LIGHT COMPANY
            PROJECT SERIES D ABN AMRO BANK NV LOC (a)                                           1.05       12/01/07       100,000
   700,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY
            PROJECT SERIES A ABN AMRO BANK NV LOC (a)                                           1.05       06/01/20       700,000
 1,100,000  COTTAGE GROVE MN ENVIRONMENTAL CONTROL REVENUE MINNESOTA
            MINING & MANUFACTURING PROJECT (a)                                                  1.57       08/01/12     1,100,000
 1,300,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC
            REMARKETED 10/03/00 (a)                                                             1.15       05/01/27     1,300,000
   100,000  ST LOUIS PARK MN IDR UNICARE HOME INCORPORATION PROJECT BANK
            OF AMERICA NA LOC (a)                                                               1.50       08/01/14       100,000

TOTAL MUNICIPAL DEMAND NOTES (COST $3,400,000)                                                                          3,400,000
                                                                                                                     ------------


SHARES

SHORT-TERM INVESTMENTS - 0.56%
 1,434,516  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND (c)                   1.20                    1,434,516
                                                                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,434,516)                                                                          1,434,516
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $243,062,402)*                            99.41%                                                               $252,717,040
OTHER ASSETS AND LIABILITIES, NET                0.59                                                                   1,503,909
                                               ------                                                                ------------
TOTAL NET ASSETS                               100.00%                                                               $254,220,949
                                               ======                                                                ============

(a) THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(b)  A ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
(c) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $243,548,716 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                             $9,770,792
     GROSS UNREALIZED DEPRECIATION                               (602,468)
                                                               ----------
     NET UNREALIZED APPRECIATION                               $9,168,324


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL LIMITED TERM TAX-FREE FUND


                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
MUNICIPAL BONDS - 94.97%

ARIZONA - 0.62%
$  520,000  PIMA COUNTY AZ IDA SFMR SERIES A                                                     6.50%    02/01/17   $   532,828
                                                                                                                     -----------
COLORADO - 15.36%
   655,000  ARVADA CO MFHR SPRINGWOOD COMMUNITY PROJECT SERIES A COLLATERALIZED BY GNMA          5.60     08/20/08       679,032
   200,000  BOULDER COUNTY CO HOSPITAL REVENUE LONGMONT UNITED HOSPITAL PROJECT                  4.80     12/01/03       201,990
   385,000  BOULDER COUNTY CO HOSPITAL REVENUE LONGMONT UNITED HOSPITAL PROJECT                  5.00     12/01/05       387,961
   670,000  BOWLES METROPOLITAN DISTRICT CO GO PREREFUNDED 12/01/05 @ 102                        7.75     12/01/15       772,698
 1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES LEASE REVENUE PINNACLE CHARTER
            SCHOOL PROJECT                                                                       5.25     12/01/11     1,476,960
   240,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES LEASE REVENUE RENAISSANCE CHARTER
            SCHOOL PROJECT                                                                       5.85     06/01/08       250,865
    75,000  COLORADO HFA SFMR SERIES C                                                           5.00     05/01/05        74,975
   380,000  COLORADO HFFA REVENUE EVANGELICAL LUTHERAN PROJECT                                   6.00     12/01/06       410,689
   455,000  COLORADO HFFA REVENUE EVANGELICAL LUTHERAN PROJECT                                   6.25     12/01/10       494,899
   585,000  COLORADO HFFA REVENUE NATIONAL JEWISH MEDICAL & RESEARCH CENTER                      4.80     01/01/05       597,601
   500,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                               5.30     09/15/09       507,590
 1,000,000  COLORADO STATE STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE SUB
            SERIES II-B                                                                          6.20     12/01/08     1,059,170
 1,350,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES A AMBAC INSURED                       4.90     11/15/08     1,429,461
 1,145,000  DENVER CO CITY & COUNTY SFMR SERIES A ESCROWED TO MATURITY                           7.00     08/01/10     1,329,036
   220,000  DENVER WEST METROPOLITAN DISTRICT CO GO SERIES B                                     4.90     12/01/03       226,604
   205,000  DENVER WEST METROPOLITAN DISTRICT CO GO SERIES B                                     5.00     12/01/04       213,735
   620,000  MESA COUNTY CO RESIDENTIAL CARE FACILITIES NURSING REVENUE HILLTOP COMMUNITY
            RESOURCES PROJECT SERIES A RADIAN INSURED                                            5.00     12/01/08       657,727
   650,000  MESA COUNTY CO RESIDENTIAL CARE FACILITIES NURSING REVENUE HILLTOP COMMUNITY
            RESOURCES PROJECT SERIES A RADIAN INSURED                                            5.50     12/01/09       705,991
   460,000  MESA COUNTY CO RESIDENTIAL CARE FACILITIES NURSING REVENUE HILLTOP COMMUNITY
            RESOURCES PROJECT SERIES A RADIAN INSURED                                            5.50     12/01/10       497,978
 1,070,000  TELLER COUNTY CO COP LEASE REVENUE US BANK NA LOC                                    5.50     12/01/09     1,141,091

                                                                                                                      13,116,053
                                                                                                                     -----------

FLORIDA - 2.68%
   180,000  BRADFORD COUNTY FL HFFA REVENUE SANTA FE HEALTHCARE FACILITIES PROJECT ESCROWED
            TO MATURITY                                                                          6.00     11/15/09       199,400
 1,710,000  HILLSBOROUGH COUNTY FL UTILITY REVENUE ESCROWED TO MATURITY                          6.20     12/01/08     1,873,955
   215,000  PLANTATION FL WATER & SEWER REVENUE CAPITAL APPRECIATION MBIA INSURED                5.68(b)  03/01/03       212,588

                                                                                                                       2,285,943
                                                                                                                     -----------

HAWAII - 1.25%
 1,000,000  HAWAII STATE GO SERIES CI MBIA/IBC INSURED                                           4.75     11/01/09     1,064,930
                                                                                                                     -----------

IDAHO - 0.25%
   195,000  POCATELLO ID IDA REVENUE ALLOCATION TAX INCREMENTAL FINANCING SERIES B PARTIALLY
            REFUNDED                                                                             7.25     12/01/08       210,194
                                                                                                                     -----------

ILLINOIS - 7.30%
 1,000,000  CHICAGO IL GO SERIES B AMBAC INSURED                                                 5.00     01/01/09     1,067,430
 1,500,000  CHICAGO IL TAX REVENUE CAPITAL APPRECIATION PROJECT SERIES A AMBAC INSURED           5.03(b)  12/01/05     1,359,510
 1,050,000  GRUNDY COUNTY IL INDEPENDENT SCHOOL DISTRICT #5 GO AMBAC INSURED                     7.13     12/01/05     1,202,072

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
ILLINOIS (continued)
$1,130,000  GRUNDY COUNTY IL INDEPENDENT SCHOOL DISTRICT #5 GO AMBAC INSURED                     7.13%    12/01/06   $ 1,322,744
   565,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATION FACILITIES REVENUE MIDWESTERN
            UNIVERSITY PROJECT SERIES B                                                          5.00     05/15/07       579,718
   615,000  ILLINOIS HFFA REVENUE MERCY HOSPITAL PROJECT ESCROWED TO MATURITY                    7.10     06/01/09       702,699

                                                                                                                       6,234,173
                                                                                                                     -----------

INDIANA - 2.13%
 1,000,000  INDIANA UNIVERSITY EDUCATIONAL FACILITIES REVENUE CAPITAL APPRECIATION SERIES H
            AMBAC INSURED                                                                        4.40(b)  08/01/09       748,860
 1,150,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT TAX REVENUE CAPITAL APPRECIATION SERIES A   2.88(b)  02/01/05     1,067,580

                                                                                                                       1,816,440
                                                                                                                     -----------

IOWA - 4.20%
   395,000  CLINTON IA COMMUNITY SCHOOL DISTRICT GO SERIES A                                     5.38     06/01/05       424,783
 1,965,000  IOWA FINANCE AUTHORITY HEALTH CARE FACILITIES REVENUE CATHOLIC HEALTH INITIATIVES
            PROJECT SERIES A                                                                     5.38     12/01/05     2,109,015
 1,000,000  IOWA STUDENT LOAN LIQUIDITY CORPORATION STUDENT LOAN REVENUE                         4.90     12/01/05     1,054,410

                                                                                                                       3,588,208
                                                                                                                     -----------

KANSAS - 0.23%
   185,000  LAWRENCE KS HOSPITAL REVENUE LAWRENCE MEMORIAL HOSPITAL PROJECT                      5.00     07/01/04       193,227
                                                                                                                     -----------

LOUISIANA - 0.73%
   185,000  LOUISIANA PUBLIC FACILITIES AUTHORITY MFHR EDGEWOOD APARTMENTS PROJECT
            COLLATERALIZED BY FNMA                                                               5.70     06/01/05       187,374
   410,000  LOUISIANA STATE UNIVERSITY OF AGRICULTURE & MECHANICAL COLLEGE EDUCATIONAL
            FACILITIES REVENUE LOUISIANA STATE UNIVERSITY AT EUNICE PROJECT MBIA INSURED         5.00     06/01/08       433,919

                                                                                                                         621,293
                                                                                                                     -----------

MASSACHUSETTS - 5.77%
   935,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY ELECTRIC REVENUE DEVENS ELECTRIC
            SYSTEM PROJECT                                                                       5.13     12/01/11       950,689
 1,515,000  MASSACHUSETTS STATE GO SERIES A                                                      5.50     01/01/10     1,674,575
 2,000,000  MASSACHUSETTS STATE GO SERIES B PREREFUNDED 06/01/10 @ 100                           6.00     06/01/14     2,301,540

                                                                                                                       4,926,804
                                                                                                                     -----------

MICHIGAN - 10.61%
   420,000  BATTLE CREEK MI ECONOMIC DEVELOPMENT AUTHORITY IDR KELLOGG COMPANY PROJECT
            REMARKETED 08/01/97                                                                  5.13     02/01/09       434,927
   500,000  DETROIT MI GO SERIES A1 MBIA INSURED                                                 5.38     04/01/13       544,245
 2,095,000  DETROIT MI SEWER DISPOSAL REVENUE ESCROWED TO MATURITY                               7.10     12/15/09     2,390,332
 1,000,000  HOWELL MI PUBLIC SCHOOLS GO MBIA INSURED PREREFUNDED 5/1/09 @ 100                    5.88     05/01/19     1,136,820
   300,000  LAKEVIEW MI COMMUNITY SCHOOLS GO FGIC INSURED                                        6.50     05/01/05       332,184
   305,000  LAKEVIEW MI COMMUNITY SCHOOLS GO FGIC INSURED                                        6.50     05/01/06       344,714
   395,000  MERRILL MI COMMUNITY SCHOOL DISTRICT GO FGIC INSURED                                 6.50     05/01/05       437,376
   865,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE CHARITY OBLIGATIONS SERIES D
            PREREFUNDED 11/01/04 @ 100(a)                                                        4.80     11/01/17       910,179
   360,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE HENRY FORD HOSPITAL ESCROWED
            TO MATURITY                                                                          9.00     05/01/04       391,882

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
MICHIGAN (continued)
$  415,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE OSF HEALTHCARE SYSTEM              5.25%    11/15/06    $  442,158
   435,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE OSF HEALTHCARE SYSTEM              5.38     11/15/07       465,480
 2,405,000  ROMULUS MI GO COMMUNITY SCHOOLS GO CAPITAL APPRECIATION SERIES II FGIC INSURED
            PREREFUNDED 05/01/07 @ 36.6958                                                       4.92(b)  05/01/22       747,835
   450,000  SCHOOLCRAFT MI COMMUNITY SCHOOL DISTRICT GO FGIC INSURED                             6.50     05/01/04       486,104

                                                                                                                       9,064,236
                                                                                                                     -----------

MINNESOTA - 1.73%
   225,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTHCARE FACILITIES REVENUE
            EVANGELICAL LUTHERAN PROJECT                                                         5.00     02/01/06       233,901
   230,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTHCARE FACILITIES REVENUE
            EVANGELICAL LUTHERAN PROJECT                                                         5.00     02/01/07       237,604
   250,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTHCARE FACILITIES REVENUE
            EVANGELICAL LUTHERAN PROJECT                                                         5.00     02/01/08       257,230
   365,000  MINNESOTA STATE HEFA REVENUE ST SCHOLASTICA PROJECT SERIES 5J                        4.88     12/01/07       375,494
   325,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY REVENUE SERIES A ESCROWED TO MATURITY       6.38     01/01/16       369,548

                                                                                                                       1,473,777
                                                                                                                     -----------

MISSISSIPPI - 1.31%
 1,000,000  MISSISSIPPI STATE GO CAPITAL IMPROVEMENTS                                            5.50     11/01/09     1,115,430

                                                                                                                     -----------
NEBRASKA - 0.51%
   415,000  NEBRASKA INVESTMENT FINANCE AUTHORITY HOSPITAL REVENUE GREAT PLAINS REGIONAL
            MEDICAL CENTER PROJECT RADIAN INSURED                                                4.80     11/15/04       437,983
                                                                                                                     -----------

NEVADA - 0.80%
   645,000  SPARKS NV RDA TAX REVENUE SERIES A RADIAN INSURED                                    5.10     01/15/08       682,275
                                                                                                                     -----------

NEW MEXICO - 1.26%
 1,000,000  NEW MEXICO STATE HIGHWAY COMMUNITY SALES TAX REVENUE SERIES B AMBAC INSURED          5.00     06/15/10     1,072,550
                                                                                                                     -----------

NEW YORK - 1.75%
 1,000,000  NEW YORK NY GO SERIES E                                                              5.25     08/01/09     1,068,840
   485,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE CAPITAL APPRECIATION SERIES A
            FSA INSURED                                                                          5.29(b)  07/01/05       422,425

                                                                                                                       1,491,265
                                                                                                                     -----------

OHIO - 1.94%
   230,000  AKRON OH COP SPORTS FACILITIES REVENUE MUNICIPAL BASEBALL STADIUM PROJECT            6.50     12/01/07       247,326
 1,000,000  FRANKLIN COUNTY OH IDA REVENUE AMERICAN CHEMICAL SOCIETY PROJECT                     5.13     10/01/08     1,064,070
   330,000  OHIO STATE BUILDING AUTHORITY REVENUE TOLEDO GOVERNMENT OFFICE BUILDING PROJECT
            PREREFUNDED 04/01/03 @ 100                                                          10.13     10/01/06       347,863

                                                                                                                       1,659,259
                                                                                                                     -----------

PENNSYLVANIA - 3.39%
   105,000  DELAWARE COUNTY PA UNIVERSITY REVENUE VILLANOVA UNIVERSITY ESCROWED TO MATURITY      9.63     08/01/02       105,772
   575,000  DOVER TWP PENN AUTHORITY SEWER REVENUE ESCROWED TO MATURITY                          6.25     05/01/12       633,075
 1,000,000  MONTGOMERY COUNTY PA IDA REVENUE PECO ENERGY COMPANY PROJECT SERIES B(a)             5.30     10/01/34     1,043,880
 1,000,000  WINDBER PA AREA AUTHORITY HOSPITAL REVENUE WINDBER HOSPITAL PROJECT FHA INSURED
            PREREFUNDED 08/01/05 @ 102                                                           6.50     02/01/30     1,110,680

                                                                                                                       2,893,407
                                                                                                                     -----------

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
SOUTH CAROLINA - 1.94%
$  535,000  MEDICAL UNIVERSITY OF SC COP LEASE REVENUE HARBORVIEW OFFICE TOWER PROJECT           7.38%    01/01/04   $   557,925
 1,045,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE REVENUE
            SERIES A2 FSA INSURED                                                                5.50     07/01/04     1,101,827

                                                                                                                       1,659,752
                                                                                                                     -----------

SOUTH DAKOTA - 2.41%
 1,000,000  RAPID CITY SD AREA SCHOOL DISTRICT #51-4 GO CAPITAL OUTLAY CERTIFICATE FSA
            INSURED                                                                              5.00     01/01/09     1,071,590
   940,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE ACA/CBI
            INSURED                                                                              5.20     04/01/08       986,004

                                                                                                                       2,057,594
                                                                                                                     -----------

TENNESSEE - 3.76%
 1,000,000  MEMPHIS-SHELBY COUNTY TN AIRPORT AUTHORITY REVENUE FEDERAL EXPRESS CORPORATION
            PROJECT                                                                              5.00     09/01/09     1,027,840
 2,000,000  TENNESSEE STATE FUEL SALES TAX REVENUE SERIES A FGIC INSURED                         5.25     02/01/09     2,183,460

                                                                                                                       3,211,300
                                                                                                                     -----------

TEXAS - 12.00%
 1,000,000  BRAZOS RIVER TX HARBOR DISTRICT PCR DOW CHEMICAL COMPANY PROJECT SERIES B1(a)        4.20     05/15/33     1,014,680
   195,000  DE SOTO TX HOUSING FINANCE CORPORATION MFHR WINDSOR FOUNDATION PROJECT SERIES A
            ESCROWED TO MATURITY                                                                 6.13     02/01/05       210,688
   335,000  DENISON TX HOUSING AUTHORITY MFHR MANNING PARK PLAZA PROJECT HOUSING & URBAN
            DEVELOPMENT/SECTION 8 INSURED                                                        5.00     10/01/09       346,223
   240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT LEASE REVENUE ESCROWED TO MATURITY         5.20     10/15/06       257,462
   625,000  HOUSTON TX AIRPORT SYSTEMS REVENUE ESCROWED TO MATURITY                              6.25     07/01/12       703,156
   130,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES A1                                8.00     06/01/14       135,244
    35,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES B1                                8.00     06/01/14        37,177
   515,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTHCARE FACILITIES REVENUE
            MEMORIAL HEALTH SYSTEM OF EAST TEXAS PROJECT                                         6.50     02/15/06       523,410
 1,115,000  LYFORD TX CONSOLIDATED INDEPENDENT SCHOOL DISTRICT LEASE REVENUE                     5.00     08/15/07     1,170,951
 3,100,000  MIDLAND COUNTY TX HOSPITAL DISTRICT REVENUE CAPITAL APPRECIATION AMBAC/TCRS
            INSURED                                                                              5.73(b)  06/01/07     2,471,723
 3,000,000  SAM RAYBURN TEXAS MUNICIPAL POWER AGENCY REVENUE MBIA INSURED ESCROWED TO
            MATURITY                                                                             6.00     09/01/10     3,376,680

                                                                                                                      10,247,394
                                                                                                                     -----------

WASHINGTON - 3.78%
   950,000  PORT OF ANACORTES WA PORT REVENUE SERIES A                                           5.13     09/01/09       953,610
   370,000  SEATTLE WA HOUSING AUTHORITY MFHR MARKET HOUSE ELDERLY HOUSING PROJECT SERIES A
            HOUSING & URBAN DEVELOPMENT/SECTION 8 INSURED                                        6.20     02/01/04       370,233
   800,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE HEALTH CARE REVENUE GOOD
            SAMARITAN HOSPITAL PROJECT RADIAN INSURED                                            5.00     10/01/08       844,856
 1,000,000  WASHINGTON STATE PUBLIC POWER SUPPLY SERIES A FSA INSURED                            5.13     07/01/11     1,056,899

                                                                                                                       3,225,598
                                                                                                                     -----------

WEST VIRGINIA - 1.36%
 1,015,000  WEST VIRGINIA STATE WATER DEVELOPMENT AUTHORITY WATER & SEWER SYSTEM REVENUE
            SYSTEMS LOAN PROGRAM ESCROWED TO MATURITY                                            7.10     11/01/09     1,162,144
                                                                                                                     -----------

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
WISCONSIN - 5.61%
$1,500,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI                                   5.00%    06/01/09   $ 1,504,289
 1,000,000  MILWAUKEE WI GO SERIES R                                                             5.50     09/01/10     1,108,809
 2,000,000  WISCONSIN STATE GO SERIES 2                                                          5.13     11/01/08     2,176,419

                                                                                                                       4,789,517
                                                                                                                     -----------

WYOMING - 0.29%
   200,000  KANAWHA COUNTY WV SFMR FGIC INSURED ESCROWED TO MATURITY                             7.38     09/01/11       247,747
                                                                                                                     -----------

TOTAL MUNICIPAL BONDS (COST $78,548,999)                                                                              81,081,321
                                                                                                                     -----------

MUNICIPAL DEMAND NOTES - 5.92%

IOWA - 1.82%
 1,550,000  IOWA FINANCE AUTHORITY HEALTH CARE REVENUE BURLINGTON MEDICAL CENTER PROJECT FSA
            INSURED(c)                                                                           1.90     06/01/27     1,550,000
                                                                                                                     -----------

MICHIGAN - 1.76%
 1,500,000  NORTHERN MICHIGAN UNIVERSITY REVENUE FGIC INSURED(c)                                 1.90     06/01/31     1,500,000
                                                                                                                     -----------

NEBRASKA - 2.34%
 2,000,000  NEBRASKA EDFA EDUCATIONAL FACILITIES REVENUE CREIGHTON UNIVERSITY PROJECT ALLIED
            IRISH BANK PLC LOC(c)                                                                1.85     08/01/31     2,000,000
                                                                                                                     -----------

TOTAL MUNICIPAL DEMAND NOTES (COST $5,050,000)                                                                         5,050,000
                                                                                                                     -----------

SHARES
SHORT-TERM INVESTMENTS - 0.53%
   449,762  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND(d)                     1.20                    449,762
                                                                                                                     -----------

Total Short-Term Investments (Cost $449,762)                                                                             449,762
                                                                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $84,048,761)*                            101.42%                                                               $86,581,083
OTHER ASSETS AND LIABILITIES, NET               (1.42)                                                                (1,210,324)
                                               ------                                                                -----------
TOTAL NET ASSETS                               100.00%                                                               $85,370,759
                                               ======                                                                ===========

(a)  VARIABLE RATE SECURITIES.
(b)  ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
(c) THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(d) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND
     DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $84,156,865 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                        $2,448,508
     GROSS UNREALIZED DEPRECIATION                           (24,290)
                                                          ----------
     NET UNREALIZED APPRECIATION                          $2,424,218

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE           VALUE
MUNICIPAL BONDS - 92.66%

ALABAMA - 0.73%
$   80,000  ALABAMA HFA SFMR SERIES B COLLATERALIZED BY GNMA/FNMA/FHLMC                         6.10%     10/01/20     $    82,565
 3,680,000  ALABAMA STATE PUBLIC SCHOOL & COLLEGE AUTHORITY CAPITAL IMPROVEMENT
            REVENUE FSA INSURED                                                                 4.25      11/01/18       3,420,781

                                                                                                                         3,503,346
                                                                                                                       -----------

ALASKA - 1.02%
    40,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE FIRST SERIES VETERANS      5.40      12/01/23          40,189
            MORTGAGE PROJECT COLLATERALIZED BY GNMA/FNMA/FHLMC
   500,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE SERIES A                   5.70      12/01/29         510,005
   370,000  ALASKA STATE HOUSING FINANCE CORPORATION HOUSING REVENUE SERIES A MBIA INSURED      6.10      12/01/37         384,911
   400,000  ALASKA STUDENT LOAN CORPORATION STUDENT LOAN REVENUE SERIES A AMBAC INSURED         5.75      07/01/14         414,040
 1,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT SERIES A        5.85      08/01/25       1,013,620
 2,500,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT SERIES B        5.50      10/01/28       2,500,000

                                                                                                                         4,862,765
                                                                                                                       -----------

ARIZONA - 6.47%
   350,000  ARIZONA HFFA REVENUE CATHOLIC HEALTHCARE WEST SERIES A                              6.63      07/01/20         367,161
 1,000,000  ARIZONA STATE POWER AUTHORITY POWER REVENUE HOOVER PROJECT                          5.25      10/01/14       1,087,720
   250,000  ARIZONA STATE TRANSPORTATION BOARD HIGHWAY REVENUE                                  5.25      07/01/15         266,045
   170,000  BULLHEAD CITY AZ SPECIAL ASSESSMENT BULLHEAD PARKWAY IMPROVEMENT DISTRICT           6.10      01/01/03         173,113
   500,000  CHANDLER AZ STREET & HIGHWAY USER REVENUE                                           6.00      07/01/11         566,520
   200,000  GILBERT AZ WATER RESIDENTIAL MUNICIPAL PROPERTY CORPORATION
            WATER & WASTEWATER REVENUE                                                          6.40      04/01/16         200,870
   250,000  GLENDALE AZ IDA MIDWESTERN UNIVERSITY SERIES A                                      5.75      05/15/21         251,855
   630,000  GLENDALE AZ IDA MIDWESTERN UNIVERSITY SERIES A CONNIE LEE INSURED                   6.00      05/15/26         665,998
   200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #68 EDUCATIONAL FACILITIES
            REVENUE ALHAMBRA FSA INSURED                                                        5.50      07/01/13         222,916
   500,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #68 EDUCATIONAL FACILITIES REVENUE
            ALHAMBRA SCHOOL IMPROVEMENTS PROJECT AMBAC INSURED PARTIALLY PREREFUNDED            5.10      07/01/11         533,595
 2,000,000  MARICOPA COUNTY AZ IDA HFFA REVENUE CATHOLIC HEALTHCARE WEST PROJECT SERIES A       5.00      07/01/16       1,814,040
   880,000  MARICOPA COUNTY AZ IDA MFHR GRAND VICTORIA HOUSING LLC PROJECT SERIES B            10.00      05/01/31         895,215
   525,000  MARICOPA COUNTY AZ IDA MFHR METRO GARDENS MESA RIDGE PROJECT SERIES A
            MBIA INSURED                                                                        5.65      07/01/19         555,986
   200,000  MARICOPA COUNTY AZ IDA MFHR SUN KING APARTMENTS SERIES A                            6.75      05/01/31         213,304
   570,000  MARICOPA COUNTY AZ IDA MFHR VILLAS DE MERCED APARTMENTS PROJECT
            COLLATERALIZED BY GNMA                                                              5.50      12/20/37         570,855
   750,000  MARICOPA COUNTY AZ IDA MFHR WISPERING PALMS APARTMENTS SERIES A MBIA INSURED        5.85      07/01/19         797,573
 1,400,000  MARICOPA COUNTY AZ IDA PRIVATE SCHOOLS REVENUE ARIZONA CHARTER SCHOOLS PROJECT
            SERIES A                                                                            6.63      07/01/20       1,409,646
 4,000,000  MARICOPA COUNTY AZ IDA PRIVATE SCHOOLS REVENUE ARIZONA CHARTER SCHOOLS PROJECT
            SERIES A                                                                            6.75      07/01/29       4,034,680
   585,000  MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION IDR ARIZONA PUBLIC
            SERVICE COMPANY SERIES A REMARKETED 12/01/97                                        5.75      11/01/22         574,295
   250,000  MESA AZ IDA HEALTH FACILITIES REVENUE EAST MARICOPA COLLEGE PROJECT SERIES A        6.00      07/01/21         252,810
   500,000  MESA AZ IDA REVENUE DISCOVERY HEALTH SYSTEM SERIES A MBIA INSURED                   5.63      01/01/29         518,285
   215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES REVENUE ACA
            INSURED                                                                             5.63      07/01/10         230,665
   700,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES REVENUE
            COP ACA INSURED                                                                     6.25      07/01/20         737,800

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE           VALUE
ARIZONA (continued)
$  750,000  NAVAJO COUNTY AZ PCFA IDR ARIZONA PUBLIC SERVICE COMPANY SERIES A                   5.88%     08/15/28     $   752,910
   250,000  PHOENIX AZ GO                                                                       5.38      07/01/25         254,968
 1,000,000  PHOENIX AZ GO SERIES A                                                              6.25      07/01/16       1,190,760
   250,000  PHOENIX AZ IDA CAMELBACK CROSSING PROJECT COLLATERALIZED BY GNMA                    6.35      09/20/35         272,905
   250,000  PHOENIX AZ IDA GOVERNMENT OFFICE LEASE REVENUE CAPITAL MALL LLC
            PROJECT AMBAC INSURED                                                               5.38      09/15/22         256,570
   900,000  PHOENIX AZ IDA HEALTH FACILITIES REVENUE JOHN C LINCOLN HEALTH SERIES B
            CONNIE LEE INSURED                                                                  5.65      12/01/12         977,517
   250,000  PHOENIX AZ IDA MFHR BAY CLUB APARTMENTS PROJECT COLLATERALIZED BY GNMA              5.80      11/20/21         273,030
 1,825,000  PHOENIX AZ IDA MFHR BAY CLUB APARTMENTS PROJECT COLLATERALIZED BY GNMA              5.90      11/20/31       1,974,449
   500,000  PHOENIX AZ IDA SFMR SERIES 1A COLLATERALIZED BY GNMA/FHLMC (g)                      5.25      09/01/32         543,070
   265,000  PHOENIX AZ IDA SFMR STATEWIDE SERIES C COLLATERALIZED BY GNMA/FNMA/FHLMC            5.30      04/01/20         266,818
   500,000  PIMA COUNTY AZ IDA MFHR SERIES A COLLATERALIZED BY GNMA                             5.90      10/20/21         553,135
 1,165,000  PIMA COUNTY AZ IDA MFHR SERIES A COLLATERALIZED BY GNMA                             6.00      10/20/31       1,276,712
 1,440,000  PIMA COUNTY AZ IDA MFHR WILLOWICK APARTMENTS PROJECT RADIAN INSURED                 5.50      03/01/28       1,458,317
   250,000  PIMA COUNTY AZ IDA PRIVATE SCHOOLS REVENUE ARIZONA CHARTER SCHOOLS PROJECT II
            SERIES A                                                                            6.75      07/01/31         246,555
   250,000  PIMA COUNTY AZ IDA PRIVATE SCHOOLS REVENUE ARIZONA CHARTER SCHOOLS PROJECT SERIES C 6.70      07/01/21         248,670
   515,000  PIMA COUNTY AZ IDA SFMR SERIES A                                                    6.50      02/01/17         527,705
 1,000,000  SALT RIVER PROJECT AZ AGRICULTURAL IMPROVEMENT & POWER DISTRIBUTION
            ELECTRICAL SYSTEM REVENUE SALT RIVER PROJECT SERIES A                               5.25      01/01/18       1,045,200
    50,000  SALT RIVER PROJECT AZ AGRICULTURAL IMPROVEMENT & POWER DISTRICT
            ELECTRICAL SYSTEM REVENUE                                                           5.75      01/01/19          50,154
   300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY EXCISE TAX REVENUE                             5.25      07/01/17         314,475
   500,000  TUCSON AZ STREET & HIGHWAY USER REVENUE SENIOR LIEN SERIES 1994-C FGIC INSURED      7.00      07/01/12         616,200
   275,000  UNIVERSITY AZ UNIVERSITY REVENUE SERIES A                                           6.00      06/01/10         314,438
   500,000  YUMA COUNTY AZ ELEMENTARY SCHOOL DISTRICT AMBAC INSURED                             5.00      07/01/14         532,560

                                                                                                                        30,888,065
                                                                                                                       -----------

CALIFORNIA - 4.08%
 2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA STUDENT LOAN REVENUE
            JUNIOR SUBORDINATES SERIES IV D2                                                    7.85      07/01/25       2,506,825
 3,785,000  CALIFORNIA STATEWIDE CDA EDUCATIONAL FACILITIES REVENUE ASPIRE PUBLIC SCHOOLS
            OAKLAND PROJECT SERIES A                                                            7.25      08/01/31       3,827,165
 1,010,000  LOS ANGELES CA COMMUNITY RDA HOUSING REVENUE MONTEREY HILLS REDEVELOPMENT
            PROJECT SERIES A COLLATERALIZED BY FNMA                                             8.20      12/01/13       1,097,900
   160,000  LOS ANGELES CA WASTEWATER SYSTEMS SEWER REVENUE SERIES A MBIA INSURED               5.88      06/01/24         169,262
 6,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATER REVENUE SERIES A6 (c)(b)      9.44      08/10/18       8,607,474
   985,000  PICO RIVERA CA WATER AUTHORITY WATER SYSTEM REVENUE SERIES A                        5.75      12/01/12         992,634
   265,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT AIRPORT REVENUE UNITED AIRLINES
            INCORPORATED PROJECT ESCROWED TO MATURITY                                           8.00      07/01/13         325,038
 1,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY MFHR RIVERTOWN APARTMENTS PROJECT SERIES A
            UNION BANK OF CA NA LOC                                                             6.00      08/01/41         988,040
 1,000,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA STUDENT LOAN REVENUE JUNIOR
            SUBORDINATES SERIES IV D1                                                           5.88      01/01/18         970,330

                                                                                                                        19,484,668
                                                                                                                       -----------

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE           VALUE
COLORADO - 4.11%
$1,750,000  ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE                             6.25%     12/01/20     $ 1,791,650
 1,705,000  BLACK HAWK CO BUSINESS IMPROVEMENT REVENUE DISTRICT #98-1 PROJECT                   7.00      12/01/11       1,714,701
   200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES LEASE REVENUE
            CHARTER SCHOOL CORE KNOWLEDGE PROJECT                                               7.00      11/01/29         211,958
   575,000  COLORADO HFA SFMR SERIES A2                                                         7.15      11/01/14         617,113
   620,000  COLORADO HFA SFMR SERIES B2                                                         7.50      12/01/16         645,742
   800,000  COLORADO HFA SFMR SERIES C                                                          7.90      12/01/24         835,200
   630,000  COLORADO HFA SFMR SERIES D1 REMARKETED 07/15/94                                     8.00      12/01/24         657,569
   335,000  COLORADO HFA SFMR SERIES D2 REMARKETED 11/15/94                                     8.13      06/01/25         347,351
 3,400,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.70      09/15/23       3,140,274
    50,000  COLORADO STATE AGRICULTURAL BOARD REVENUE UNIVERSITY OF SOUTHERN COLORADO SPORTS
            PROJECT                                                                             8.25      05/01/03          50,817
   500,000  DENVER CO CITY & COUNTY AIRPORT REVENUE SERIES E MBIA INSURED                       5.50      11/15/25         510,910
   500,000  DENVER CO CITY & COUNTY MFHR THE BOSTON LOFTS PROJECT SERIES A FHA INSURED          5.75      10/01/27         504,375
 5,200,000  DENVER CO URBAN RENEWAL AUTHORITY TAX REVENUE REMARKETED 06/15/94                   9.13      09/01/17       5,909,384
   920,000  NORTHERN METROPOLITAN DISTRICT CO ADAMS COUNTY                                      6.50      12/01/16         925,851
 2,000,000  NORTHWEST PARKWAY PUBLIC HIGHWAY AUTHORITY CO TRANSPORTATION REVENUE
            SERIES C AMBAC INSURED A                                                            5.70      06/15/21       1,278,100
   420,000  SUMMIT COUNTY CO SPORTS FACILITIES REVENUE KEYSTONE RESORTS MANAGEMENT PROJECT      7.38      09/01/10         502,937

                                                                                                                        19,643,932
                                                                                                                       -----------

CONNECTICUT - 0.14%
   115,000  CONNECTICUT STATE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE NEW BRITAIN
            GENERAL HOSPITAL PROJECT SERIES B AMBAC INSURED                                     6.00      07/01/24         119,299
    40,000  CONNECTICUT STATE HFA REVENUE HOUSING MORTGAGE FINANCE PROGRAM SERIES B4            7.30      11/15/03          40,556
   500,000  WATERBURY CT HOUSING AUTHORITY MFHR SECTION 8 PROJECT SERIES A
            COLLATERALIZED BY GNMA/FHA                                                          5.85      02/01/37         503,860

                                                                                                                           663,715
                                                                                                                       -----------

DISTRICT OF COLUMBIA - 1.40%
 3,995,000  DISTRICT COLUMBIA TAX INCREMENT REVENUE CAPITAL APPRECIATION MANDARIN
            ORIENTAL FSA INSURED                                                                5.38(e)   07/01/13       2,339,632
 3,950,000  DISTRICT COLUMBIA TAX INCREMENT REVENUE CAPITAL APPRECIATION MANDARIN
            ORIENTAL FSA INSURED                                                                5.56(e)   07/01/15       2,041,202
 2,540,000  WASHINGTON DC CONVENTION CENTER AUTHORITY TAX REVENUE SENIOR LIEN AMBAC INSURED     4.75      10/01/28       2,323,821

                                                                                                                         6,704,655
                                                                                                                       -----------

FLORIDA - 0.22%
   505,000  BOYNTON BEACH FL MFHR CLIPPER COVE APARTMENTS PROJECT                               6.45      01/01/27         530,316
   500,000  FLORIDA HFA MFHR GLEN OAKS APARTMENTS PROJECT COLLATERALIZED BY FNMA                5.90      02/01/30         514,300

                                                                                                                         1,044,616
                                                                                                                       -----------

GEORGIA - 0.35%
   500,000  FULTON COUNTY GA HOUSING AUTHORITY MFHR CONCORDE PLACE APARTMENT PROJECT SERIES C
            PREREFUNDED 07/01/08 @ 100                                                          6.90      01/01/28         586,370
   470,000  GEORGIA STATE HFA REVENUE SFMR SUB SERIES B2                                        5.85      12/01/28         480,373
   165,000  GEORGIA STATE HFA SFMR HOMEOWNERSHIP OPPORTUNITY PROGRAM PROJECT SERIES C
            FHA/VA INSURED                                                                      6.50      12/01/11         168,501

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE           VALUE
GEORGIA (continued)
$500,000    SMYRNA GA HOSPITAL AUTHORITY HEALTH FACILITIES REVENUE RIDGEVIEW
            INSTITUTION INCORPORATED PROJECT                                                    6.00%    11/01/28      $   439,635

                                                                                                                         1,674,879
                                                                                                                       -----------

GUAM - 0.01%
    60,000  GUAM HOUSING CORPORATION SFMR SERIES A COLLATERALIZED BY FHLMC                      5.75     09/01/31           61,194
                                                                                                                       -----------

HAWAII - 1.55%
 6,950,000  HAWAII STATE DEPARTMENT OF BUDGET & FINANCE HEALTH FACILITIES REVENUE THE QUEENS
            HEALTH SYSTEMS SERIES A                                                             5.75     07/01/26        6,914,138
   500,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SFMR SERIES A
            COLLATERALIZED BY FNMA                                                              5.75     07/01/30          506,605

                                                                                                                         7,420,743
                                                                                                                        ----------

IDAHO - 1.81%
   105,000  AMMON ID URBAN RENEWAL AGENCY TAX REVENUE SUBORDINATED LIEN SERIES B FIRST
            SECURITY BANK LOC PREREFUNDED 08/01/06 @ 100                                        6.00     08/01/14          116,861
   135,000  BLACKFOOT ID COP WASTEWATER TREATMENT PLANT FACILITIES PROJECT AMBAC INSURED        5.80     09/01/18          145,619
   115,000  BLACKFOOT ID COP WASTEWATER TREATMENT PLANT FACILITIES PROJECT AMBAC INSURED        5.85     09/01/19          123,931
   500,000  BOISE CITY ID URBAN LEASE RENEWAL REVENUE ADA COUNTY COURTS PROJECT AMBAC INSURED   5.90     08/15/29          531,740
   500,000  CANYON COUNTY ID SCHOOL DISTRICT #132 GO FSA INSURED PREREFUNDED 07/30/04 @ 101     5.45     07/30/15          539,735
   125,000  FREMONT & MADISON COUNTIES ID GO JOINT SCHOOL DISTRICT #215 ST ANTHONY FSA
            INSURED PREREFUNDED 08/01/04 @ 100                                                  5.60     08/01/14          134,259
   765,000  FREMONT & MADISON COUNTIES ID GO JOINT SCHOOL DISTRICT #215 ST ANTHONY FSA
            INSURED PREREFUNDED 08/01/04 @ 100                                                  5.60     08/01/15          821,664
   465,000  IDAHO HFFA REVENUE BANNOCK REGIONAL MEDICAL CENTER PROJECT                          6.13     05/01/25          468,808
   715,000  IDAHO HFFA REVENUE IDAHO ELKS REHABILITATION HOSPITAL PROJECT                       5.45     07/15/23          643,729
   150,000  IDAHO HFFA REVENUE IHC HOSPITALS INCORPORATED PROJECT ESCROWED TO MATURITY          6.65     02/15/21          180,993
   100,000  IDAHO HFFA REVENUE ST ALPHONSUS REGIONAL MEDICAL CENTER INCORPORATED PROJECT
            PREREFUNDED 12/01/02 @ 102                                                          6.10     12/01/07          103,923
   895,000  IDAHO HOUSING & FINANCE ASSOCIATION SFMR SERIES H2 FHA INSURED                      6.15     01/01/28          911,772
   700,000  IDAHO HOUSING AGENCY SFMR SENIOR SERIES C2                                          6.35     07/01/15          732,221
   500,000  IDAHO STATE WATER RESOURCE BOARD WATER REVENUE RESOURCE POOLED LOAN PROGRAM
            SERIES A                                                                            6.20     05/01/20          518,530
   420,000  MADISON COUNTY ID GO FSA INSURED                                                    5.40     08/01/15          432,634
   500,000  MCCALL ID WATER REVENUE PARITY LIEN PROJECT FSA INSURED                             5.85     03/01/16          529,345
   100,000  PAYETTE COUNTY ID SCHOOL DISTRICT #372 GO RADIAN INSURED PREREFUNDED 07/31/03
            @ 100                                                                               6.75     07/31/09          105,609
   125,000  POCATELLO ID IDA TAX REVENUE SERIES B PARTIALLY REFUNDED                            7.25     12/01/08          134,740
   500,000  SOUTHERN ID REGIONAL SOLID WASTE DISTRICT COP LEASE REVENUE DEXIA
            CREDIT LOCAL DE FRANCE LOC                                                          5.45     11/01/13          512,980
   400,000  TWIN FALLS COUNTY ID SCHOOL DISTRICT #413 GO AMBAC INSURED
            PREREFUNDED 07/30/03 @ 100                                                          5.25     07/30/13          416,032
   500,000  UNIVERSITY ID UNIVERSITY REVENUE STUDENT FEE KIBBIE & ENROLL PROJECT
            SERIES D FSA INSURED                                                                6.00     04/01/26          537,270

                                                                                                                         8,642,395
                                                                                                                        ----------

ILLINOIS - 9.11%
 1,000,000  BRYANT IL PCR CENTRAL ILLINOIS LIGHT COMPANY PROJECT                                5.90     08/01/23          974,070
 2,250,000  CHICAGO IL HOUSING AUTHORITY MFHR                                                   5.38     07/01/19        2,285,685


                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE           VALUE
ILLINOIS (continued)
$  500,000  CHICAGO IL MFHR BRYNE MAWR/BELLE PROJECT COLLATERALIZED BY GNMA                     6.13%    06/01/39      $   512,255
 2,495,000  CHICAGO IL MIDWAY AIRPORT REVENUE SERIES B FSA INSURED                              5.38     01/01/17        2,622,944
 1,950,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATION FACILITIES REVENUE MIDWESTERN
            UNIVERSITY PROJECT SERIES B                                                         6.00     05/15/31        1,952,438
 4,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY HOSPITAL REVENUE ADVENTIST HEALTH SYSTEMS
            SUNBELT OBLIGATIONS                                                                 5.65     11/15/24        4,366,305
   935,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION
            PROVIDERS SERIES A                                                                  7.88     07/01/20          607,544
 1,670,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE COMMUNITY REHABILITATION PROVIDERS
            SERIES A PREREFUNDED 07/01/05 @ 102                                                 7.88     07/01/20        1,935,680
22,800,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE REGENCY PARK SERIES A REMARKETED
            04/01/92 ESCROWED TO MATURITY                                                       6.46(e)  07/15/23        5,836,572
 6,395,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE CAPITAL APPRECIATION ESCROWED
            TO MATURITY                                                                         6.28(e)  07/01/14        3,308,325
 1,120,000  ILLINOIS HFFA REVENUE EDGEWATER MEDICAL CENTER SERIES A PREREFUNDED 07/01/04 @ 102  9.25     07/01/24        1,285,469
   270,000  ILLINOIS HFFA REVENUE HOLY CROSS HOSPITAL PROJECT                                   6.25     03/01/04          259,932
 4,500,000  ILLINOIS HFFA REVENUE OSF HEALTHCARE SYSTEM                                         6.25     11/15/29        4,651,155
   235,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR HOUSING & URBAN DEVELOPMENT/SECTION 8
            INSURED PARTIALLY PREREFUNDED                                                       7.00     07/01/17          238,384
   500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT #165 AMBAC INSURED  6.25     12/01/15          561,395
 5,000,000  METROPOLITAN PIER & EXPOSITION AUTHORITY IL DEDICATED STATE TAX REVENUE
            BONDS MCCORMICK PLACE EXPANSION PROJECT SERIES A MBIA INSURED                       5.86(e)  12/15/26        1,231,650
 7,350,000  REGIONAL TRANSPORTATION AUTHORITY IL SALES TAX REVENUE SERIES D FGIC INSURED        7.75     06/01/19        9,799,755
 1,000,000  ROCKFORD IL MFHR FAUST LANDMARK APARTMENTS PROJECT SERIES A MBIA/HOUSING
            AND URBAN DEVELOPMENT/SECTION 8 INSURED                                             6.75(e)  01/01/18        1,081,980

                                                                                                                        43,511,538
                                                                                                                       -----------

INDIANA - 0.25%
   720,000  HAMMOND IN MULTI SCHOOL BUILDING CORPORATION EDUCATIONAL FACILITIES
            REVENUE FIRST MORTGAGE PROJECT                                                      6.13     07/15/19          751,838
    25,000  INDIANA STATE TOLL FINANCE AUTHORITY TRANSPORTATION REVENUE                         6.00     07/01/13           25,031
   290,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENTS BOARD BANK SERIES B                       6.00     01/10/20          330,127
   105,000  PETERSBURG IN PCR INDIANAPOLIS POWER & LIGHT COMPANY PROJECT                        6.63     12/01/24          105,851

                                                                                                                         1,212,847
                                                                                                                        ----------

IOWA - 0.29%
   925,000  IOWA FINANCE AUTHORITY SFMR SERIES B COLLATERALIZED BY GNMA/FNMA                    6.95     07/01/24          944,277
   440,000  IOWA FINANCE AUTHORITY SFMR SERIES F COLLATERALIZED BY GNMA/FNMA                    5.70     01/01/27          450,190

                                                                                                                         1,394,467
                                                                                                                        ----------

KANSAS - 1.52%
 3,725,000  SEDGWICK & SHAWNEE COUNTIES KS SFMR SERIES A2 COLLATERALIZED BY GNMA                6.70     06/01/29        4,172,596
 3,000,000  WICHITA KS AIRPORT AUTHORITY REVENUE SPECIAL CESSNA CITATION SERVICE CENTER
            SERIES A                                                                            6.25     06/15/32        3,074,790

                                                                                                                         7,247,386
                                                                                                                        ----------

LOUISIANA - 0.27%
   110,000  LOUISIANA PUBLIC FACILITIES AUTHORITY STUDENT LOAN REVENUE LOUISIANA OPPORTUNITY
            LOAN SERIES A FSA INSURED                                                           6.85     01/01/09          112,395
 2,900,000  ST BERNARD PARISH LA SFMR SERIES 1992 C                                             7.65(e)  07/10/14        1,184,041

                                                                                                                         1,296,436
                                                                                                                       -----------

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE           VALUE
MASSACHUSETTS - 1.54%
$2,500,000  MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES REVENUE
            SERIES A                                                                            7.50%    05/01/14     $ 3,195,675
 2,500,000  MASSACHUSETTS STATE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE CARITAS CHRISTI
            OBLIGATIONS GROUP SERIES A                                                          5.70     07/01/15       2,480,750
   200,000  MASSACHUSETTS STATE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE
            MELROSE-WAKEFIELD HOSPITAL PROJECT SERIES B ESCROWED TO MATURITY                    5.88     07/01/18         224,274
 1,000,000  MASSACHUSETTS STATE HFA RESIDENTIAL DEVELOPMENT SERIES C COLLATERALIZED BY FNMA     6.90     11/15/21       1,022,380
   400,000  MASSACHUSETTS STATE WATER POLLUTION AUTHORITY WATER REVENUE MWRA PROGRAM SUB
            SERIES A                                                                            6.00     08/01/23         431,152

                                                                                                                        7,354,231
                                                                                                                       ----------

MICHIGAN - 2.23%
 2,990,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE HENRY FORD HEALTH SYSTEM
            SERIES A                                                                            6.00     11/15/19       3,121,680
 3,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY REVENUE SPARROW OBLIGATION GROUP PROJECT  5.63     11/15/31       2,909,700
 1,160,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION INDUSTRIAL REVENUE UNITED WASTE
            SYSTEM PROJECT                                                                      5.20     04/01/10       1,131,023
 2,760,000  WAYLAND MI USD GO FGIC INSURED                                                      8.00     05/01/10       3,509,423

                                                                                                                       10,671,826
                                                                                                                      -----------

MINNESOTA - 0.96%
   500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY GOVERNMENTAL HOUSING GROSS
            REVENUE STATE AGENCY HOUSING REVENUE COURTYARD RESIDENCE PROJECT SERIES A           7.25     01/01/32         508,075
   500,000  MINNEAPOLIS & ST PAUL MN HFA & RDA HEALTH REVENUE GROUP HEALTH PLAN
            INCORPORATED PROJECT                                                                6.90     10/15/22         507,245
 3,500,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION GROSS REVENUE
            GIANTS RIDGE RECREATIONAL AREA                                                      7.50     11/01/25       3,570,035

                                                                                                                        4,585,355
                                                                                                                       ----------

NEBRASKA - 0.03%
   150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMUNITY TAX SUPPORTED LEASE RENTAL    6.00     10/15/26         163,697
                                                                                                                       ----------

NEVADA - 0.41%
 2,000,000  CLARK COUNTY NV IDR NEVADA POWER COMPANY PROJECT SERIES A                           5.90     11/01/32       1,556,420
   275,000  NEVADA HOUSING DIVISION MFHR SARATOGA PALMS PROJECT COLLATERALIZED BY FNMA          6.25     10/01/16         283,803
   135,000  NEVADA HOUSING DIVISION SFMR SERIES C1 FHA/VA/PRIVATE MORTGAGE INSURED              6.50     10/01/16         138,501

                                                                                                                        1,978,724
                                                                                                                       ----------

NEW JERSEY - 0.27%
 1,250,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY MFHR PRESIDENTIAL PLAZA PROJECT
            SERIES 1 FHA INSURED                                                                7.00     05/01/30       1,277,213
                                                                                                                       ----------

NEW MEXICO - 1.93%
 3,040,000  BERNALILLO COUNTY NM GROSS RECEIPTS TAX REVENUE                                     5.20     04/01/21       3,162,208
 1,475,000  BERNALILLO COUNTY NM GROSS RECEIPTS TAX REVENUE                                     5.25     04/01/27       1,500,783
   375,000  CARLSBAD NM HOUSING CORPORATION MFHR COLONIAL HILLCREST PROJECT                     7.38     08/15/27         364,328
   450,000  HOBBS NM SFMR                                                                       8.75     07/01/11         463,766
 3,365,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION STUDENT LOAN REVENUE SUB SERIES B1     5.90     09/01/31       3,335,051
   430,000  SOUTHEASTERN NM MFHR AFFORDABLE HOUSING CORPORATION CASA HERMOSA
            APARTMENTS PROJECT                                                                  7.25     12/01/27         387,860

                                                                                                                        9,213,996
                                                                                                                      -----------

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE           VALUE
NEW YORK - 0.33%
$1,000,000  NEW YORK STATE DORMITORY AUTHORITY EDUCATIONAL FACILITIES REVENUE NURSING HOME
            MENORAH CAMPUS PROJECT FHA INSURED                                                  6.10%    02/01/37     $  1,064,850
   500,000  UNITED NATIONS DEVELOPMENT CORPORATION NY REVENUE SERIES B                          5.60     07/01/26          500,075

                                                                                                                         1,564,925
                                                                                                                      ------------

NORTH CAROLINA - 2.02%
 5,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY REVENUE SERIES B                      6.00     01/01/14        5,102,300
 4,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY REVENUE SERIES B                      5.70     01/01/17        4,048,320
   500,000  NORTH CAROLINA MUNICIPAL POWER AGENCY CATAWBA ELECTRIC REVENUE SERIES B UNREFUNDED
            BALANCE MBIA INSURED                                                                6.00     01/01/20          500,065

                                                                                                                         9,650,685
                                                                                                                      ------------

NORTH DAKOTA - 0.11%
   230,000  NORTH DAKOTA STATE HFA SFMR SERIES C REMARKETED 04/03/97                            5.95     07/01/17          238,710
   300,000  NORTH DAKOTA STATE HFA SFMR SERIES C REMARKETED 04/03/97                            6.10     07/01/28          307,722

                                                                                                                           546,432
                                                                                                                      ------------

OHIO - 1.44%
   500,000  BUTLER COUNTY OH HOSPITAL FACILITIES REVENUE MIDDLETOWN HOSPITAL PROJECT            5.00     11/15/28          443,800
 1,000,000  ERIE COUNTY OH FRANCISCAN SERVICES CORPORATION HEALTH FACILITIES REVENUE PROVIDENCE
            HOSPITAL INCORPORATED PROJECT PREREFUNDED 01/01/04 @ 102                            6.00     01/01/13        1,077,920
 2,000,000  FRANKLIN COUNTY OH HEALTH CARE REVENUE FRIENDSHIP VILLAGE DUBLIN OHIO PROJECT       5.50     11/01/16        2,003,760
   250,000  JOHNSTOWN OH  WATERWORKS SYSTEMS REVENUE                                            6.00     12/01/17          263,303
   600,000  MASON OH TAX INCREMENTAL FINANCING REVENUE JW HARRIS DEVELOPMENT LIMITED
            PROJECT FIRSTAR BANK NA LOC                                                         5.30     12/01/18          591,822
    68,000  MONTGOMERY OH GO MONTGOMERY WOODS PROJECT                                           6.00     12/01/17           72,287
   500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT GO SERIES A                                      5.70     12/01/25          520,680
 1,940,000  PIKE COUNTY OH HOSPITAL FACILITIES REVENUE PIKE HEALTH SERVICES INCORPORATED
            PROJECT                                                                             7.00     07/01/22        1,892,973

                                                                                                                         6,866,545
                                                                                                                      ------------

OKLAHOMA - 0.50%
 1,655,000  OKLAHOMA STATE INDUSTRIAL AUTHORITY HEALTH FACILITIES REVENUE INTEGRIS BAPTIST
            PROJECT AMBAC INSURED                                                               6.00     08/15/10        1,866,807
   200,000  PRYOR CREEK OK ECONOMIC DEVELOPMENT AUTHORITY MORTGAGE REVENUE SERIES A
            COLLATERALIZED BY FNMA/FHA                                                          7.13     07/01/21          200,254
   330,000  TULSA COUNTY OK HOME FINANCE AUTHORITY MORTGAGE REVENUE SERIES C COLLATERALIZED
            BY GNMA                                                                             7.10     06/01/22          335,207

                                                                                                                         2,402,268
                                                                                                                      ------------

OREGON - 9.81%
   250,000  CHEMEKETA OR COMMUNITY COLLEGE DISTRICT EDUCATIONAL FACILITIES REVENUE MBIA INSURED 6.50     07/01/07          275,065
 1,000,000  CHEMEKETA OR COMMUNITY COLLEGE DISTRICT GO SERIES B FSA INSURED                     5.60     06/01/14        1,057,670
   495,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE JENNINGS LODGE PROJECT
            COLLATERALIZED BY GNMA/FHA                                                          7.50     10/20/31          497,267
 1,800,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE LEGACY HEALTH SYSTEMS     5.25     02/15/17        1,836,522
 2,500,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE LEGACY HEALTH SYSTEMS     5.25     05/01/21        2,513,175
 1,000,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE ODD FELLOWS HOME
            SERIES A                                                                            5.88     09/15/21          951,100
   300,000  CLACKAMAS COUNTY OR HOSPITAL FACILITIES AUTHORITY REVENUE SISTERS PROVIDENCE
            SERIES A                                                                            6.38     10/01/05          306,789

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
OREGON (continued)
$1,650,000  DESCHUTES OR HOSPITAL FACILITIES AUTHORITY HEALTH CARE REVENUE CASCADE HEALTH
            SERVICES INCORPORATED PROJECT                                                       5.50%    01/01/22     $  1,658,481
 1,500,000  KLAMATH FALLS OR ELECTRIC REVENUE LIEN-KLAMATH COGEN PROJECT                        5.88     01/01/16        1,482,795
11,000,000  KLAMATH FALLS OR ELECTRIC REVENUE LIEN-KLAMATH COGEN PROJECT                        6.00     01/01/25       10,580,240
   500,000  LANE COUNTY OR SCHOOL DISTRICT #52 GO                                               5.63     06/15/20          529,740
   500,000  MULTNOMAH COUNTY OR EDUCATIONAL FACILITIES REVENUE UNIVERSITY OF PORTLAND PROJECT   6.00     04/01/25          511,135
 1,000,000  OREGON STATE DEPARTMENT ADMINISTRATIVE SERVICES COP LEASE REVENUE SERIES A AMBAC
            INSURED PREREFUNDED 05/01/10 @ 101                                                  6.25     05/01/17        1,174,410
   175,000  OREGON STATE GO                                                                     9.00     10/01/05          209,580
 1,000,000  OREGON STATE GO STATE BOARD HIGHER EDUCATION SERIES D                               5.75     08/01/29        1,058,060
 3,650,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY LEASE
            REVENUE                                                                             5.25     10/01/16        3,014,499
 1,250,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
            LINFIELD COLLEGE PROJECT SERIES A                                                   6.50     10/01/15        1,343,375
 1,500,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
            SENIOR LIEN ASPEN FOUNDATION II PROJECT SERIES A                                    6.13     04/15/29        1,272,120
 2,000,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
            SERIES A                                                                            5.75     10/01/25        1,952,220
 1,765,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
            SERIES A COLLATERALIZED BY GNMA (g)                                                 5.00     06/20/42        1,920,320
 1,985,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT MORTGAGE
            REVENUE SFMR SERIES M                                                               6.20     07/01/28        2,064,896
   669,000  PORTLAND OR GO SERIES A                                                             4.88     06/01/18          675,657
 1,000,000  PORTLAND OR HFA MFHR LA TOURELLE APARTMENTS SERIES A                                6.25     01/01/30          961,970
 1,000,000  PORTLAND OR URBAN RENEWAL & RDA TAX REVENUE OREGON CONVENTION
            CENTER PROJECT SERIES A AMBAC INSURED                                               5.75     06/15/16        1,096,920
 2,575,000  WASHINGTON & CLACKAMAS COUNTIES OR GO                                               6.19(e)  06/15/24          763,874
 2,500,000  WASHINGTON & CLACKAMAS COUNTIES OR GO MBIA INSURED                                  5.38     06/15/20        2,596,675
 3,000,000  WASHINGTON COUNTY OR HFA HOUSING REVENUE AFFORDABLE HOUSING POOL SERIES A           6.13     07/01/29        2,951,370
 1,000,000  WASHINGTON COUNTY OR HFA MFHR TUALATIN MEADOWS PROJECT COLLATERALIZED BY FNMA       6.00     05/01/32        1,019,500
   550,000  WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITIES AUTHORITY REVENUE SISTERS
            ST JOSEPH PEACE PROJECT MBIA INSURED                                                5.63     08/01/07          587,020

                                                                                                                        46,862,445
                                                                                                                      ------------

PENNSYLVANIA - 8.64%
 2,000,000  CARBON COUNTY PA IDA RESOURCE RECOVERY REVENUE PANTHER CREEK PARTNERS PROJECT       6.70     05/01/12        2,148,860
 1,965,000  CARBON COUNTY PA IDA RESOURCE RECOVERY REVENUE PANTHER CREEK PARTNERS REVENUE
            PROJECT                                                                             6.65     05/01/10        2,116,777
 1,000,000  CHESTER COUNTY PA HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            JEFFERSON HEALTH SYSTEM SERIES B                                                    5.38     05/15/27          968,620
   500,000  DAUPHIN COUNTY PA GENERAL AUTHORITY OFFICE & PARKING REVENUE FORUM PLACE
            PROJECT SERIES A (a)                                                                6.00     01/15/25          309,995
   500,000  DELAWARE COUNTY PA AUTHORITY HOSPITAL REVENUE CROZER-CHESTER PROJECT                6.00     12/15/20          484,280
 2,750,000  MONTGOMERY COUNTY PA HIGHER EDUCATION & HEALTH AUTHORITY HEALTH CARE REVENUE
            MONTGOMERY HOSPITAL MEDICAL CENTER PROJECT SERIES B                                 6.60     07/01/10        2,837,780
 5,100,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY LEASE REVENUE
            AMTRAK PROJECT SERIES A                                                             6.38     11/01/41        5,042,165
 1,250,000  PENNSYLVANIA HFA SFMR SERIES 59A                                                    5.80     10/01/29        1,264,175
 6,000,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN REVENUE
            AMBAC INSURED (c)                                                                  10.65     03/01/22        6,262,500


                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
PENNSYLVANIA (continued)
$5,720,000  PHILADELPHIA PA SCHOOL DISTRICT GO SUB SERIES A MBIA INSURED                        4.50%    04/01/23     $  5,208,060
 6,500,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY HEALTH CARE REVENUE GUTHRIE
            HEALTH PROJECT SERIES A (c)                                                         5.88     12/01/31        6,545,500
 7,000,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY HEALTH CARE REVENUE
            GUTHRIE HEALTH PROJECT SERIES B (g)                                                 1.00     12/01/31        7,132,860
   500,000  SCRANTON-LACKAWANNA PA HEALTH & WELFARE AUTHORITY HEALTH CARE REVENUE
            MOSES TAYLOR HOSPITAL PROJECT                                                       6.25     07/01/20          421,020
   500,000  WARREN COUNTY PA HOSPITAL AUTHORITY REVENUE WARREN GENERAL HOSPITAL PROJECT
            SERIES A                                                                            6.90     04/01/11          513,395

                                                                                                                        41,255,987
                                                                                                                      ------------

PUERTO RICO - 0.28%
   300,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT FUNDED                          6.00     07/01/26          312,366
   470,000  CHILDRENS TRUST FUND TOBACCO SETTLEMENT REVENUE                                     5.75     07/01/20          479,659
    20,000  COMMONWEALTH OF PUERTO RICO AQUEDUCT & SEWER AUTHORITY REVENUE
            ESCROWED TO MATURITY                                                               10.25     07/01/09           25,342
   255,000  PUERTO RICO HOUSING FINANCE CORPORATION MFHR PORTFOLIO SERIES A1 FHA
            INSURED GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO LOC                              7.50     04/01/22          263,186
   250,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A MBIA INSURED                        5.00     08/01/21          253,088

                                                                                                                         1,333,641
                                                                                                                      ------------

RHODE ISLAND - 0.22%
 1,000,000  RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION
            SFMR HOMEOWNERSHIP PROJECT SERIES 23                                                5.95     04/01/29        1,027,980
                                                                                                                     -------------

SOUTH CAROLINA - 1.62%
 8,800,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE
            CAPITAL APPRECIATION SERIES B                                                       5.73(e)  01/01/17        2,355,144
 9,100,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE
            CAPITAL APPRECIATION SERIES B                                                       5.75(e)  01/01/18        2,223,948
 9,400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE
            CAPITAL APPRECIATION SERIES B                                                       5.75(e)  01/01/19        2,097,704
   500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC TOLL ROAD REVENUE
            CAPITAL APPRECIATION SERIES B                                                       5.90(e)  01/01/31           38,020
 1,000,000  UNIVERSITY OF SC UNIVERSITY REVENUE MBIA INSURED                                    5.75     06/01/26        1,033,660

                                                                                                                         7,748,476
                                                                                                                     -------------

SOUTH DAKOTA - 0.92%
 3,500,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            HURON REGIONAL MEDICAL CENTER                                                       7.30     04/01/16        3,881,640
   500,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            HURON REGIONAL MEDICAL CENTER                                                       7.25     04/01/20          517,380

                                                                                                                         4,399,020
                                                                                                                     -------------

TENNESSEE - 1.31%
 3,150,000  KNOX COUNTY TN HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            BAPTIST HEALTH SYSTEM EAST TN PROJECT                                               6.50     04/15/31        3,161,718
 3,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD HEALTHCARE REVENUE
            METHODIST HEALTHCARE PROJECT                                                        6.50     09/01/21        3,100,440

                                                                                                                         6,262,158
                                                                                                                     -------------

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
TEXAS - 12.47%
$6,000,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER SECOND
            TIER PROJECT SERIES B                                                               5.75%    01/01/32     $  6,096,720
 3,500,000  AUSTIN TX IDR CONVENTION ENTERPRISES INCORPORATED PROJECT FIRST TIER SERIES A       6.70     01/01/32        3,536,540
   190,000  BAYTOWN TX HOUSING FINANCE CORPORATION SFMR SERIES 1992 A                           8.50     09/01/11          197,421
   500,000  BEAUMONT TX HOUSING CORPORATION MFHR PARK SHADOWS PROJECT SERIES A
            COLLATERALIZED BY FNMA/FHA                                                          6.45     06/15/22          500,420
   325,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT GO PSFG                                      6.75     08/15/20          397,553
   755,000  CORPUS CHRISTI TX HFA REVENUE SERIES A MBIA/FHA/PRIVATE MORTGAGES INSURED           7.70     07/01/11          772,863
 2,395,000  DE SOTO TX HOUSING FINANCE CORPORATION MFHR WINDSOR FOUNDATION PROJECT SERIES A
            ESCROWED TO MATURITY                                                                7.00     02/01/25        2,698,949
   700,000  DENISON TX HOSPITAL AUTHORITY REVENUE TEXOMA MEDICAL CENTER INCORPORATED PROJECT    6.13     08/15/17          651,091
 3,825,000  DUNCANVILLE TX INDEPENDENT SCHOOL DISTRICT GO PSFG A                                0.00     02/15/28        3,717,326
 4,000,000  EL PASO TX HOUSING FINANCE CORPORATION SFMR SERIES A COLLATERALIZED BY GNMA         6.18     04/01/33        4,305,240
   145,000  GALVESTON COUNTY TX PROPERTY FINANCE AUTHORITY INCORPORATED SFMR SERIES A           8.50     09/01/11          149,778
 1,300,000  GRAPE CREEK-PULLIAM TX INDEPENDENT SCHOOL DISTRICT LEASE REVENUE
            PREREFUNDED 05/15/06 @ 102                                                          7.25     05/15/21        1,528,800
   500,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MARINE TERMINAL REVENUE
            GATX TERMINALS CORPORATION PROJECT                                                  6.95     02/01/22          510,750
 1,550,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES A1                               8.00     06/01/14        1,612,527
   950,000  HOUSTON TX HOUSING FINANCE CORPORATION SFMR SERIES B1                               8.00     06/01/14        1,009,100
 1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT GO PSFG                                     4.25     02/15/19          901,250
 1,170,000  LUBBOCK TX HOUSING FINANCE CORPORATION REVENUE LAS COLONAS QUAIL CREEK APARTMENTS
            PROJECT SERIES A                                                                    6.00     07/01/22        1,178,740
 1,530,000  LUBBOCK TX HOUSING FINANCE CORPORATION REVENUE LAS COLONAS QUAIL CREEK
            APARTMENTS PROJECT SERIES A                                                         6.00     07/01/25        1,535,692
 3,005,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTHCARE REVENUE
            MEMORIAL HEALTH SYSTEM OF EAST TEXAS PROJECT                                        6.88     02/15/26        2,671,385
   675,000  PORT ARTHUR TX HOUSING FINANCE CORPORATION SFMR                                     8.70     03/01/12          702,243
 4,180,000  SAN ANTONIO TX HEFA REVENUE UNIVERSITY OF TEXAS AT SAN ANTONIO PHASE 1 PROJECT      7.13     11/01/15        4,450,488
 2,200,000  SOCORRO TX INDEPENDENT SCHOOL DISTRICT GO PSFG                                      5.38     08/15/19        2,279,332
   200,000  SOCORRO TX INDEPENDENT SCHOOL DISTRICT GO PSFG                                      5.75     02/15/21          205,980
   160,000  TEXARKANA TX HFFA HEALTH CARE REVENUE WADLEY REGIONAL MEDICAL CENTER PROJECT
            SERIES B MBIA INSURED                                                               6.00     10/01/17          180,960
 2,200,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS SFMR SERIES A               8.10     09/01/15        2,201,188
 3,250,000  TEXAS STATE HOUSING REVENUE VETERANS HOUSING ASSISTANCE PROGRAM SERIES A            5.65     12/01/17        3,352,700
 2,470,000  TEXAS STATE STUDENT HOUSING AUTHORITY SERIES B                                      6.75     01/01/33        2,432,333
 5,110,000  TEXAS STATE STUDENT HOUSING CORPORATION EDUCATION FACILITIES REVENUE DENTON
            PROJECT UNIVERSITY OF NORTH TEXAS PROJECT                                           6.75     07/01/21        5,008,310
 4,780,000  TRAVIS COUNTY TX HFA MFHR LAKEVIEW APARTMENTS PROJECT SERIES A                      6.25     07/01/27        4,756,004

                                                                                                                        59,541,683
                                                                                                                      ------------

UTAH - 2.25%
   500,000  PROVO CITY UT HOUSING AUTHORITY MFHR LOOKOUT POINTE APARTMENTS PROJECT
            COLLATERALIZED BY GNMA                                                              5.80     07/20/22          514,250
 1,860,000  SALT LAKE COUNTY UT EDUCATIONAL FACILITIES REVENUE WESTMINISTER COLLEGE PROJECT     5.75     10/01/27        1,854,904
 3,270,000  SALT LAKE COUNTY UT HOUSING AUTHORITY MFHR BRIDGESIDE PROJECT FHA INSURED           6.38     11/01/33        3,367,381
 1,100,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES H AMBAC INSURED                6.70     11/01/15        1,127,797

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
UTAH (continued)
$2,500,000 UTAH STATE BUILDING OWNERSHIP AUTHORITY LEASE REVENUE STATE
            FACILITIES MASTER LEASE PROGRAM SERIES B                                            5.25%    05/15/24     $  2,509,025
   250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY LEASE REVENUE STATE FACILITIES MASTER
            LEASE PROGRAM SERIES C FSA INSURED                                                  5.50     05/15/19          269,170
    30,000  UTAH STATE HFA SFMR FHA/VA/PRIVATE MORTGAGES INSURED                                6.80     01/01/12           30,014
     5,000  UTAH STATE HFA SFMR SENIOR ISSUE D2 FHA/VA INSURED                                  6.45     01/01/11            5,141
 1,000,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY LEASE REVENUE MBIA INSURED             5.75     12/15/19        1,053,939

                                                                                                                        10,731,621
                                                                                                                      ------------

VERMONT - 0.27%
   365,000  VERMONT HFA SFMR SERIES 9 MBIA INSURED                                              6.00     05/01/37          372,220
   900,000  VERMONT STATE STUDENT ASSISTANCE REVENUE FINANCING PROGRAM SERIES B FSA INSURED     6.70     12/15/12          936,351

                                                                                                                         1,308,571
                                                                                                                      ------------

VIRGINIA - 1.57%
 3,000,000  FAIRFAX COUNTY VA RDA & HFA MFHR BURKE SHIRE COMMONS PROJECT                        7.60     10/01/36        3,198,600
   250,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD REVENUE SERIES A                        5.00     08/15/05          235,504
 1,000,000  POCAHONTAS PARKWAY ASSOCIATION VA TRANSPORTATION REVENUE SERIES A                   5.25     08/15/08          886,420
 1,000,000  POCAHONTAS PARKWAY ASSOCIATION VA TRANSPORTATION REVENUE SERIES A                   5.50     08/15/28          712,590
 5,775,000  POCAHONTAS PARKWAY ASSOCIATION VA TRANSPORTATION REVENUE SERIES B                   5.50     08/15/12        2,480,073

                                                                                                                         7,513,187
                                                                                                                      ------------

WASHINGTON - 4.57%
   500,000  CLARK COUNTY WA SCHOOL DISTRICT #98 GO MBIA INSURED                                 6.15     12/01/15          563,914
 3,000,000  ENERGY NORTHWEST WA ELECTRIC REVENUE SERIES A                                       6.00     07/01/23        2,968,200
   110,000  KING COUNTY WA SEWER REVENUE MBIA INSURED                                           6.13     01/01/33          117,272
 1,748,000  KITSAP COUNTY WA HOUSING AUTHORITY HEALTHCARE FACILITIES REVENUE
            LOW INCOME HOUSING PROJECT COLLATERALIZED BY GNMA                                   7.10     08/20/16        2,022,856
 6,205,000  PORT LONGVIEW WA PORT REVENUE SERIES A                                              5.00     12/01/14        6,210,460
 1,000,000  SEATTLE WA HOUSING AUTHORITY MFHR LOW INCOME PROJECT COLLATERALIZED BY GNMA         7.40     11/20/36        1,120,230
   500,000  SEATTLE WA WATER SYSTEM REVENUE SERIES B FGIC INSURED                               6.00     07/01/29          534,930
   220,000  SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT POWER REVENUE GENERATION SYSTEM
            PROJECT FGIC INSURED PREREFUNDED 01/01/03 @ 102                                     6.00     01/01/18          229,361
   110,000  STEVENS COUNTY WA INDUSTRIAL REVENUE WASHINGTON WATER & POWER COMPANY KETTLE
            PROJECT                                                                             6.00     12/01/23          107,723
 3,980,000  UNIVERSITY OF WASHINGTON EDUCATIONAL FACILITIES REVENUE 4225 ROOSEVELT PROJECT
            SERIES A MBIA/IBC INSURED                                                           5.38     06/01/29        4,001,532
 1,000,000  VANCOUVER WA HOUSING AUTHORITY REVENUE POOLED HOUSING SENIOR SERIES A               5.50     03/01/28          970,490
 1,100,000  VANCOUVER WA HOUSING AUTHORITY REVENUE SPRINGBROOK SQUARE SERIES A                  5.65     03/01/31        1,037,487
 1,400,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY REVENUE KADLEC MEDICAL CENTER
            PROJECT RADIAN INSURED                                                              6.00     12/01/30        1,454,264
   460,000  WASHINGTON STATE HOUSING FINANCE COMMISSION SFMR GNMA & FNMA
            SECURITIES PROGRAM SERIES E COLLATERALIZED BY GNMA/FNMA                             7.10     07/01/22          464,815

                                                                                                                        21,803,534
                                                                                                                      ------------

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
WEST VIRGINIA - 0.03%
$ 140,000 WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY REVENUE
          FAIRMONT GENERAL HOSPITAL PROJECT SERIES A                                            6.75%    03/01/14     $    140,118
                                                                                                                      ------------

WISCONSIN - 3.09%
   550,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOUSING REVENUE SERIES A         6.00     09/01/15          556,792
   145,000  WISCONSIN STATE GO SERIES D                                                         5.80     05/01/20          148,178
 1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            AGNESIAN HEALTHCARE INCORPORATED PROJECT                                            6.00     07/01/30        1,008,990
 7,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            AURORA HEALTH CARE PROJECT SERIES B                                                 5.63     02/15/29        6,426,910
 1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            FRANCISCAN SKEMP MEDICAL CENTER INCORPORATED PROJECT                                6.13     11/15/15        1,053,370
 5,500,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
            WHEATON FRANCISCAN SERVICES PROJECT                                                 5.75     08/15/25        5,538,720

                                                                                                                        14,732,960
                                                                                                                      ------------

WYOMING - 0.51%
   500,000  JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION GAS SUPPLY
            REVENUE LOWER VALLEY POWER & LIGHT PROJECT SERIES B                                 5.88     05/01/26          513,335
   600,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE ACA/CBI INSURED                           5.80     12/01/17          615,600
   250,000  WYOMING CDA SFMR SERIES 4 REMARKETED 08/21/97                                       5.85     06/01/28          252,990
 1,000,000  WYOMING CDA SFMR SERIES A FHA/VA INSURED                                            6.00     06/01/23        1,020,590

                                                                                                                         2,402,515
                                                                                                                     -------------

TOTAL MUNICIPAL BONDS (COST $429,576,253)                                                                              442,597,440
                                                                                                                     -------------

SHARES
CLOSED END MUTUAL FUND - 3.66%
    60,485  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                            849,814
   380,000  DREYFUS MUNICIPAL INCOME FUND                                                                                3,503,600
    91,802  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                          807,858
   103,352  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                        1,368,380
    30,612  MUNICIPAL PARTNERS FUND INCORPORATED                                                                           404,078
   115,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                     1,734,286
   204,862  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                    3,181,507
   116,037  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                         1,682,537
    91,984  SELIGMAN SELECT MUNICIPAL FUND                                                                                 982,389
    57,005  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                    900,679
    45,072  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                                 634,163
    91,637  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                             1,438,700

TOTAL CLOSED END MUTUAL FUND (COST $14,563,804)                                                                         17,487,991
                                                                                                                     -------------

                                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE       DATE          VALUE
MUNICIPAL DEMAND NOTES - 0.86%

KANSAS - 0.08%
$  400,000  KANSAS STATE DEPARTMENT OF TRANSPORTATION HIGHWAY REVENUE SERIES B-2 (d)            2.00%    09/01/20    $     400,000
                                                                                                                     -------------

OREGON - 0.27%
   500,000  HILLSBORO OR EDUCATION FACILITIES REVENUE OREGON GRADUATE INSTITUTE
            PROJECT COMERCIA BANK CA LOC (d)                                                    1.35     06/01/09          500,000
 1,000,000  PORT ST HELENS OR PCR PORTLAND GENERAL ELECTRIC COMPANY PROJECT SERIES A (f)        5.25     08/01/14          808,930

                                                                                                                         1,308,930
                                                                                                                     -------------
TEXAS - 0.23%
 1,100,000  GULF COAST WASTE DISPOSAL AUTHORITY TX INDUSTRIAL REVENUE EXXON PROJECT (d)         1.90     10/01/24        1,100,000
                                                                                                                     -------------

WASHINGTON - 0.11%
   500,000  WASHINGTON STATE HEALTH CARE FACILITIES HEALTHCARE REVENUE MASON MEDICAL CENTER
            PROJECT SERIES B MBIA INSURED (d)                                                   2.03     02/15/27          500,000
                                                                                                                     -------------

WYOMING - 0.17%
   800,000  LINCOLN COUNTY WY INDUSTRIAL REVENUE EXXON PROJECT SERIES C (d)                     1.90     11/01/14          800,000
                                                                                                                     -------------

TOTAL MUNICIPAL DEMAND NOTES (COST $4,300,000)                                                                           4,108,930
                                                                                                                     -------------

SHARES
SHORT-TERM INVESTMENTS - 1.89%
   766,000  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND (h)                   1.20                       766,000
 8,269,873  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST (h)                                1.52                     8,269,873

TOTAL SHORT-TERM INVESTMENTS (COST $9,035,873)                                                                           9,035,873
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $457,475,930)*                            99.07%                                                                $473,230,234
OTHER ASSETS AND LIABILITIES, NET                0.93                                                                    4,437,916
                                               ------                                                                 ------------
TOTAL NET ASSETS                               100.00%                                                                $477,668,150
                                               ======                                                                 ============

(a) THIS SECURITY IS CURRENTLY IN DEFAULT IN REGARD TO ITS INTEREST PAYMENT AS OF 05/09/02.
(b) SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIEs ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUId BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
(c)  VARIABLE RATE SECURITIES.
(d) THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(e)  ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
(f)  THESE FIXED RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH
     REDUCES THE REMAINING MATURITY.
(g)  STEP RATE BOND. THE MATURITY DATE IS
     THE EFFECTIVE MATURITY DATE; THE RATE SHOWN IS THE RATE IN EFFECT AS OF JUNE 30, 2002.
(h) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $458,648,393 AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                  $21,059,558
     GROSS UNREALIZED DEPRECIATION                   (6,477,717)
                                                    -----------
     NET UNREALIZED APPRECIATION                    $14,581,841

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NEBRASKA TAX-FREE FUND

                                                                                              INTEREST     MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE         DATE       VALUE
MUNICIPAL BONDS - 98.84%

COLORADO - 0.83%
$  600,000  COLORADO HFFA REVENUE STEAMBOAT SPRINGS HEALTH PROJECT                              5.70%      09/15/23   $   554,166
                                                                                                                      -----------

MINNESOTA - 1.55%
 1,000,000  MINNESOTA IRON RANGE RESOURCES & REHABILITATION RECREATIONAL REVENUE
            GIANTS RIDGE RECREATIONAL AREA PROJECT                                              7.25       11/01/16     1,029,540
                                                                                                                      -----------

NEBRASKA - 91.24%
   300,000  CORNHUSKER PUBLIC POWER DISTRICT NE ELECTRIC SYSTEM REVENUE                         5.20       03/01/03       307,401
 1,000,000  DAWSON COUNTY NE SCHOOL DISTRICT #1 GO FSA INSURED                                  5.50       12/15/26     1,025,170
 2,000,000  DODGE COUNTY NE SCHOOL DISTRICT #1 GO FSA INSURED                                   5.50       12/15/20     2,094,980
 2,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #54 GO RALSTON PUBLIC SCHOOLS FSA INSURED         5.20       12/15/26     2,512,825
 1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT GO SERIES B                                       5.00       12/15/18     1,529,280
 1,000,000  DOUGLAS COUNTY NE ZOO FACILITY REVENUE OMAHA HENRY DOORLY ZOO PROJECT               5.88       09/01/14     1,084,720
 1,000,000  FREMONT NE COMBINED UTILITY SYSTEMS REVENUE SERIES B MBIA INSURED                   5.00       10/15/21     1,002,880
 1,000,000  GRAND ISLAND NE ELECTRIC REVENUE MBIA INSURED                                       5.13       08/15/16     1,038,400
   500,000  GRAND ISLAND NE SANITATION SEWER REVENUE                                            5.60       04/01/06       531,700
   500,000  GRAND ISLAND NE SANITATION SEWER REVENUE                                            5.75       04/01/07       529,600
 2,520,000  LANCASTER COUNTY NE HFFA HOSPITAL REVENUE BRYAN MEDICAL CENTER PROJECT
            SERIES A AMBAC INSURED                                                              5.50       06/01/20     2,620,750
 1,000,000  LANCASTER COUNTY NE HFFA HOSPITAL REVENUE BRYAN MEMORIAL HOSPITAL PROJECT
            SERIES A MBIA INSURED                                                               5.10       06/01/10     1,060,340
 1,000,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 GO LINCOLN PUBLIC SCHOOLS                    5.00       01/15/09     1,030,960
 1,750,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 GO LINCOLN PUBLIC SCHOOLS                    5.25       01/15/22     1,784,178
 1,000,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 GO LINCOLN PUBLIC SCHOOLS                    5.25       07/15/19     1,029,100
 1,500,000  LINCOLN NE ELECTRIC SYSTEM REVENUE                                                  5.00       09/01/18     1,533,135
   400,000  LINCOLN NE ELECTRIC SYSTEM REVENUE POWER SUPPLY FACILITIES SERIES A PREREFUNDED
            09/01/02 @ 102                                                                      5.40       09/01/04       410,784
 1,500,000  LINCOLN NE ELECTRIC SYSTEM REVENUE SERIES A                                         5.30       09/01/09     1,583,850
   300,000  LINCOLN NE HOSPITAL REVENUE LINCOLN GENERAL PROJECT SERIES A FSA
            INSURED PREREFUNDED 12/01/02 @ 102                                                  5.60       12/01/03       311,214
 1,000,000  LINCOLN NE PARKING REVENUE SERIES A                                                 5.38       08/15/14     1,064,100
 1,000,000  LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT                                    5.00       09/15/16     1,035,540
   500,000  LINCOLN NE WATERWORKS REVENUE                                                       5.30       08/15/09       527,640
   500,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMUNITY TAX SUPPORTED LEASE
            RENTAL REVENUE                                                                      5.25       10/15/08       543,680
   745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMUNITY TAX SUPPORTED LEASE
            RENTAL REVENUE                                                                      5.80       10/15/18       793,261
 1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY REVENUE FAITH REGIONAL HEALTH SERVICES
            PROJECT RADIAN INSURED                                                              5.50       07/01/21     1,024,540
   500,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION NE LEASE REVENUE DTV PROJECT     6.00       02/01/07       555,650
 1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION NE LEASE REVENUE DTV PROJECT     6.00       02/01/10     1,403,550
 1,980,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SFMR SERIES E COLLATERALIZED
            BY GNMA/FNMA/FHLMC                                                                  5.95       09/01/31     2,020,352
   500,000  NEBRASKA INVESTMENT FINANCE AUTHORITY DWELLING HEALTHCARE FACILITIES REVENUE FATHER
            FLANAGANS BOYS HOME PROJECT AMBAC INSURED                                           5.00       07/01/03       501,410
 1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY HEALTHCARE FACILITIES REVENUE
            CHILDRENS HEALTHCARE SERVICES PROJECT AMBAC INSURED                                 5.00       08/15/11     1,057,070

                                                                                              INTEREST     MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE         DATE       VALUE
NEBRASKA (continued)

$  490,000  NEBRASKA INVESTMENT FINANCE AUTHORITY HOSPITAL REVENUE GREAT PLAINS REGIONAL
            MEDICAL CENTER PROJECT RADIAN INSURED                                               5.55%      05/15/03   $   506,787
   360,000  NEBRASKA INVESTMENT FINANCE AUTHORITY REVENUE STATE REVOLVING FUND PREREFUNDED
            07/01/02 @ 101                                                                      6.40       07/01/05       363,748
   105,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SFMR SERIES A1                                5.40       09/01/03       105,916
 1,805,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SFMR SERIES C                                 6.30       09/01/20     1,900,936
   810,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SFMR SERIES C COLLATERALIZED BY
            GNMA/FNMA/FHLMC                                                                     5.65       03/01/28       816,642
   995,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SFMR SERIES E COLLATERALIZED BY
            GNMA/FNMA/FHLMC                                                                     5.90       09/01/24     1,017,676
 1,000,000  NEBRASKA PUBLIC POWER DISTRICT REVENUE SERIES A FSA INSURED                         5.13       01/01/19     1,021,150
 1,020,000  NEBRASKA PUBLIC POWER DISTRICT REVENUE SERIES A MBIA INSURED                        5.25       01/01/12     1,083,913
 1,000,000  OMAHA NE AIRPORT AUTHORITY AIRPORT REVENUE FSA INSURED                              5.50       01/01/12     1,089,960
 2,000,000  OMAHA NE AIRPORT AUTHORITY AIRPORT REVENUE FSA INSURED                              5.50       01/01/14     2,150,320
   500,000  OMAHA NE GO                                                                         5.25       12/01/12       532,235
   415,000  OMAHA NE GO SERIES A                                                                6.50       12/01/14       502,561
   500,000  OMAHA NE IMPOUND FACILITIES CORPORATION                                             5.55       08/01/14       513,105
   475,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE OMAHA
            PARK FOUR & FIVE PROJECTS                                                           5.20       09/15/09       505,419
   500,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE OMAHA
            PARK FOUR & FIVE PROJECTS                                                           5.70       09/15/15       529,305
   250,000  OMAHA NE PARKING FACILITIES CORPORATION LEASE REVENUE OMAHA PARK
            SEVEN PROJECT SERIES A                                                              5.50       05/01/16       261,330
   865,000  OMAHA NE SPECIAL OBLIGATION TOBACCO AND LIQUOR TAX REVENUE RIVERFRONT
            REDEVELOPMENT PROJECT SERIES A                                                      5.50       02/01/17       932,479
 1,000,000  OMAHA NE SPECIAL TAX REVENUE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT               6.00       11/01/14     1,061,560
 1,000,000  OMAHA NE STADIUM FACILITIES CORPORATION SPORTS FACILITIES REVENUE
            ROSENBLATT STADIUM PROJECT                                                          5.00       11/01/21       993,810
 1,000,000  OMAHA PUBLIC POWER DISTRICT NE ELECTRIC REVENUE SERIES A                            5.40       02/01/06     1,087,980
 1,000,000  OMAHA PUBLIC POWER DISTRICT NE ELECTRIC REVENUE SERIES A                            5.20       02/01/22     1,011,320
   500,000  OMAHA PUBLIC POWER DISTRICT NE ELECTRIC REVENUE SERIES B ESCROWED TO MATURITY       5.60       02/01/12       514,200
 2,500,000  OMAHA PUBLIC POWER DISTRICT NE ELECTRIC REVENUE SERIES C                            5.50       02/01/14     2,771,750
   750,000  OMAHA PUBLIC POWER DISTRICT NE ELECTRIC REVENUE SERIES D                            5.30       02/01/16       763,350
 1,000,000  UNIVERSITY OF NE CORPORATE FACILITIES REVENUE DEFERRED MAINTENANCE PROJECT          5.25       07/15/11     1,067,090
   700,000  UNIVERSITY OF NE CORPORATE FACILITIES REVENUE UNIVERSITY OF NEBRASKA MEDICAL CENTER
            PROJECT PREREFUNDED 07/01/05 @ 100                                                  5.45       07/01/08       750,442
 1,000,000  UNIVERSITY OF NE FACILITIES REVENUE MEMORIAL STADIUM IMPROVEMENT PROJECT            4.95       11/01/09     1,034,270
   310,000  UNIVERSITY OF NE UNIVERSITY PARKING REVENUE UNIVERSITY NEBRASKA-LINCOLN
            PARKING PROJECT                                                                     5.40       06/01/13       316,457
   800,000  UNIVERSITY OF NE UNIVERSITY PARKING REVENUE UNIVERSITY NEBRASKA-LINCOLN
            PARKING PROJECT                                                                     5.80       06/01/20       829,808
   275,000  UNIVERSITY OF NE UNIVERSITY REVENUE STUDENT FEES & FACILITIES KEARNEY PROJECT       5.15       07/01/09       275,253
   740,000  UNIVERSITY OF NE UNIVERSITY REVENUE STUDENT FEES & FACILITIES KEARNEY PROJECT       5.75       07/01/20       769,030
                                                                                                                       60,627,862
                                                                                                                      -----------

NEVADA - 0.25%
   155,000  NEVADA HOUSING DIVISION SFMR SERIES A1                                              5.60       10/01/07       168,123
                                                                                                                      -----------

                                                                                              INTEREST     MATURITY
PRINCIPAL   SECURITY NAME                                                                       RATE         DATE       VALUE
NEW YORK - 0.23%
$  150,000  NEW YORK NY GO SERIES B FGIC INSURED ESCROWED TO MATURITY                           7.25%      10/01/05   $   152,181
                                                                                                                      -----------

PUERTO RICO - 3.22%
 1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY REVENUE SERIES II MBIA INSURED                 5.00       07/01/20     1,020,380
 1,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY GO SERIES A FSA INSURED                        5.75       08/01/11     1,122,540
                                                                                                                        2,142,920
                                                                                                                      -----------
TEXAS - 1.52%
 1,000,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED SERIES A                              6.60       01/01/21     1,007,230
                                                                                                                      -----------

TOTAL MUNICIPAL BONDS (COST $63,266,871)                                                                               65,682,022
                                                                                                                      -----------

MUNICIPAL DEMAND NOTES - 1.05%

NEBRASKA - 1.05%
   700,000  NEBRASKA EDFA EDUCATIONAL FACILITIES REVENUE CREIGHTON UNIVERSITY PROJECT
            ALLIED IRISH BANK PLC LOC (a)                                                       1.85       08/01/31       700,000
                                                                                                                      -----------

TOTAL MUNICIPAL DEMAND NOTES (COST $700,000)                                                                              700,000
                                                                                                                      -----------
SHARES
SHORT-TERM INVESTMENTS - 0.53%
   348,150  WELLS FARGO NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND (b)                   1.20                      348,150
                                                                                                                      -----------

TOTAL SHORT-TERM INVESTMENTS (COST $348,150)                                                                              348,150
                                                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $64,315,021)*                             100.42%                                                               $66,730,172
OTHER ASSETS AND LIABILITIES, NET                (0.42)                                                                  (276,959)
                                                ------                                                                -----------
TOTAL NET ASSETS                                100.00%                                                               $66,453,213
                                                ======                                                                ===========

(a) THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(b) THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                $2,423,471
     GROSS UNREALIZED DEPRECIATION                                    (8,320)
                                                                  ----------
     NET UNREALIZED APPRECIATION                                  $2,415,151


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS                STATEMENTS OF ASSETS & LIABILITIES-- JUNE 30, 2002

                                                                              CALIFORNIA
                                                                             LIMITED TERM        CALIFORNIA
                                                                               TAX-FREE           TAX-FREE
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                         $  80,608,571       $ 614,541,866
   CASH                                                                           51,816              51,579
   RECEIVABLE FOR INTEREST AND OTHER                                             978,057           8,937,982
   RECEIVABLE FOR INVESTMENTS SOLD                                                    --                  --
   RECEIVABLE FOR FUND SHARES ISSUED                                           5,912,985           1,057,922
   PREPAID EXPENSES AND OTHER ASSETS                                                  --               7,055
                                                                           -------------       -------------
TOTAL ASSETS                                                                  87,551,429         624,596,404
                                                                           -------------       -------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                           4,225,895                  --
   DIVIDENDS PAYABLE                                                              41,560             845,983
   PAYABLE FOR FUND SHARES REDEEMED                                              830,053             841,057
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                   28,865             318,028
   PAYABLE TO OTHER RELATED PARTIES                                                1,218             122,010
   ACCRUED EXPENSES AND OTHER LIABILITIES                                         58,112             129,197
                                                                           -------------       -------------
TOTAL LIABILITIES                                                              5,185,703           2,256,275
                                                                           -------------       -------------
TOTAL NET ASSETS                                                           $  82,365,726       $ 622,340,129
                                                                           =============       =============

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                         $  80,868,826       $ 588,731,821
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                             (53)            866,969
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                         (38,925)           (309,084)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                   1,535,878          33,050,423
                                                                           -------------       -------------
TOTAL NET ASSETS                                                           $  82,365,726       $ 622,340,129
                                                                           =============       =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   NET ASSETS - CLASS A                                                    $  70,142,046       $ 386,926,523
   SHARES OUTSTANDING - CLASS A                                                6,678,927          34,270,145
   NET ASSET VALUE PER SHARE - CLASS A                                     $       10.50       $       11.29
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                          $       10.99       $       11.82
   NET ASSETS - CLASS B                                                              N/A       $ 146,487,361
   SHARES OUTSTANDING - CLASS B                                                      N/A          12,729,425
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                            N/A       $       11.51
   NET ASSETS - CLASS C                                                              N/A       $  46,013,335
   SHARES OUTSTANDING - CLASS C                                                      N/A           3,998,698
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                            N/A       $       11.51
   NET ASSETS - INSTITUTIONAL CLASS                                        $  12,223,680       $  42,912,910
   SHARES OUTSTANDING - INSTITUTIONAL CLASS                                    1,182,442           3,791,060
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS      $       10.34       $       11.32
                                                                           -------------       -------------
INVESTMENTS AT COST (NOTE 10)                                              $  79,072,693       $ 581,491,443
                                                                           =============       =============


(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                                       NATIONAL
                                                                              COLORADO        MINNESOTA              LIMITED TERM
                                                                              TAX-FREE        TAX-FREE                 TAX-FREE
ASSETS
INVESTMENTS:

   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                         $ 120,693,127       $ 252,717,040       $  86,581,083
   CASH                                                                           51,876              50,000              50,000
   RECEIVABLE FOR INTEREST AND OTHER                                           1,351,673           4,241,254             874,614
   RECEIVABLE FOR INVESTMENTS SOLD                                             2,937,321                  --                  --
   RECEIVABLE FOR FUND SHARES ISSUED                                              66,905             132,505             404,106
   PREPAID EXPENSES AND OTHER ASSETS                                                  --                  --                  --
                                                                           -------------       -------------       -------------
TOTAL ASSETS                                                                 125,100,902         257,140,799          87,909,803
                                                                           -------------       -------------       -------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                           2,971,233           1,942,546           2,090,116
   DIVIDENDS PAYABLE                                                             268,285             695,474             164,967
   PAYABLE FOR FUND SHARES REDEEMED                                              426,291              25,500             216,031
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                   41,054             101,099              25,021
   PAYABLE TO OTHER RELATED PARTIES                                                9,302              15,687               1,312
   ACCRUED EXPENSES AND OTHER LIABILITIES                                         62,451             139,544              41,597
                                                                           -------------       -------------       -------------
TOTAL LIABILITIES                                                              3,778,616           2,919,850           2,539,044
                                                                           -------------       -------------       -------------
TOTAL NET ASSETS                                                           $ 121,322,286       $ 254,220,949       $  85,370,759
                                                                           ==============      =============       =============


NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                         $ 118,726,409       $ 247,394,765       $  84,380,547
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                          24,474             (27,515)            (56,366)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (2,909,940)         (2,800,939)         (1,485,744)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                   5,481,343           9,654,638           2,532,322
                                                                           -------------       -------------       -------------
TOTAL NET ASSETS                                                           $ 121,322,286       $ 254,220,949       $  85,370,759
                                                                           =============       =============       =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   NET ASSETS - CLASS A                                                    $  58,152,213       $  40,584,537                 N/A
   SHARES OUTSTANDING - CLASS A                                                5,478,917           3,743,473                 N/A
   NET ASSET VALUE PER SHARE - CLASS A                                     $       10.61       $       10.84                 N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                          $       11.11       $       11.35                 N/A
   NET ASSETS - CLASS B                                                    $  12,540,481       $  20,309,851                 N/A
   SHARES OUTSTANDING - CLASS B                                                1,179,961           1,873,514                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                  $       10.63       $       10.84                 N/A
   NET ASSETS - CLASS C                                                              N/A                 N/A                 N/A
   SHARES OUTSTANDING - CLASS C                                                      N/A                 N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                            N/A                 N/A                 N/A
   NET ASSETS - INSTITUTIONAL CLASS                                        $  50,629,592       $ 193,326,561       $  85,370,759
   SHARES OUTSTANDING - INSTITUTIONAL CLASS                                    4,768,352          17,830,750           7,957,963
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS      $       10.62       $       10.84       $       10.73
                                                                           -------------       -------------       -------------
INVESTMENTS AT COST (NOTE 10)                                              $ 115,211,784       $ 243,062,402       $  84,048,761
                                                                           =============       =============       =============

                                                                               NATIONAL           NEBRASKA
                                                                               TAX-FREE           TAX-FREE
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                         $ 473,230,234       $  66,730,172
   CASH                                                                           49,973              49,999
   RECEIVABLE FOR INTEREST AND OTHER                                           7,457,832           1,017,211
   RECEIVABLE FOR INVESTMENTS SOLD                                                    --                  --
   RECEIVABLE FOR FUND SHARES ISSUED                                             437,154             100,000
   PREPAID EXPENSES AND OTHER ASSETS                                                  --                 557
                                                                           -------------       -------------
TOTAL ASSETS                                                                 481,175,193          67,897,939
                                                                           -------------       -------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                           1,217,850           1,092,243
   DIVIDENDS PAYABLE                                                           1,287,486             208,707
   PAYABLE FOR FUND SHARES REDEEMED                                              482,948              37,776
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                  212,346              30,971
   PAYABLE TO OTHER RELATED PARTIES                                               44,158               1,053
   ACCRUED EXPENSES AND OTHER LIABILITIES                                        262,255              73,976
                                                                           -------------       -------------
TOTAL LIABILITIES                                                              3,507,043           1,444,726
                                                                           -------------       -------------
TOTAL NET ASSETS                                                           $ 477,668,150       $  66,453,213
                                                                           =============       =============

NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                                         $ 479,979,144       $  63,550,770
   UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                          74,015                  (1)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (18,139,313)            487,293
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                  15,754,304           2,415,151
                                                                           -------------       -------------
TOTAL NET ASSETS                                                           $ 477,668,150       $  66,453,213
                                                                           =============       =============


COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   NET ASSETS - CLASS A                                                    $ 120,439,045                 N/A
   SHARES OUTSTANDING - CLASS A                                               11,702,760                 N/A
   NET ASSET VALUE PER SHARE - CLASS A                                     $       10.29                 N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                          $       10.77                 N/A
   NET ASSETS - CLASS B                                                    $  51,753,740                 N/A
   SHARES OUTSTANDING - CLASS B                                                5,028,435                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                  $       10.29                 N/A
   NET ASSETS - CLASS C                                                    $  11,342,930                 N/A
   SHARES OUTSTANDING - CLASS C                                                1,102,102                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                  $       10.29                 N/A
   NET ASSETS - INSTITUTIONAL CLASS                                        $ 294,132,435       $  66,453,213
   SHARES OUTSTANDING - INSTITUTIONAL CLASS                                   28,565,278           6,539,782
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS      $       10.30       $       10.16
                                                                           -------------       -------------
INVESTMENTS AT COST (NOTE 10)                                              $ 457,475,930       $  64,315,021
                                                                           =============       =============

TAX-FREE FUNDS     STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED JUNE 30, 2002

                                                                              CALIFORNIA
                                                                             LIMITED TERM        CALIFORNIA
                                                                               TAX-FREE           TAX-FREE
INVESTMENT INCOME
   DIVIDENDS                                                                $         --       $    930,888
   INTEREST                                                                    2,274,864         33,748,326
                                                                           -------------       -------------
TOTAL INVESTMENT INCOME                                                        2,274,864         34,679,214
                                                                           -------------       -------------
EXPENSES
   ADVISORY FEES                                                                 238,055          2,435,286
   ADMINISTRATION FEES                                                            91,724            925,311
   SHAREHOLDER SERVICING FEES                                                    128,538          1,408,273
   PORTFOLIO ACCOUNTING FEES                                                      76,064            121,097
   CUSTODY                                                                        12,230            123,375
   TRANSFER AGENT
    CLASS A                                                                       37,020            226,159
    CLASS B                                                                          N/A            110,746
    CLASS C                                                                          N/A             20,359
    INSTITUTIONAL CLASS                                                            3,331             10,736
   DISTRIBUTION FEES
    CLASS B                                                                          N/A          1,077,054
    CLASS C                                                                          N/A            290,485
   LEGAL AND AUDIT FEES                                                           86,791             33,144
   REGISTRATION FEES                                                              22,610             16,529
   DIRECTORS' FEES                                                                 5,038              5,038
   SHAREHOLDER REPORTS                                                            17,417             26,260
   OTHER                                                                           7,850              5,597
                                                                           -------------       -------------
TOTAL EXPENSES                                                                   726,668          6,835,449
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                          (281,565)          (793,985)
   NET EXPENSES                                                                  445,103          6,041,464
                                                                           -------------       -------------
NET INVESTMENT INCOME                                                          1,829,761         28,637,750
                                                                           -------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   NET REALIZED GAIN(LOSS)  FROM INVESTMENTS                                      48,468            559,772
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS         1,080,243          4,224,898
                                                                           -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         1,128,711          4,784,670
                                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $  2,958,472       $ 33,422,420
                                                                           =============       ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                                       NATIONAL
                                                                              COLORADO        MINNESOTA              LIMITED TERM
                                                                              TAX-FREE        TAX-FREE                 TAX-FREE
INVESTMENT INCOME
   DIVIDENDS                                                                $    191,595       $         --       $         --
   INTEREST                                                                    6,468,689         10,220,611          3,152,702
                                                                            ------------       ------------       ------------
TOTAL INVESTMENT INCOME                                                        6,660,284         10,220,611          3,152,702
                                                                            ------------       ------------       ------------
EXPENSES
   ADVISORY FEES                                                                 474,163            753,035            271,504
   ADMINISTRATION FEES                                                           178,126            284,495            103,218
   SHAREHOLDER SERVICING FEES                                                    166,809            144,721                  0
   PORTFOLIO ACCOUNTING FEES                                                      88,845            101,237             72,656
   CUSTODY                                                                        23,750             37,933             13,762
   TRANSFER AGENT
    CLASS A                                                                       15,882             43,265                N/A
    CLASS B                                                                        9,708             17,380                N/A
    CLASS C                                                                        9,776                N/A                N/A
    INSTITUTIONAL CLASS                                                              N/A             11,537             18,356
   DISTRIBUTION FEES
    CLASS B                                                                       83,072            153,267                N/A
    CLASS C                                                                          N/A                N/A                N/A
   LEGAL AND AUDIT FEES                                                           28,397             33,218             25,483
   REGISTRATION FEES                                                               6,855              9,445              8,530
   DIRECTORS' FEES                                                                 5,038              5,038              5,038
   SHAREHOLDER REPORTS                                                             5,962              4,505              2,359
   OTHER                                                                           3,115              2,220                489
                                                                            ------------       ------------       ------------
TOTAL EXPENSES                                                                 1,099,498          1,601,296            521,395
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                          (305,782)          (310,231)          (109,581)
   NET EXPENSES                                                                  793,716          1,291,065            411,814
                                                                            ------------       ------------       ------------
NET INVESTMENT INCOME                                                          5,866,568          8,929,546          2,740,888
                                                                            ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   NET REALIZED GAIN(LOSS)  FROM INVESTMENTS                                     747,386            520,664             80,966
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS         1,408,655            377,529          1,386,189
                                                                            ------------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         2,156,041            898,193          1,467,155
                                                                            ------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $  8,022,609       $  9,827,739       $  4,208,043
                                                                            ============       ============       ============

                                                                               NATIONAL           NEBRASKA
                                                                               TAX-FREE           TAX-FREE
INVESTMENT INCOME
   DIVIDENDS                                                                $  1,162,072       $         --
   INTEREST                                                                   24,342,678          3,308,429
                                                                            ------------       ------------
TOTAL INVESTMENT INCOME                                                       25,504,750          3,308,429
                                                                            ------------       ------------
EXPENSES
   ADVISORY FEES                                                               1,723,160            322,586
   ADMINISTRATION FEES                                                           648,881             97,408
   SHAREHOLDER SERVICING FEES                                                    337,510                  0
   PORTFOLIO ACCOUNTING FEES                                                     112,377             51,313
   CUSTODY                                                                        86,517             12,988
   TRANSFER AGENT
    CLASS A                                                                       60,563                N/A
    CLASS B                                                                       27,126                N/A
    CLASS C                                                                        7,134                N/A
    INSTITUTIONAL CLASS                                                           53,285              9,984
   DISTRIBUTION FEES
    CLASS B                                                                      246,735                N/A
    CLASS C                                                                       80,085                N/A
   LEGAL AND AUDIT FEES                                                           29,151             42,920
   REGISTRATION FEES                                                              26,768             18,201
   DIRECTORS' FEES                                                                 5,038              5,038
   SHAREHOLDER REPORTS                                                            14,226              7,584
   OTHER                                                                          15,697              9,555
                                                                            ------------       ------------
TOTAL EXPENSES                                                                 3,474,253            577,577
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                          (287,233)           (40,073)
   NET EXPENSES                                                                3,187,020            537,504
                                                                            ------------       ------------
NET INVESTMENT INCOME                                                         22,317,730          2,770,925
                                                                            ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   NET REALIZED GAIN(LOSS)  FROM INVESTMENTS                                     724,526            555,906
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS         2,977,809            299,512
                                                                            ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         3,702,335            855,418
                                                                            ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ 26,020,065       $  3,626,343
                                                                            ============       ============

TAX-FREE FUNDS                              STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                CALIFORNIA LIMITED TERM TAX-FREE
                                                                                                --------------------------------
                                                                                                       FOR THE         FOR THE
                                                                                                    YEAR ENDED      YEAR ENDED
                                                                                                 JUNE 30, 2002   JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                           $ 51,094,208    $ 38,488,612
OPERATIONS:
   NET INVESTMENT INCOME                                                                             1,829,761       1,621,561
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                      48,468         166,052
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                               1,080,243         518,020
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      2,958,472       2,305,633
                                                                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                         (1,569,792)     (1,422,996)
    CLASS B                                                                                                N/A             N/A
    CLASS C                                                                                                N/A             N/A
    INSTITUTIONAL CLASS                                                                               (260,023)       (198,564)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                           (123,567)              0
    CLASS B                                                                                                N/A             N/A
    CLASS C                                                                                                N/A             N/A
    INSTITUTIONAL CLASS                                                                                (23,316)              0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                              46,685,001      28,169,808
   REINVESTMENT OF DIVIDENDS - CLASS A                                                               1,357,434       1,163,577
   COST OF SHARES REDEEMED - CLASS A                                                               (24,928,258)    (17,781,251)
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                                         23,114,177      11,552,134
                                                                                                  ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                     N/A             N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                     N/A             N/A
   COST OF SHARES REDEEMED - CLASS B                                                                       N/A             N/A
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                                                N/A             N/A
                                                                                                  ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                     N/A             N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                     N/A             N/A
   COST OF SHARES REDEEMED - CLASS C                                                                       N/A             N/A
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                                                N/A             N/A
                                                                                                  ------------    ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                   9,215,582         715,423
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                      91,707          64,260
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                    (2,131,722)       (410,294)
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                              7,175,567         369,389
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                               31,271,518      12,605,596
                                                                                                  ============    ============

NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                                                 $ 82,365,726    $ 51,094,208
                                                                                                  ------------    ------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                             4,471,582       2,732,696
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                130,151         113,240
   SHARES REDEEMED - CLASS A                                                                        (2,390,272)     (1,732,632)
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              2,211,461       1,113,304
                                                                                                  ------------    ------------
   SHARES SOLD - CLASS B                                                                                   N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                    N/A             N/A
   SHARES REDEEMED - CLASS B                                                                               N/A             N/A
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                    N/A             N/A
                                                                                                  ------------    ------------
   SHARES SOLD - CLASS C                                                                                   N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                    N/A             N/A
   SHARES REDEEMED - CLASS C                                                                               N/A             N/A
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                    N/A             N/A
                                                                                                  ------------    ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                   895,255          71,096
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                      8,938           6,368
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                              (207,208)        (40,283)
                                                                                                  ------------    ------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                                                                    696,985          37,181
                                                                                                  ------------    ------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                                                           $        (53)   $          1
                                                                                                  ============    ============

(1)  SEE FOOTNOTE 11.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                         CALIFORNIA TAX-FREE
                                                                                                    ------------------------------
                                                                                                          FOR THE         FOR THE
                                                                                                       YEAR ENDED      YEAR ENDED
                                                                                                    JUNE 30, 2002   JUNE 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                              $593,522,218    $566,343,839
OPERATIONS:
   NET INVESTMENT INCOME                                                                               28,637,750      26,940,087
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                        559,772       7,146,989
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                                  4,224,898      17,453,573
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        33,422,420      51,540,649
                                                                                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                           (18,180,094)    (18,558,913)
    CLASS B                                                                                            (5,752,532)     (5,164,267)
    CLASS C                                                                                            (1,545,519)       (880,927)
    INSTITUTIONAL CLASS                                                                                (2,249,711)     (2,342,305)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                            (2,043,131)              0
    CLASS B                                                                                              (782,096)              0
    CLASS C                                                                                              (211,553)              0
    INSTITUTIONAL CLASS                                                                                  (253,440)              0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                 61,148,282      49,955,936
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                 12,662,762      10,984,930
   COST OF SHARES REDEEMED - CLASS A                                                                  (67,973,789)    (83,930,762)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                                             5,837,255     (22,989,896)
                                                                                                     ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                 34,865,598      33,715,892
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                  4,856,771       3,686,471
   COST OF SHARES REDEEMED - CLASS B                                                                  (31,231,829)    (21,442,470)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                                             8,490,540      15,959,893
                                                                                                     ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                 22,931,164      16,326,096
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                  1,291,813         620,781
   COST OF SHARES REDEEMED - CLASS C                                                                   (7,652,156)     (5,213,121)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                                            16,570,821      11,733,756
                                                                                                     ------------    ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                      2,621,520       5,258,613
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                        464,726         244,772
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                       (7,571,295)     (7,622,996)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                (4,485,049)     (2,119,611)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                                  28,817,911      27,178,379
                                                                                                     ============    ============
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                                                    $622,340,129    $593,522,218
                                                                                                     ------------    ------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                                5,394,747       4,448,760
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                 1,117,982         984,201
   SHARES REDEEMED - CLASS A                                                                           (5,995,739)     (7,510,508)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                   516,990      (2,077,547)
                                                                                                     ------------    ------------
   SHARES SOLD - CLASS B                                                                                3,007,833       2,952,536
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                   420,830         323,850
   SHARES REDEEMED - CLASS B                                                                           (2,700,514)     (1,880,542)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                   728,149       1,395,844
                                                                                                     ------------    ------------
   SHARES SOLD - CLASS C                                                                                1,979,391       1,428,334
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                   111,993          54,492
   SHARES REDEEMED - CLASS C                                                                             (664,716)       (456,082)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                 1,426,668       1,026,744
                                                                                                     ------------    ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                      231,033         469,565
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                        41,046          21,873
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                                 (671,339)       (680,495)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                                                                      (399,260)       (189,057)
                                                                                                     ------------    ------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                                                              $    866,969    $    (42,925)
                                                                                                     ============    ============
                                                                                                            COLORADO TAX-FREE
                                                                                                    ------------------------------
                                                                                                          FOR THE         FOR THE
                                                                                                       YEAR ENDED      YEAR ENDED
                                                                                                    JUNE 30, 2002   JUNE 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                              $105,989,828   $  90,282,427
OPERATIONS:
   NET INVESTMENT INCOME                                                                                5,866,568       5,055,959
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                        747,386         480,011
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                                  1,408,655       4,504,817
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        8,022,609      10,040,787
                                                                                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                            (2,776,798)     (2,246,389)
    CLASS B                                                                                              (468,531)       (365,232)
    CLASS C                                                                                                     0             N/A
    INSTITUTIONAL CLASS                                                                                (2,585,999)     (2,443,706)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                                     0               0
    CLASS B                                                                                                     0               0
    CLASS C                                                                                                   N/A             N/A
    INSTITUTIONAL CLASS                                                                                         0               0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                 13,010,830      13,242,383
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                  1,675,275       1,592,348
   COST OF SHARES REDEEMED - CLASS A                                                                   (5,852,194)     (7,947,050)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                                             8,833,911       6,887,681
                                                                                                     ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                  3,545,908       3,952,546
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                    308,563         262,487
   COST OF SHARES REDEEMED - CLASS B                                                                   (1,718,121)     (1,274,606)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                                             2,136,350       2,940,427
                                                                                                     ------------    ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                        N/A             N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                        N/A             N/A
   COST OF SHARES REDEEMED - CLASS C                                                                          N/A             N/A
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                                                   N/A             N/A
                                                                                                     ------------    ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                     14,023,670      10,758,462
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                        139,453          68,600
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                      (11,992,207)     (9,933,229)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                                 2,170,916         893,833
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                                  15,332,458      15,707,401
                                                                                                     ============    ============
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                                                    $121,322,286    $105,989,828
                                                                                                     ------------    ------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                                1,234,305       1,276,720
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                   158,548         155,418
   SHARES REDEEMED - CLASS A                                                                             (558,106)       (782,237)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                   834,747         649,901
                                                                                                     ------------    ------------
   SHARES SOLD - CLASS B                                                                                  335,952         382,034
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                    29,162          25,547
   SHARES REDEEMED - CLASS B                                                                             (162,982)       (124,604)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                   202,132         282,977
                                                                                                     ------------    ------------
   SHARES SOLD - CLASS C                                                                                      N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                       N/A             N/A
   SHARES REDEEMED - CLASS C                                                                                  N/A             N/A
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                       N/A             N/A
                                                                                                     ------------    ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                    1,322,814       1,045,727
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                        13,188           6,664
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                               (1,139,939)       (969,726)
                                                                                                     ------------    ------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                                                                       196,063          82,665
                                                                                                     ------------    ------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                                                              $     24,474    $     (9,987)
                                                                                                     ============    ============

                                                                                                     MINNESOTA TAX-FREE(1)
                                                                                               ------------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                               JUNE 30, 2002   JUNE 30, 2001
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                        $  78,774,949     $68,976,322
OPERATIONS:
   NET INVESTMENT INCOME                                                                           8,929,546       3,642,981
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                   520,664         468,718
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                               377,529       2,967,400
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    9,827,739       7,079,099
                                                                                               -------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                       (1,811,422)     (1,611,345)
    CLASS B                                                                                         (832,938)       (794,709)
    CLASS C                                                                                                0             N/A
    INSTITUTIONAL CLASS                                                                           (6,262,077)     (1,237,090)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                                0               0
    CLASS B                                                                                                0               0
    CLASS C                                                                                              N/A             N/A
    INSTITUTIONAL CLASS                                                                                    0               0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                             8,550,229       5,875,296
   REINVESTMENT OF DIVIDENDS - CLASS A                                                             1,203,190       1,065,197
   COST OF SHARES REDEEMED - CLASS A                                                              (4,164,174)     (3,528,743)
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                                        5,589,245       3,411,750
                                                                                               -------------     -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                             5,447,212       4,310,100
   REINVESTMENT OF DIVIDENDS - CLASS B                                                               634,364         624,019
   COST OF SHARES REDEEMED - CLASS B                                                              (5,552,144)     (3,251,321)
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                                          529,432       1,682,798
                                                                                               -------------     -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                   N/A             N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                   N/A             N/A
   COST OF SHARES REDEEMED - CLASS C                                                                     N/A             N/A
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                                              N/A             N/A
                                                                                               -------------     -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                               192,517,027       5,690,725
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                   699,582         270,715
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                 (24,810,588)     (4,693,316)
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                          168,406,021       1,268,124
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                            175,446,000       9,798,627
                                                                                               =============     ============
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                                               $254,220,949     $78,774,949
                                                                                               -------------     -----------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                             793,081         557,951
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                              111,490         101,153
   SHARES REDEEMED - CLASS A                                                                        (386,189)       (336,874)
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              518,382         322,230
                                                                                               -------------     -----------
   SHARES SOLD - CLASS B                                                                             503,644         406,878
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                               58,784          59,289
   SHARES REDEEMED - CLASS B                                                                        (515,319)       (307,460)
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                               47,109         158,707
                                                                                               -------------     -----------
   SHARES SOLD - CLASS C                                                                                 N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                  N/A             N/A
   SHARES REDEEMED - CLASS C                                                                             N/A             N/A
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                  N/A             N/A
                                                                                               -------------     -----------
   SHARES SOLD - INSTITUTIONAL CLASS                                                              17,747,962         541,094
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                   64,960          25,709
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                          (2,311,035)       (443,218)
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                                                               15,501,887         123,585
                                                                                               -------------     -----------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                                                        $     (27,515)    $   (43,428)
                                                                                               =============     ===========

                                                                                               NATIONAL LIMITED TERM TAX-FREE
                                                                                               -------------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                               JUNE 30, 2002   JUNE 30, 2001
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                         $ 62,111,142    $ 62,669,420
OPERATIONS:
   NET INVESTMENT INCOME                                                                           2,740,888       2,589,837
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                                    80,966         163,381
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                             1,386,189       1,729,841
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   4,208,043        4,483,059
                                                                                               -------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                                                              N/A             N/A
    CLASS B                                                                                              N/A             N/A
    CLASS C                                                                                              N/A             N/A
    INSTITUTIONAL CLASS                                                                           (2,740,889)     (2,589,836)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                                                              N/A             N/A
    CLASS B                                                                                              N/A             N/A
    CLASS C                                                                                              N/A             N/A
    INSTITUTIONAL CLASS                                                                                    0               0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                   N/A             N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                   N/A             N/A
   COST OF SHARES REDEEMED - CLASS A                                                                     N/A             N/A
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                                              N/A             N/A
                                                                                               -------------     -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                   N/A             N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                   N/A             N/A
   COST OF SHARES REDEEMED - CLASS B                                                                     N/A             N/A
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                                              N/A             N/A
                                                                                               -------------     -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                   N/A             N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                   N/A             N/A
   COST OF SHARES REDEEMED - CLASS C                                                                     N/A             N/A
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C                                                              N/A             N/A
                                                                                               -------------     -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                40,716,789      24,155,566
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                   591,356         691,689
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                 (19,515,682)    (27,298,756)
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                                           21,792,463      (2,451,501)
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                             23,259,617        (558,278)
                                                                                               =============     ===========
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                                                                               $ 85,370,759     $62,111,142
                                                                                               -------------     -----------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                                 N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                  N/A             N/A
   SHARES REDEEMED - CLASS A                                                                             N/A             N/A
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                  N/A             N/A
                                                                                               -------------     -----------
   SHARES SOLD - CLASS B                                                                                 N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                  N/A             N/A
   SHARES REDEEMED - CLASS B                                                                             N/A             N/A
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                  N/A             N/A
                                                                                               -------------     -----------
   SHARES SOLD - CLASS C                                                                                 N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                  N/A             N/A
   SHARES REDEEMED - CLASS C                                                                             N/A             N/A
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                  N/A             N/A
                                                                                               -------------     -----------
   SHARES SOLD - INSTITUTIONAL CLASS                                                               3,833,460       2,319,145
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                   55,667          66,550
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                          (1,835,191)     (2,628,749)
                                                                                               -------------     -----------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL CLASS                                                                2,053,936        (243,054)
                                                                                               -------------     -----------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED)
  NET INVESTMENT INCOME                                                                        $     (56,366)    $   (61,236)
                                                                                               =============     ===========

(1)  SEE FOOTNOTE 11.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                    NATIONAL TAX-FREE(1)                     NEBRASKA TAX-FREE
                                               -----------------------------  ------------------------------------------------
                                                     FOR THE         FOR THE        FOR THE            FOR THE         FOR THE
                                                 YEAR  ENDED     YEAR  ENDED    YEAR  ENDED    10 MONTHS ENDED     YEAR  ENDED
                                               JUNE 30, 2002   JUNE 30, 2001  JUNE 30, 2002      JUNE 30, 2001 AUGUST 31, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                         $414,999,704    $333,422,883    $64,929,000       $63,304,651      $68,442,650
OPERATIONS:
   NET INVESTMENT INCOME                          22,317,730      19,368,349      2,770,925         2,356,364        2,911,028
   NET REALIZED GAIN (LOSS) ON SALE OF
    INVESTMENTS                                      724,526       4,926,114        555,906           167,530         (24,951)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS                  2,977,809      11,077,667        299,512         1,220,093          493,536
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                26,020,065      35,372,130      3,626,343         3,743,987        3,379,613
                                                ------------    ------------    -----------      ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                       (4,651,158)     (3,699,820)           N/A               N/A              N/A
    CLASS B                                       (1,426,110)     (1,002,314)           N/A               N/A              N/A
    CLASS C                                         (459,961)       (335,956)           N/A               N/A              N/A
    INSTITUTIONAL CLASS                          (15,646,092)    (14,326,924)    (2,770,925)       (2,356,365)      (2,911,385)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                0               0            N/A               N/A              N/A
    CLASS B                                                0               0            N/A               N/A              N/A
    CLASS C                                                0               0            N/A               N/A              N/A
    INSTITUTIONAL CLASS                                    0               0       (161,376)          (29,821)             N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A            71,223,066      28,720,056            N/A               N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS A             3,110,180       2,289,385            N/A               N/A              N/A
   COST OF SHARES REDEEMED - CLASS A             (32,007,292)    (21,887,918)           N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A      42,325,954       9,121,523            N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
   PROCEEDS FROM SHARES SOLD - CLASS B            27,949,927      11,558,455            N/A               N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS B               990,296         732,459            N/A               N/A              N/A
   COST OF SHARES REDEEMED - CLASS B              (5,965,225)     (3,331,977)           N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B      22,974,998       8,958,937              0               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
   PROCEEDS FROM SHARES SOLD - CLASS C             6,837,067       4,490,494            N/A               N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS C               272,598         215,623            N/A               N/A              N/A
   COST OF SHARES REDEEMED - CLASS C              (5,103,104)     (1,302,055)           N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C       2,006,561       3,404,062            N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL
     CLASS                                        47,438,393     111,779,092      5,048,287         4,476,517        4,416,681
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL
     CLASS                                         1,067,312         989,245         88,902            58,601           37,324
   COST OF SHARES REDEEMED - INSTITUTIONAL
     CLASS                                       (56,981,516)    (68,683,154)    (4,307,018)       (4,268,570)     (10,060,232)
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                            (8,475,811)     44,085,183        830,171           266,548       (5,606,227)
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS             62,668,446      81,576,821      1,524,213         1,624,349       (5,137,999)
                                                ============    ============    ===========      ============      ===========
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS                               $477,668,150    $414,999,704    $66,453,213       $64,929,000      $63,304,651
                                                ------------    ------------    -----------      ------------      -----------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                           6,951,887       2,826,423            N/A               N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A                              302,173         226,836            N/A               N/A              N/A
   SHARES REDEEMED - CLASS A                      (3,113,917)     (2,160,634)           N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                           4,140,143         892,625            N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
   SHARES SOLD - CLASS B                           2,742,689       1,136,990            N/A               N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS B                                          96,171          72,527            N/A               N/A              N/A
   SHARES REDEEMED - CLASS B                        (578,828)       (329,777)           N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B                           2,260,032         879,740            N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
   SHARES SOLD - CLASS C                             662,141         446,043            N/A               N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     CLASS C                                          26,446          21,322            N/A               N/A              N/A
   SHARES REDEEMED - CLASS C                        (499,005)       (127,792)           N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C                             189,582         339,573            N/A               N/A              N/A
                                                ------------    ------------    -----------      ------------      -----------
   SHARES SOLD - INSTITUTIONAL CLASS               4,623,024      10,965,407        500,157           449,356          458,277
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   INSTITUTIONAL CLASS                               103,626          98,139          8,809             5,869            3,862
   SHARES REDEEMED - INSTITUTIONAL CLASS          (5,544,050)     (6,825,018)      (424,197)         (427,888)      (1,044,070)
                                                ------------    ------------    -----------      ------------      -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                (817,400)      4,238,528         84,769            27,337         (581,931)
                                                ------------    ------------    -----------      ------------      -----------
ENDING BALANCE OF UNDISTRIBUTED
   (OVERDISTRIBUTED) NET INVESTMENT INCOME      $     74,015    $    (58,802)   $       (1)      $         (1)     $          0
                                                ============    ============    ==========       ============      ============

(1) SEE FOOTNOTE 11.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                      71

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS

                                                                                 NET REALIZED
                                                       BEGINNING                          AND    DIVIDENDS
                                                       NET ASSET         NET       UNREALIZED     FROM NET
                                                       VALUE PER  INVESTMENT   GAIN (LOSS) ON   INVESTMENT
                                                           SHARE      INCOME      INVESTMENTS       INCOME
-----------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                            $10.33         0.31             0.20        (0.31)
JULY 1, 2000 TO JUNE 30, 2001                            $10.14         0.41             0.19        (0.41)
JULY 1, 1999 TO JUNE 30, 2000                            $10.23         0.40            (0.04)       (0.40)
JULY 1, 1998 TO JUNE 30, 1999                            $10.44         0.39            (0.09)       (0.39)
APRIL 1, 1998 TO JUNE 30, 1998 (3)                       $10.44         0.10             0.00        (0.10)
APRIL 1, 1997 TO MARCH 31, 1998                          $10.27         0.39             0.20        (0.39)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                            $10.17         0.32             0.20        (0.32)
JULY 1, 2000 TO JUNE 30, 2001                            $ 9.98         0.42             0.19        (0.42)
JULY 1, 1999 TO JUNE 30, 2000                            $10.07         0.41            (0.04)       (0.41)
JULY 1, 1998 TO JUNE 30, 1999                            $10.27         0.39            (0.08)       (0.39)
APRIL 1, 1998 TO JUNE 30, 1998 (3)                       $10.27         0.10             0.00        (0.10)
APRIL 1, 1997 TO MARCH 31, 1998                          $10.11         0.39             0.19        (0.39)

CALIFORNIA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                            $11.24         0.55             0.10        (0.54)
JULY 1, 2000 TO JUNE 30, 2001                            $10.77         0.54             0.47        (0.54)
JULY 1, 1999 TO JUNE 30, 2000                            $11.00         0.52            (0.20)       (0.52)
JULY 1, 1998 TO JUNE 30, 1999                            $11.38         0.51            (0.23)       (0.51)
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                     $11.32         0.26             0.06        (0.26)
JANUARY 1, 1997 TO DECEMBER 31, 1997                     $10.97         0.54             0.42        (0.54)
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                            $11.46         0.48             0.09        (0.46)
JULY 1, 2000 TO JUNE 30, 2001                            $10.97         0.46             0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                            $11.22         0.45            (0.22)       (0.45)
JULY 1, 1998 TO JUNE 30, 1999                            $11.60         0.44            (0.23)       (0.44)
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                     $11.54         0.23             0.06        (0.23)
DECEMBER 15, 1997 (4) TO DECEMBER 31, 1997               $11.51         0.02             0.03        (0.02)
CLASS C (6)
JULY 1, 2000 TO JUNE 30, 2002                            $11.46         0.47             0.10        (0.46)
JULY 1, 2000 TO JUNE 30, 2001                            $10.97         0.46             0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                            $11.22         0.45            (0.22)       (0.45)
JULY 1, 1998 TO JUNE 30, 1999                            $11.60         0.44            (0.23)       (0.44)
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                     $11.54         0.23             0.06        (0.23)
JANUARY 1, 1997 TO DECEMBER 31, 1997                     $11.19         0.47             0.42        (0.47)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                            $11.27         0.57             0.10        (0.56)
JULY 1, 2000 TO JUNE 30, 2001                            $10.79         0.56             0.48        (0.56)
JULY 1, 1999 TO JUNE 30, 2000                            $11.03         0.54            (0.21)       (0.54)
JULY 1, 1998 TO JUNE 30, 1999                            $11.40         0.52            (0.22)       (0.52)
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                     $11.35         0.26             0.05        (0.26)
DECEMBER 15, 1997 (4) TO DECEMBER 31, 1997               $11.32         0.03             0.03        (0.03)

COLORADO TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                            $10.39         0.53             0.22        (0.53)
JULY 1, 2000 TO JUNE 30, 2001                            $ 9.83         0.55             0.56        (0.55)
JULY 1, 1999 TO JUNE 30, 2000                            $10.30         0.54            (0.46)       (0.54)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.55         0.04            (0.25)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $10.69         0.51            (0.10)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                             $10.22         0.53             0.47        (0.53)
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                            $10.41         0.45             0.22        (0.45)
JULY 1, 2000 TO JUNE 30, 2001                            $ 9.85         0.48             0.56        (0.48)
JULY 1, 1999 TO JUNE 30, 2000                            $10.31         0.46            (0.45)       (0.46)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.56         0.04            (0.25)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $10.71         0.43            (0.11)       (0.43)
JUNE 1, 1997 TO MAY 31, 1998                             $10.23         0.45             0.48        (0.45)


                                              DISTRIBUTIONS         ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                   FROM NET      NET ASSET    -------------------------------------------
                                                   REALIZED      VALUE PER     NET INVESTMENT           NET         GROSS
                                                      GAINS          SHARE             INCOME      EXPENSES   EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                         (0.03)        $10.50               2.97%         0.75%         1.24%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.33               3.90%         0.75%         1.12%
JULY 1, 1999 TO JUNE 30, 2000                         (0.05)        $10.14               3.98%         0.75%         1.31%
JULY 1, 1998 TO JUNE 30, 1999                         (0.12)        $10.23               3.70%         0.75%         1.42%
APRIL 1, 1998 TO JUNE 30, 1998 (3)                     0.00         $10.44               3.72%         0.75%         1.44%
APRIL 1, 1997 TO MARCH 31, 1998                       (0.03)        $10.44               3.78%         0.68%         1.29%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                         (0.03)        $10.34               3.12%         0.60%         0.85%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.17               4.12%         0.60%         0.76%
JULY 1, 1999 TO JUNE 30, 2000                         (0.05)        $ 9.98               4.07%         0.63%         1.07%
JULY 1, 1998 TO JUNE 30, 1999                         (0.12)        $10.07               3.75%         0.70%         1.30%
APRIL 1, 1998 TO JUNE 30, 1998 (3)                     0.00         $10.27               3.77%         0.70%         1.40%
APRIL 1, 1997 TO MARCH 31, 1998                       (0.03)        $10.27               3.84%         0.62%         1.17%

CALIFORNIA TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                         (0.06)        $11.29               4.86%         0.77%         0.90%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $11.24               4.82%         0.77%         0.90%
JULY 1, 1999 TO JUNE 30, 2000                         (0.03)        $10.77               4.89%         0.77%         1.01%
JULY 1, 1998 TO JUNE 30, 1999                         (0.15)        $11.00               4.45%         0.77%         1.10%
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                   0.00         $11.38               4.63%         0.75%         1.11%
JANUARY 1, 1997 TO DECEMBER 31, 1997                  (0.07)        $11.32               4.84%         0.74%         0.89%
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                         (0.06)        $11.51               3.95%         1.52%         1.66%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $11.46               4.06%         1.51%         1.63%
JULY 1, 1999 TO JUNE 30, 2000                         (0.03)        $10.97               4.16%         1.50%         1.74%
JULY 1, 1998 TO JUNE 30, 1999                         (0.15)        $11.22               3.74%         1.47%         1.84%
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                   0.00         $11.60               3.90%         1.45%         1.82%
DECEMBER 15, 1997 (4) TO DECEMBER 31, 1997             0.00         $11.54               3.95%         1.44%         1.76%
CLASS C (6)
JULY 1, 2000 TO JUNE 30, 2002                         (0.06)        $11.51               3.94%         1.52%         1.64%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $11.46               4.04%         1.52%         1.62%
JULY 1, 1999 TO JUNE 30, 2000                         (0.03)        $10.97               4.15%         1.50%         1.73%
JULY 1, 1998 TO JUNE 30, 1999                         (0.15)        $11.22               3.71%         1.47%         1.81%
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                   0.00         $11.60               3.90%         1.45%         1.78%
JANUARY 1, 1997 TO DECEMBER 31, 1997                  (0.07)        $11.54               4.19%         1.48%         1.63%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                         (0.06)        $11.32               4.88%         0.60%         0.62%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $11.27               4.99%         0.60%         0.60%
JULY 1, 1999 TO JUNE 30, 2000                         (0.03)        $10.79               5.02%         0.63%         0.80%
JULY 1, 1998 TO JUNE 30, 1999                         (0.15)        $11.03               4.50%         0.72%         1.01%
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                   0.00         $11.40               4.69%         0.69%         0.98%
DECEMBER 15, 1997 (4) TO DECEMBER 31, 1997             0.00         $11.35               4.79%         0.63%         0.92%

COLORADO TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.61               5.01%         0.60%         0.96%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.39               5.36%         0.60%         0.96%
JULY 1, 1999 TO JUNE 30, 2000                         (0.01)        $ 9.83               5.43%         0.60%         1.03%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.30               4.94%         0.60%         1.08%
JUNE 1, 1998 TO MAY 31, 1999                          (0.04)        $10.55               4.71%         0.60%         1.02%
JUNE 1, 1997 TO MAY 31, 1998                           0.00         $10.69               5.00%         0.60%         1.04%
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.63               4.25%         1.35%         1.77%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.41               4.58%         1.35%         1.77%
JULY 1, 1999 TO JUNE 30, 2000                         (0.01)        $ 9.85               4.65%         1.35%         1.89%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.31               4.17%         1.35%         2.08%
JUNE 1, 1998 TO MAY 31, 1999                          (0.04)        $10.56               3.96%         1.35%         2.03%
JUNE 1, 1997 TO MAY 31, 1998                           0.00         $10.71               4.24%         1.35%         2.04%



                                                              PORTFOLIO        NET ASSETS AT
                                                     TOTAL     TURNOVER        END OF PERIOD
                                                 RETURN(2)         RATE      (000'S OMITTED)
--------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                         5.00%         34%            $ 70,142
JULY 1, 2000 TO JUNE 30, 2001                         6.01%         49%            $ 46,157
JULY 1, 1999 TO JUNE 30, 2000                         3.67%         60%            $ 34,015
JULY 1, 1998 TO JUNE 30, 1999                         2.84%         68%            $ 41,299
APRIL 1, 1998 TO JUNE 30, 1998 (3)                    0.93%          2%            $ 54,169
APRIL 1, 1997 TO MARCH 31, 1998                       5.92%         88%            $ 59,011
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                         5.19%         34%            $ 12,224
JULY 1, 2000 TO JUNE 30, 2001                         6.20%         49%            $  4,937
JULY 1, 1999 TO JUNE 30, 2000                         3.79%         60%            $  4,474
JULY 1, 1998 TO JUNE 30, 1999                         2.96%         68%            $  7,633
APRIL 1, 1998 TO JUNE 30, 1998 (3)                    0.94%          2%            $  7,559
APRIL 1, 1997 TO MARCH 31, 1998                       5.91%         88%            $  7,069

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                         5.67%         31%            $386,927
JULY 1, 2000 TO JUNE 30, 2001                         9.53%         52%            $379,359
JULY 1, 1999 TO JUNE 30, 2000                         3.10%         35%            $385,746
JULY 1, 1998 TO JUNE 30, 1999                         2.38%         17%            $461,574
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                  2.86%         15%            $499,720
JANUARY 1, 1997 TO DECEMBER 31, 1997                  9.16%         12%            $509,844
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                         4.88%         31%            $146,487
JULY 1, 2000 TO JUNE 30, 2001                         8.81%         52%            $137,484
JULY 1, 1999 TO JUNE 30, 2000                         2.21%         35%            $116,376
JULY 1, 1998 TO JUNE 30, 1999                         1.69%         17%            $129,699
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                  2.49%         15%            $ 99,784
DECEMBER 15, 1997 (4) TO DECEMBER 31, 1997            0.45%         12%            $ 77,792
CLASS C (6)
JULY 1, 2000 TO JUNE 30, 2002                         4.87%         31%            $ 46,013
JULY 1, 2000 TO JUNE 30, 2001                         8.81%         52%            $ 29,468
JULY 1, 1999 TO JUNE 30, 2000                         2.21%         35%            $ 16,959
JULY 1, 1998 TO JUNE 30, 1999                         1.69%         17%            $ 22,251
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                  2.49%         15%            $  8,249
JANUARY 1, 1997 TO DECEMBER 31, 1997                  8.11%         12%            $  5,860
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                         5.85%         31%            $ 42,913
JULY 1, 2000 TO JUNE 30, 2001                         9.80%         52%            $ 47,211
JULY 1, 1999 TO JUNE 30, 2000                         3.16%         35%            $ 47,263
JULY 1, 1998 TO JUNE 30, 1999                         2.46%         17%            $ 73,625
JANUARY 1, 1998 TO JUNE 30, 1998 (5)                  2.80%         15%            $ 82,577
DECEMBER 15, 1997 (4) TO DECEMBER 31, 1997            0.49%         12%            $ 84,113

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                         7.34%         28%            $ 58,152
JULY 1, 2000 TO JUNE 30, 2001                        11.54%         37%            $ 48,274
JULY 1, 1999 TO JUNE 30, 2000                         0.87%        106%            $ 39,280
JUNE 1, 1999 TO JUNE 30, 1999 (7)                    (1.97)%        11%            $ 39,066
JUNE 1, 1998 TO MAY 31, 1999                          3.79%         77%            $ 39,958
JUNE 1, 1997 TO MAY 31, 1998                          9.96%         70%            $ 34,254
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                         6.53%         28%            $ 12,540
JULY 1, 2000 TO JUNE 30, 2001                        10.69%         37%            $ 10,177
JULY 1, 1999 TO JUNE 30, 2000                         0.22%        106%            $  6,842
JUNE 1, 1999 TO JUNE 30, 1999 (7)                    (2.03)%        11%            $ 10,959
JUNE 1, 1998 TO MAY 31, 1999                          2.92%         77%            $ 10,909
JUNE 1, 1997 TO MAY 31, 1998                          9.25%         70%            $  9,156

                                                                                 NET REALIZED
                                                      BEGINNING                           AND    DIVIDENDS
                                                      NET ASSET          NET       UNREALIZED     FROM NET
                                                      VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT
                                                          SHARE       INCOME      INVESTMENTS       INCOME
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                            $10.40        0.53              0.22        (0.53)
JULY 1, 2000 TO JUNE 30, 2001                             $9.84        0.55              0.56        (0.55)
JULY 1, 1999 TO JUNE 30, 2000                            $10.30        0.54             (0.45)       (0.54)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.55        0.04             (0.25)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $10.69        0.51             (0.10)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                             $10.22        0.53              0.47        (0.53)

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                            $10.67        0.52              0.17        (0.52)
JULY 1, 2000 TO JUNE 30, 2001                            $10.18        0.54              0.49        (0.54)
JULY 1, 1999 TO JUNE 30, 2000                            $10.74        0.53             (0.55)       (0.53)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.96        0.04             (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $11.05        0.51             (0.08)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                             $10.57        0.53              0.48        (0.53)
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                            $10.67        0.44              0.17        (0.44)
JULY 1, 2000 TO JUNE 30, 2001                            $10.18        0.46              0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                            $10.74        0.46             (0.55)       (0.46)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.96        0.04             (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $11.05        0.43             (0.08)       (0.43)
JUNE 1, 1997 TO MAY 31, 1998                             $10.57        0.45              0.48        (0.45)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                            $10.67        0.52              0.17        (0.52)
JULY 1, 2000 TO JUNE 30, 2001                            $10.18        0.54              0.49        (0.54)
JULY 1, 1999 TO JUNE 30, 2000                            $10.74        0.53             (0.55)       (0.53)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.96        0.04             (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $11.05        0.52             (0.09)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                             $10.57        0.53              0.48        (0.53)

NATIONAL LIMITED TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                            $10.52        0.43              0.21        (0.43)
JULY 1, 2000 TO JUNE 30, 2001                            $10.19        0.46              0.33        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                            $10.39        0.47             (0.20)       (0.47)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.54        0.04             (0.15)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $10.59        0.46             (0.04)       (0.47)
JUNE 1, 1997 TO MAY 31, 1998                             $10.39        0.47              0.21        (0.47)

NATIONAL TAX-FREE FUND
----------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                            $10.21        0.52              0.08        (0.52)
JULY 1, 2000 TO JUNE 30, 2001                            $ 9.72        0.54              0.49        (0.54)
JULY 1, 1999 TO JUNE 30, 2000                            $10.22        0.54             (0.50)       (0.53)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.44        0.04             (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $10.54        0.52             (0.10)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                             $10.05        0.53              0.49        (0.53)
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                            $10.21        0.45              0.08        (0.45)
JULY 1, 2000 TO JUNE 30, 2001                            $ 9.72        0.46              0.49        (0.46)
JULY 1, 1999 TO JUNE 30, 2000                            $10.22        0.46             (0.50)       (0.45)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.44        0.04             (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $10.54        0.44             (0.10)       (0.43)
JUNE 1, 1997 TO MAY 31, 1998                             $10.05        0.46              0.48        (0.45)
CLASS C
JULY 1, 2000 TO JUNE 30, 2002                            $10.21        0.45              0.08        (0.45)
JULY 1, 2000 TO JUNE 30, 2001                            $ 9.73        0.46              0.48        (0.46)
NOVEMBER 8, 1999 (4) TO JUNE 30, 2000                    $ 9.79        0.30             (0.06)       (0.30)
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                            $10.22        0.55              0.08        (0.55)
JULY 1, 2000 TO JUNE 30, 2001                            $ 9.73        0.56              0.49        (0.56)
JULY 1, 1999 TO JUNE 30, 2000                            $10.22        0.55             (0.49)       (0.54)
JUNE 1, 1999 TO JUNE 30, 1999 (7)                        $10.44        0.04             (0.22)       (0.04)
JUNE 1, 1998 TO MAY 31, 1999                             $10.54        0.52             (0.10)       (0.51)
JUNE 1, 1997 TO MAY 31, 1998                             $10.06        0.53              0.48        (0.53)

                                              DISTRIBUTIONS         ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                   FROM NET      NET ASSET    -------------------------------------------
                                                   REALIZED      VALUE PER     NET INVESTMENT           NET         GROSS
                                                      GAINS          SHARE             INCOME      EXPENSES   EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.62              5.01%         0.60%         0.70%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.40              5.38%         0.60%         0.67%
JULY 1, 1999 TO JUNE 30, 2000                         (0.01)        $ 9.84              5.42%         0.60%         0.86%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.30              4.93%         0.60%         1.08%
JUNE 1, 1998 TO MAY 31, 1999                          (0.04)        $10.55              4.71%         0.60%         0.99%
JUNE 1, 1997 TO MAY 31, 1998                           0.00         $10.69              5.01%         0.60%         1.01%

MINNESOTA TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.84              4.81%         0.60%         1.03%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.67              5.11%         0.60%         1.10%
JULY 1, 1999 TO JUNE 30, 2000                         (0.01)        $10.18              5.23%         0.60%         1.07%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.74              4.71%         0.60%         1.11%
JUNE 1, 1998 TO MAY 31, 1999                          (0.01)        $10.96              4.61%         0.60%         1.03%
JUNE 1, 1997 TO MAY 31, 1998                           0.00         $11.05              4.83%         0.60%         1.07%
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.84              4.05%         1.35%         1.75%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.67              4.36%         1.35%         1.81%
JULY 1, 1999 TO JUNE 30, 2000                         (0.01)        $10.18              4.47%         1.35%         1.93%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.74              3.93%         1.35%         2.11%
JUNE 1, 1998 TO MAY 31, 1999                          (0.01)        $10.96              3.85%         1.35%         2.04%
JUNE 1, 1997 TO MAY 31, 1998                           0.00         $11.05              4.07%         1.35%         2.08%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.84              4.78%         0.60%         0.65%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.67              5.11%         0.60%         0.73%
JULY 1, 1999 TO JUNE 30, 2000                         (0.01)        $10.18              5.22%         0.60%         0.91%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.74              4.69%         0.60%         1.11%
JUNE 1, 1998 TO MAY 31, 1999                          (0.01)        $10.96              4.62%         0.60%         1.00%
JUNE 1, 1997 TO MAY 31, 1998                           0.00         $11.05              4.84%         0.60%         1.04%

NATIONAL LIMITED TERM TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.73              3.98%         0.60%         0.76%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.52              4.39%         0.60%         0.71%
JULY 1, 1999 TO JUNE 30, 2000                          0.00         $10.19              4.53%         0.61%         0.86%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.39              4.25%         0.65%         1.12%
JUNE 1, 1998 TO MAY 31, 1999                           0.00         $10.54              4.26%         0.65%         1.04%
JUNE 1, 1997 TO MAY 31, 1998                          (0.01)        $10.59              4.47%         0.65%         1.03%

NATIONAL TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.29              5.09%         0.80%         0.93%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.21              5.33%         0.80%         0.96%
JULY 1, 1999 TO JUNE 30, 2000                         (0.01)        $ 9.72              5.48%         0.75%         0.95%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.22              5.10%         0.60%         1.02%
JUNE 1, 1998 TO MAY 31, 1999                          (0.01)        $10.44              4.81%         0.60%         0.98%
JUNE 1, 1997 TO MAY 31, 1998                           0.00         $10.54              5.09%         0.60%         0.99%
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.29              4.34%         1.55%         1.69%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.21              4.56%         1.55%         1.72%
JULY 1, 1999 TO JUNE 30, 2000                         (0.01)        $ 9.72              4.72%         1.48%         1.78%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.22              4.34%         1.35%         2.11%
JUNE 1, 1998 TO MAY 31, 1999                          (0.01)        $10.44              4.05%         1.35%         2.01%
JUNE 1, 1997 TO MAY 31, 1998                           0.00         $10.54              4.31%         1.35%         2.05%
CLASS C
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.29              4.32%         1.55%         1.68%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.21              4.55%         1.55%         1.73%
NOVEMBER 8, 1999 (4) TO JUNE 30, 2000                  0.00         $ 9.73              4.75%         1.55%         1.68%
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                          0.00         $10.30              5.30%         0.60%         0.63%
JULY 1, 2000 TO JUNE 30, 2001                          0.00         $10.22              5.53%         0.60%         0.61%
JULY 1, 1999 TO JUNE 30, 2000                         (0.01)        $ 9.73              5.58%         0.60%         0.77%
JUNE 1, 1999 TO JUNE 30, 1999 (7)                      0.00         $10.22              5.09%         0.60%         0.95%
JUNE 1, 1998 TO MAY 31, 1999                          (0.01)        $10.44              4.83%         0.60%         0.91%
JUNE 1, 1997 TO MAY 31, 1998                           0.00         $10.54              5.09%         0.60%         0.92%


                                                              PORTFOLIO        NET ASSETS AT
                                                     TOTAL     TURNOVER        END OF PERIOD
                                                 RETURN(2)         RATE      (000'S OMITTED)
--------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                        7.33%          28%            $ 50,630
JULY 1, 2000 TO JUNE 30, 2001                       11.54%          37%            $ 47,538
JULY 1, 1999 TO JUNE 30, 2000                        0.97%         106%            $ 44,161
JUNE 1, 1999 TO JUNE 30, 1999 (7)                  (1.97)%          11%            $ 49,101
JUNE 1, 1998 TO MAY 31, 1999                         3.79%          77%            $ 48,926
JUNE 1, 1997 TO MAY 31, 1998                         9.97%          70%            $ 32,342

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                        6.58%          28%            $ 40,585
JULY 1, 2000 TO JUNE 30, 2001                       10.32%          18%            $ 34,424
JULY 1, 1999 TO JUNE 30, 2000                      (0.02)%          69%            $ 29,551
JUNE 1, 1999 TO JUNE 30, 1999 (7)                  (1.63)%           2%            $ 37,139
JUNE 1, 1998 TO MAY 31, 1999                         3.96%          25%            $ 38,255
JUNE 1, 1997 TO MAY 31, 1998                         9.71%          68%            $ 33,597
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                        5.79%          28%            $ 20,310
JULY 1, 2000 TO JUNE 30, 2001                        9.50%          18%            $ 19,491
JULY 1, 1999 TO JUNE 30, 2000                      (0.76)%          69%            $ 16,974
JUNE 1, 1999 TO JUNE 30, 1999 (7)                  (1.69)%           2%            $ 21,366
JUNE 1, 1998 TO MAY 31, 1999                         3.18%          25%            $ 21,493
JUNE 1, 1997 TO MAY 31, 1998                         8.89%          68%            $ 16,549
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                        6.58%          28%            $193,327
JULY 1, 2000 TO JUNE 30, 2001                       10.32%          18%            $ 24,860
JULY 1, 1999 TO JUNE 30, 2000                      (0.02)%          69%            $ 22,451
JUNE 1, 1999 TO JUNE 30, 1999 (7)                  (1.63)%           2%            $ 27,197
JUNE 1, 1998 TO MAY 31, 1999                         3.96%          25%            $ 27,261
JUNE 1, 1997 TO MAY 31, 1998                         9.71%          68%            $ 20,736

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                        6.16%          45%            $ 85,371
JULY 1, 2000 TO JUNE 30, 2001                        7.89%          57%            $ 62,111
JULY 1, 1999 TO JUNE 30, 2000                        2.64%          48%            $ 62,669
JUNE 1, 1999 TO JUNE 30, 1999 (7)                  (1.08)%          24%            $ 84,419
JUNE 1, 1998 TO MAY 31, 1999                         3.97%          41%            $ 88,223
JUNE 1, 1997 TO MAY 31, 1998                         6.70%          46%            $ 54,602

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2000 TO JUNE 30, 2002                        5.92%          39%            $120,439
JULY 1, 2000 TO JUNE 30, 2001                       10.90%          27%            $ 77,273
JULY 1, 1999 TO JUNE 30, 2000                        0.50%          79%            $ 64,859
JUNE 1, 1999 TO JUNE 30, 1999 (7)                  (1.69)%          18%            $ 41,881
JUNE 1, 1998 TO MAY 31, 1999                         4.04%         106%            $ 43,388
JUNE 1, 1997 TO MAY 31, 1998                        10.33%         143%            $ 35,121
CLASS B
JULY 1, 2000 TO JUNE 30, 2002                        5.13%          39%            $ 51,754
JULY 1, 2000 TO JUNE 30, 2001                       10.07%          27%            $ 28,271
JULY 1, 1999 TO JUNE 30, 2000                      (0.24)%          79%            $ 18,367
JUNE 1, 1999 TO JUNE 30, 1999 (7)                  (1.76)%          18%            $ 17,878
JUNE 1, 1998 TO MAY 31, 1999                         3.26%         106%            $ 17,973
JUNE 1, 1997 TO MAY 31, 1998                         9.52%         143%            $ 11,070
CLASS C
JULY 1, 2000 TO JUNE 30, 2002                        5.13%          39%            $ 11,343
JULY 1, 2000 TO JUNE 30, 2001                        9.96%          27%            $  9,319
NOVEMBER 8, 1999 (4) TO JUNE 30, 2000                2.50%          79%            $  5,572
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                        6.24%          39%            $294,132
JULY 1, 2000 TO JUNE 30, 2001                       11.01%          27%            $300,187
JULY 1, 1999 TO JUNE 30, 2000                        0.73%          79%            $244,626
JUNE 1, 1999 TO JUNE 30, 1999 (7)                  (1.69)%          18%            $304,170
JUNE 1, 1998 TO MAY 31, 1999                         4.04%         106%            $311,757
JUNE 1, 1997 TO MAY 31, 1998                        10.22%         143%            $286,734

                                                                                 NET REALIZED
                                                      BEGINNING                           AND    DIVIDENDS
                                                      NET ASSET          NET       UNREALIZED     FROM NET
                                                      VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT
                                                          SHARE       INCOME      INVESTMENTS       INCOME
----------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                            $10.06         0.43             0.13        (0.43)
SEPTEMBER 1, 2000 TO JUNE 30, 2001 (8)                   $ 9.85         0.36             0.21        (0.36)
SEPTEMBER 1, 2000 TO AUGUST 31, 2000                     $ 9.76         0.42             0.09        (0.42)
SEPTEMBER 1, 1999 TO AUGUST 31, 1999                     $10.13         0.42            (0.36)       (0.42)
SEPTEMBER 29, 1997(4) TO AUGUST 31, 1998                 $10.00         0.39             0.13        (0.39)

                                              DISTRIBUTIONS         ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                   FROM NET      NET ASSET    -------------------------------------------
                                                   REALIZED      VALUE PER     NET INVESTMENT           NET         GROSS
                                                      GAINS          SHARE             INCOME      EXPENSES   EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------


NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                         (0.03)        $10.16              4.27%         0.83%         0.89%
SEPTEMBER 1, 2000 TO JUNE 30, 2001 (8)                 0.00         $10.06              4.40%         0.82%         0.91%
SEPTEMBER 1, 2000 TO AUGUST 31, 2000                   0.00         $ 9.85              4.38%         0.88%         0.88%
SEPTEMBER 1, 1999 TO AUGUST 31, 1999                  (0.01)        $ 9.76              4.17%         0.83%         0.84%
SEPTEMBER 29, 1997(4) TO AUGUST 31, 1998               0.00         $10.13              4.22%         0.87%         0.87%


                                                              PORTFOLIO        NET ASSETS AT
                                                     TOTAL     TURNOVER        END OF PERIOD
                                                 RETURN(2)         RATE      (000'S OMITTED)
--------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 2000 TO JUNE 30, 2002                        5.67%          31%             $ 66,453
SEPTEMBER 1, 2000 TO JUNE 30, 2001 (8)               5.97%          45%             $ 64,929
SEPTEMBER 1, 2000 TO AUGUST 31, 2000                 5.43%          30%             $ 63,305
SEPTEMBER 1, 1999 TO AUGUST 31, 1999                 0.54%           7%             $ 68,443
SEPTEMBER 29, 1997(4) TO AUGUST 31, 1998             5.29%           8%             $ 67,372

NOTES TO FINANCIAL HIGHLIGHTS


(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than 1 year are not annualized.

(3)  The Fund changed its fiscal year-end from March 31 to June 30.

(4)  Commencement of operations.

(5)  The Fund changed its fiscal year-end from December 31 to June 30.

(6) This class of shares commenced operations as Class D and was renamed as Class C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 15, 1997.

(7)  The Fund changed its fiscal year-end from May 31 to June 30.

(8)  The Fund changed its fiscal year-end from August 31 to June 30.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                   TAX-FREE FUNDS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is comprised of 66 separate series as of the end of the reporting period. These financial statements present the California Limited Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.

      On February 23, 2001, the Wells Fargo National Tax-Free Fund acquired all of the net assets of the First Achievement Idaho Municipal Bond Fund and First Achievement Municipal Bond Fund. The First Achievement Municipal Bond Fund exchanged its 6,400,598 shares (valued at $65,492,363) for 6,628,643 shares of the Wells Fargo National Tax-Free Fund. The First Achievement Idaho Municipal Bond Fund exchanged its 2,654,232 shares (valued at $27,155,887) for 2,574,550 shares of the Wells Fargo National Tax-Free Fund. The net assets of the First Achievement Municipal Bond Fund included unrealized depreciation of $(939,080) and the First Achievement Idaho Municipal Bond Fund included unrealized appreciation of $385,499. On October 24, 2000, the Board of Trustees of the Trust and Board of Trustees of the First Achievement Funds approved an Agreement and Plan of Reorganization.

     On November 16, 2001, the Wells Fargo Minnesota Tax-Free Fund acquired all of the net assets of the Minnesota Intermediate Tax-Free Fund. The Minnesota Intermediate Tax-Free Fund exchanged its 17,835,674 shares (valued at $176,243,104) for 16,237,125 shares of the Wells Fargo Minnesota Tax-Free Fund. The net assets of the Minnesota Intermediate Tax-Free Fund included unrealized appreciation of $(7,330,147).

     On May 20, 2002, the Wells Fargo National Tax-Free Fund acquired all of the net assets of the Wells Fargo Arizona Tax-Free Fund and the Wells Fargo Oregon Tax-Free Fund. The Wells Fargo Arizona Tax-Free Fund exchanged 675,454 Class A shares, 553,050 Class B shares, and 1,066,639 Institutional Class shares (valued at $7,049,073, $5,566,868, and $11,135,125, respectively) for
   695,814 Class A shares, 549,489 Class B shares, and 1,098,587 Institutional Class shares of the Wells Fargo National Tax-Free Fund. The net assets of the Wells Fargo Arizona Tax Free Fund included unrealized appreciation of $449,745. The Wells Fargo Oregon Tax-Free Fund exchanged 1,328,786 Class A shares, 1,319,042 Class B shares, and 188,090 Institutional Class shares (valued at $21,334,328, $12,974,107, and $3,019,298, respectively) for
   2,105,912 Class A shares, 1,280,634 Class B shares, and 297,883 Institutional Class shares of the Wells Fargo National Tax-Free Fund. The net assets of the Wells Fargo Oregon Tax-Free Fund included unrealized depreciation of $(213,594).

     The California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free and National Tax-Free Funds offer Class A, Class B, and Institutional Class shares. In addition, the California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Fund offers Class A and Institutional Class shares. The National Limited Term Tax-Free Fund and Nebraska Tax-Free Fund only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agent fees.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government and municipal bond obligations, but excluding debt securities maturing in 60 days or less, valuations are determined daily by a pricing service approved by the Fund's Board of Trustees. The service uses prices that reflect fair value as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities market values. For some securities, such prices are not readily available. The service generally prices these securities based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities, which cannot be valued by any of these methods, are valued in good faith at fair value as determined by policies set by the Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts and premiums are accreted or amortized. Dividend income is recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

     On the Statement of Asset and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (Increase(Decrease)):

                                         UNDISTRIBUTED NET       UNDISTRIBUTED NET
                                         INVESTMENT INCOME       REALIZED GAIN/LOSS      PAID-IN CAPITAL
                                         -----------------       ------------------      ---------------
   COLORADO TAX-FREE FUND                      (779)                      779                      0
   MINNESOTA TAX-FREE FUND                   (7,196)                 (665,047)               672,243
   NATIONAL TAX-FREE FUND                    (1,592)                 (490,315)               491,907
   NATIONAL LIMITED TERM TAX-FREE FUND        4,871                    (4,871)                     0

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2002.

     The following Funds had estimated net capital loss carryforwards at June 30, 2002, which are available to offset future net realized capital gains:

                                                                                           CAPITAL LOSS
      FUND                                                                  YEAR EXPIRES   CARRYFORWARDS
      COLORADO TAX-FREE FUND                                                    2008         1,605,452
                                                                                2009           410,897
      MINNESOTA TAX-FREE FUND                                                   2008           833,829
                                                                                2009         1,480,796
      NATIONAL LIMITED TERM TAX-FREE FUND                                       2007            12,144
                                                                                2008           381,929
                                                                                2009           782,417
      NATIONAL TAX-FREE FUND                                                    2007         1,736,026
                                                                                2008        14,292,092
                                                                                2009           157,637

     The capital loss carryforwards of the Minnesota Tax-Free Fund and the National Tax-Free Fund include the capital losses acquired from mergers as discussed in note 1. The Internal Revenue Code may limit the yearly utilization of acquired capital losses.

     For tax purposes, the California Limited Term Tax-Free Fund, the National Limited Term Tax-Free Fund and the National Tax-Free Fund have current year post October capital losses of $38,923, $201,151, and $781,092, respectively. These losses will be recognized for tax purposes on the first day of the succeeding year.

3. ADVISORY FEES

     The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the contracts, Funds Management has agreed to provide the Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

                                                                      % OF AVERAGE
      FUND                                                          DAILY NET ASSETS
      CALIFORNIA LIMITED TERM TAX-FREE                                    0.40
      CALIFORNIA TAX-FREE                                                 0.40
      COLORADO TAX-FREE                                                   0.40
      MINNESOTA TAX-FREE                                                  0.40
      NATIONAL LIMITED TERM TAX-FREE                                      0.40
      NATIONAL TAX-FREE                                                   0.40
      NEBRASKA TAX-FREE                                                   0.50

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.


     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. WCM is entitled to receive from the Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million, and 0.10% of each Fund's average daily net assets in excess of $800 million.

4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan for Class B and C shares of the relevant Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares or Institutional Class shares. The distribution fees paid on behalf of the Funds for the period ended June 30, 2002 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing transfer agency services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust and Wells Fargo Variable Trust, and the Portfolios of Wells Fargo Core Trust. The transfer agency fees paid by the Funds for the period ended June 30, 2002 are disclosed on the Statement of Operations.

7. SHAREHOLDER SERVICING FEES

     The Trust has also entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares for these services. No fee is currently charged for Institutional Class shares.

     The shareholder servicing fees paid on behalf of the Funds for the period ended June 30, 2002 were as follows:

      FUND                                     CLASS A       CLASS B       CLASS C     INSTITUTIONAL CLASS
      CALIFORNIA LIMITED TERM TAX-FREE FUND    $128,538          N/A           N/A            N/A
      CALIFORNIA TAX-FREE FUND                  952,427      359,018        96,828            N/A
      COLORADO TAX-FREE FUND                    139,118       27,691           N/A            N/A
      MINNESOTA TAX-FREE FUND                    93,632       51,089           N/A            N/A
      NATIONAL LIMITED TERM TAX-FREE FUND           N/A          N/A           N/A            N/A
      NATIONAL TAX-FREE FUND                    228,570       82,245        26,695            N/A
      NEBRASKA TAX-FREE FUND                        N/A          N/A           N/A            N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per-fund fee, a fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     The Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party, whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contracts, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended June 30, 2002, were waived by Funds Management.

10. DISTRIBUTION TO SHAREHOLDERS

     On July 31, 2002, the Funds paid dividends per share as shown below.

      FUND                                               CLASS A        CLASS B        CLASS C   INSTITUTIONAL CLASS
      CALIFORNIA LIMITED TERM TAX-FREE                  0.023969654           N/A            N/A      0.025007732
      CALIFORNIA TAX-FREE                               0.046423669   0.039958992    0.039904369      0.048173821
      COLORADO TAX-FREE                                 0.044845189   0.038077543            N/A      0.044875835
      MINNESOTA TAX-FREE                                0.042987750   0.036054738            N/A      0.043039327
      NATIONAL LIMITED TERM TAX-FREE                            N/A           N/A            N/A      0.034083452
      NATIONAL TAX-FREE                                 0.043060179   0.036468679    0.036420529      0.044857315
      NEBRASKA TAX-FREE                                         N/A           N/A            N/A      0.036482796

     The tax character of distributions paid during the years ended 6/30/2002 and 6/30/2001 was as follows:

                                                                               LONG-TERM
      FUND NAME                 TAX-EXEMPT INCOME      ORDINARY INCOME        CAPITAL GAIN             TOTAL
                                2002         2001       2002      2001       2002      2001       2002         2001
      CALIFORNIA LIMITED
        TERM TAX-FREE FUND  $ 1,829,815  $ 1,621,560  $ 28,644  $      0  $  118,239  $     0  $ 1,976,698  $ 1,621,560
      CALIFORNIA
        TAX-FREE FUND        27,618,424   26,840,223   260,819   106,189   3,138,833        0   31,018,076   26,946,412
      COLORADO
        TAX-FREE FUND         5,809,749    5,035,755    21,579    19,572           0        0    5,831,328    5,055,327
      MINNESOTA
        TAX-FREE FUND         8,906,437    3,643,144         0         0           0        0    8,906,437    3,643,144
      NATIONAL LIMITED
        TERM TAX-FREE FUND    2,740,889    2,589,836         0         0           0        0    2,740,889    2,589,836
      NATIONAL
        TAX-FREE FUND        22,039,137   19,229,041   144,184   135,973           0        0   22,183,321   19,365,014
      NEBRASKA
        TAX-FREE FUND         2,770,925    2,356,365    79,710         0      81,666   29,821    2,932,301    2,386,186


     As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                 UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED
                                  TAX-EXEMPT      ORDINARY       LONG-TERM      UNREALIZED
     FUND NAME                      INCOME         INCOME      CAPITAL GAIN    APPRECIATION      TOTAL
      CALIFORNIA LIMITED
        TERM TAX-FREE FUND       $    41,507            0         $      0     $  1,535,878   $ 1,577,385

      CALIFORNIA
        TAX-FREE FUND              1,712,953            0           45,276       32,696,064    34,454,293
      COLORADO
        TAX-FREE FUND                292,760            0                0        4,587,751     4,880,511

      MINNESOTA
        TAX-FREE FUND                667,959            0                0        9,168,324     9,836,283
      NATIONAL LIMITED
        TERM TAX-FREE FUND           108,601            0                0        2,424,218     2,532,819

      NATIONAL
        TAX-FREE FUND              1,361,501            0                0       14,581,841    15,943,342
      NEBRASKA
        TAX-FREE FUND                208,706            0          487,293        2,415,151     3,111,150

     The difference between book basis and tax basis appreciation attributable to the tax deferral on wash sales.

11. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the period ended June 30, 2002, were as follows:

                          AGGREGATE PURCHASES AND SALES

      FUND                                                                 PURCHASES AT COST  SALES PROCEEDS
      CALIFORNIA LIMITED TERM TAX-FREE FUND                                 $  45,342,413      $ 18,952,298
      CALIFORNIA TAX-FREE FUND                                                216,201,163       185,888,457
      COLORADO TAX-FREE FUND                                                   44,164,515        31,944,266
      MINNESOTA TAX-FREE FUND                                                  54,774,837        52,572,678
      NATIONAL LIMITED TERM TAX-FREE FUND                                      46,737,383        29,847,322
      NATIONAL TAX-FREE FUND                                                  165,063,326       163,346,102
      NEBRASKA TAX-FREE FUND                                                   23,982,330        19,802,710

12. CAPITAL SHARE TRANSACTIONS

     In the National Tax-Free Fund, for the year ended June 30, 2001, "Proceeds from shares sold" includes $3,532,704 for Class A, and "Shares sold" includes 357,695 for Class A as a result of the consolidation of the First Achievement Municipal Fund. "Proceeds from shares sold" includes $2,036,108 for Class B, and "Shares sold" includes 206,082 for Class B as a result of the consolidation of the First Achievement Municipal Fund. "Proceeds from shares sold" includes $59,923,552 for Class I, and "Shares sold" includes 6,064,866 for Class I as a result of the consolidation of the First Achievement Municipal Fund.

     "Proceeds from shares sold" includes $6,771,764 for Class A, and "Shares sold" includes 640,909 for Class A as a result of the consolidation of the First Achievement Idaho Municipal Fund. "Proceeds from shares sold" includes $1,228,031 for Class B, and "Shares sold" includes 116,075 for Class B as a result of the consolidation of the First Achievement Idaho Municipal Fund. "Proceeds from shares sold" includes $19,156,092 for Class I, and "Shares sold" includes 1,817,566 for Class I as a result of the consolidation of the First Achievement Idaho Municipal Fund.

     In the Minnesota Tax-Free Fund, for the period ended June 30, 2002, "Proceeds from shares sold" includes $176,243,104 and "Shares sold" includes 16,237,125 as a result of the consolidation of the Minnesota Intermediate Tax Free Fund.

     In the National Tax-Free Fund, for the year ended June 30, 2002, "Proceeds from shares sold" includes $7,049,073 for Class A, and "Shares sold" includes 695,814 for Class A as a result of the consolidation of the Arizona Tax-Free Fund. "Proceeds from shares sold" includes $5,566,868 for Class B, and "Shares sold" includes 549,489 for Class B as a result of the consolidation of the Arizona Tax-Free Fund. "Proceeds from shares sold" includes $11,135,125 for the Institutional Class, and "Shares sold" includes 1,098,587 for the Institutional Class as a result of the consolidation of the Arizona Tax-Free Fund. "Proceeds from shares sold" includes $21,334,328 for Class A, and "Shares sold" includes 2,105,912 for Class A as a result of the consolidation of the Oregon Tax-Free Fund. "Proceeds from shares sold" includes $12,974,107 for Class B, and "Shares sold" includes 1,280,634 for Class B as a result of the consolidation of the Oregon Tax-Free Fund. "Proceeds from shares sold" includes $3,019,298 for the Institutional Class, and "Shares sold" includes 297,883 for the Institutional Class as a result of the consolidation of the Oregon Tax-Free Fund.

BOARD OF TRUSTEES

     The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND           PRINCIPAL OCCUPATIONS
      NAME AND AGE          LENGTH OF SERVICE ***       DURING PAST FIVE YEARS                    OTHER DIRECTORSHIPS
                                                        Retired. Director, Federal
                                                        Farm Credit Banks Funding
                                                        Corporation and Farm Credit
      Robert C. Brown       Trustee                     System Financial Assistance
      70                    since 1992                  Corporation until February 1999.          None

                                                                                                  Barclays Global
                                                                                                  Investors Funds/Master
      W. Rodney Hughes      Trustee                                                               Investment Portfolio
      75                    since 1987                  Private Investor.                         (23 portfolios)

                                                        Private Investor/Real Estate
      J. Tucker Morse       Trustee                     Developer, Chairman of White
      57                    since 1987                  Point Capital, LLC.                        None

NON-INTERESTED TRUSTEES

                            POSITION HELD AND           PRINCIPAL OCCUPATIONS
      NAME AND AGE          LENGTH OF SERVICE ***       DURING PAST FIVE YEARS                    OTHER DIRECTORSHIPS
                                                        Wake Forest University,
                                                        Calloway School of Business
                                                        and Accountancy, Benson-Pruitt
                                                        Professorship since 1999,

      Thomas S. Goho        Trustee                     Associate Professor of Finance
      59                    since 1987                  1994 - 1999.                               None

                                                        Chairman, CEO, and
                            Trustee                     Co-Founder of Crystal Geyser
                            since 1998                  Water Company and President
      Peter G. Gordon       (Lead Trustee               of Crystal Geyser Roxane
      59                    since 2001)                 Water Company.                             None

                                                        President of Richard M. Leach
      Richard M. Leach      Trustee                     Associates (a financial
      68                    since 1987                  consulting firm).                          None

                                      85

NON-INTERESTED TRUSTEES

                            POSITION HELD AND           PRINCIPAL OCCUPATIONS
      NAME AND AGE          LENGTH OF SERVICE ***       DURING PAST FIVE YEARS                    OTHER DIRECTORSHIPS
                                                        Senior Counselor to the public
                                                        relations firm of Himle-Horner
                                                        and Senior Fellow at the
                                                        Humphrey Institute,
      Timothy J. Penny      Trustee                     Minneapolis, Minnesota
      50                    since 1996                  (a public policy organization).           None

      Donald C. Willeke     Trustee                     Principal in the law firm of
      61                    since 1996                  Willeke & Daniels.                        None


OFFICERS

                            POSITION HELD AND           PRINCIPAL OCCUPATIONS
      NAME AND AGE          LENGTH OF SERVICE ***       DURING PAST FIVE YEARS                    OTHER DIRECTORSHIPS
                                                         Executive Vice President of
                                                         Wells Fargo Bank, N.A.
                                                         President of Wells Fargo Funds
                                                         Management, LLC since
                                                         March 2001. Senior
                                                         Vice President of Wells Fargo
                                                         Bank, N.A. from April 1997 to
                                                         July 1999. Vice President of
      Michael J. Hogan      President                    American Express Financial
      43                    since 2000                   Advisors until April 1997.               None

                                                         Senior Vice President of Wells
                                                         Fargo Bank, N.A. Senior
                                                         Vice President and
                                                         Chief Administrative Officer of
                                                         Wells Fargo Funds Management,
                                                         LLC since March 2001.
                                                         Vice President of Wells Fargo
                                                         Bank, N.A. from December 1997
                                                         to May 2000. Prior thereto,
                                                         Director of Managed Assets
                                                         Investment Accounting of
      Karla M. Rabusch      Treasurer                    American Express Financial
      43                    since 2000                   Advisors until November 1997.            None

                                                         Vice President and Senior
                                                         Counsel of Wells Fargo Bank,
                                                         N.A. Vice President and
                                                         Secretary of Wells Fargo

      C. David Messman      Secretary                    7Funds Management,
      42                    since 2000                   LLC since March 2001.                    None

-------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

INDEPENDENT AUDITORS' REPORT                                     TAX-FREE FUNDS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST

     We have audited the accompanying statements of assets and liabilities of California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund and Nebraska Tax-Free Fund seven funds of Wells Fargo Funds Trust (collectively the "Funds") including the portfolios of investments as of June 30, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented on pages 72 through 77. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Nebraska Tax-Free Fund statement of changes in net assets for the year ended August 31, 2000 and the financial highlights for the three years or periods ended August 31, 2000 were audited by other auditors whose report dated October 13, 2000, expressed an unqualified opinion on the statement and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of June 30, 2002, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

     /s/ KPMG LLP

     San Francisco, California
     August 9, 2002

TAX INFORMATION (UNAUDITED)                        NOTES TO FINANCIAL STATEMENTS

TAX INFORMATION (UNAUDITED)

     For federal income tax purposes, the following funds designate the following amounts as long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code:

        CALIFORNIA LIMITED TERM TAX-FREE FUND                          $ 118,239
        CALIFORNIA TAX-FREE FUND                                      $3,138,833
        NEBRASKA TAX-FREE FUND                                          $ 81,666

     For federal income tax purposes, the following funds designate the following percentages of their distributions paid from net investment income for the year ended June 30, 2002, as exempt interest dividends under Section 852(b)(5) of the Internal Revenue Code:

        CALIFORNIA LIMITED TERM TAX-FREE FUND                            100.00%
        CALIFORNIA TAX-FREE FUND                                          99.61%
        COLORADO TAX-FREE FUND                                            99.63%
        MINNESOTA TAX-FREE FUND                                          100.00%
        NATIONAL LIMITED TERM TAX-FREE FUND                              100.00%
        NATIONAL TAX-FREE FUND                                            99.35%
        NEBRASKA TAX-FREE FUND                                           100.00%

     For California income tax purposes, the California Limited Term Tax-Free Fund and California Tax-Free Fund designate 100% and 99.61% of the their distributions paid from net investment income for the year ended June 30, 2002, as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

LIST OF ABBREVIATIONS                                             TAX-FREE FUNDS

   The following is a list of common abbreviations for terms and entities which may have appeared in this report.
   ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
   ADR        -- AMERICAN DEPOSITORY RECEIPTS
   AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
   AMT        -- ALTERNATIVE MINIMUM TAX
   ARM        -- ADJUSTABLE RATE MORTGAGES
   BART       -- BAY AREA RAPID TRANSIT
   CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
   CDSC       -- CONTINGENT DEFERRED SALES CHARGE
   CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
   CGY        -- CAPITAL GUARANTY CORPORATION
   CMT        -- CONSTANT MATURITY TREASURY
   COFI       -- COST OF FUNDS INDEX
   CONNIE LEE -- CONNIE LEE INSURANCE COMPANY
   COP        -- CERTIFICATE OF PARTICIPATION
   CP         -- COMMERCIAL PAPER
   CTF        -- COMMON TRUST FUND
   DOT        -- DEPARTMENT OF TRANSPORTATION
   DW&P       -- DEPARTMENT OF WATER & POWER
   DWR        -- DEPARTMENT OF WATER RESOURCES
   EDFA       -- EDUCATION FINANCE AUTHORITY
   FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
   FHA        -- FEDERAL HOUSING AUTHORITY
   FHLB       -- FEDERAL HOME LOAN BANK
   FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
   FRN        -- FLOATING RATE NOTES
   FSA        -- FINANCIAL SECURITY ASSURANCE, INC
   GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   GO         -- GENERAL OBLIGATION
   HEFA       -- HIGHER EDUCATION FACILITIES AUTHORITY
   HFA        -- HOUSING FINANCE AUTHORITY
   HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
   IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
   IDR        -- INDUSTRIAL DEVELOPMENT REVENUE
   LIBOR      -- LONDON INTERBANK OFFERED RATE
   LLC        -- LIMITED LIABILITY CORPORATION
   LOC        -- LETTER OF CREDIT
   LP         -- LIMITED PARTNERSHIP
   MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
   MFHR       -- MULTI-FAMILY HOUSING REVENUE
   MUD        -- MUNICIPAL UTILITY DISTRICT
   MTN        -- MEDIUM TERM NOTE
   PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
   PCR        -- POLLUTION CONTROL REVENUE
   PFA        -- PUBLIC FINANCE AUTHORITY
   PLC        -- PRIVATE PLACEMENT
   PSFG       -- PUBLIC SCHOOL FUND GUARANTY
   RAW        -- REVENUE ANTICIPATION WARRANTS
   RDA        -- REDEVELOPMENT AUTHORITY
   RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
   R&D        -- RESEARCH & DEVELOPMENT
   SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
   TBA        -- TO BE ANNOUNCED
   TRAN       -- TAX REVENUE ANTICIPATION NOTES
   USD        -- UNIFIED SCHOOL DISTRICT
   V/R        -- VARIABLE RATE
   WEBS       -- WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL                                                  PRSRT STD
PLEASE EXPEDITE                                                U.S. POSTAGE
                                                                   PAID
                                                                CANTON, MA
                                                                PERMIT #313

[WELLS FARGO FUNDS LOGO]

P.O. Box 8266
Boston, MA 02266-8266



More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells
Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo &
Company provide sub-advisory and other services for the funds. The funds are distributed by Stephens Inc., member NYSE/SIPC. Wells Fargo &
Company and its affiliates are not affiliated with Stephens Inc.
                                                                   AR 015 (6/02)